UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity ® 1-3 Year Duration
Securitized Bond Central Fund

May 31, 2008

1.850076.101

13CEN-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency Obligations - 6.4%
	Principal Amount	Value
Fannie Mae 4.75% 3/12/10 (c)(e)(f)	$ 104,000,000	$ 106,994,366
Freddie Mac 4.25% 7/15/09 (f)	7,466,000	7,582,417
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $112,607,484)		114,576,783
Asset-Backed Securities - 36.3%

ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 2.8925% 2/25/34 (g)(i)	891,127	837,659
Class M2, 3.4925% 2/25/34 (g)(i)	2,525,000	1,902,580
Series 2005-HE6 Class A2B, 2.5925% 10/25/35 (g)(i)	168,814	167,997
Series 2006-HE3 Class A2A, 2.4425% 6/25/36 (g)(i)	258,574	255,665
Advanta Business Card Master Trust Series 2006-C1 Class C1, 2.9588% 10/20/14 (g)	2,280,000	1,430,178
American Express Credit Account Master Trust Series 2004-C Class C, 3.0144% 2/15/12 (d)(g)	252,165	245,126
AmeriCredit Automobile Receivables Trust:
Series 2004-1 Class D, 5.07% 7/6/10	6,319,859	6,291,223
Series 2006-1:
Class A3, 5.11% 10/6/10	205,636	205,298
Class B1, 5.2% 3/6/11	1,870,000	1,812,148
Series 2007-CM Class A3A, 5.42% 5/7/12	6,940,000	6,676,495
Series 2007-DF Class A3A, 5.49% 7/6/12	5,005,000	4,976,066
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	2,420,000	2,351,490
Ameriquest Mortgage Securities, Inc.:
Series 2004-R2 Class M1, 2.8225% 4/25/34 (g)(i)	5,085,000	3,813,750
Series 2005-R10 Class A2B, 2.6125% 12/25/35 (g)(i)	1,346,621	1,160,619
Series 2006-M3 Class A2A, 2.4425% 10/25/36 (g)(i)	1,093,929	1,052,907
Argent Securities, Inc.:
Series 2004-W5 Class M1, 2.9925% 4/25/34 (g)(i)	360,000	271,165
Series 2004-W7:
Class M1, 2.9425% 5/25/34 (g)(i)	4,965,000	3,670,606
Class M2, 2.9925% 5/25/34 (g)(i)	4,035,000	3,036,115
Asset Backed Funding Certificates Series 2005-HE1 Class M1, 2.8125% 12/25/34 (g)(i)	1,736,229	1,263,170
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Funding Corp. Series 2006-OPT2:
Class M5, 2.7925% 10/25/36 (g)(i)	$ 3,500,000	$ 280,805
Class M7, 3.1725% 10/25/36 (g)(i)	1,490,000	141,940
Class M9. 4.2925% 10/25/36 (g)(i)	3,000,000	202,170
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE2 Class M1, 2.7625% 3/25/36 (g)(i)	1,370,000	475,219
Series 2006-HE6:
Class M7, 3.1925% 11/25/36 (g)(i)	415,000	25,506
Class M9, 4.5425% 11/25/36 (g)(i)	1,105,000	75,427
Axon Financial Funding Ltd. Series 2007-1A Class A1, 3.3% 4/4/17 (b)(d)(g)	10,000,000	0
Bayview Financial Mortgage Trust Series 2006-D Class 2A1, 2.4925% 12/28/36 (g)(i)	1,272,478	1,253,192
Bear Stearns Asset Backed Securities I Trust:
Series 2005-FR1 Class M1, 2.8925% 6/25/35 (g)(i)	1,235,000	988,386
Series 2007-AQ1 Class A1, 2.5025% 11/25/36 (g)(i)	2,239,385	1,982,557
Series 2007-HE3 Class 1A1, 2.5125% 4/25/37 (g)(i)	1,692,086	1,581,572
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 2.8063% 9/17/11 (d)(g)	1,950,000	1,831,173
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	10,000,000	10,079,178
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	3,760,000	3,796,702
Series 2006-2:
Class B, 5.07% 12/15/11	11,625,000	11,430,336
Class C, 5.31% 6/15/12	8,550,000	7,934,400
Series 2007-1 Class C, 5.38% 11/15/12	3,045,000	2,634,199
Series 2007-SN1 Class D, 6.05% 1/17/12	1,490,000	1,392,116
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	6,300,000	6,284,748
Series 2006-C Class A3A, 5.07% 7/15/11	1,986,463	1,944,043
Series 2007-B Class A3A, 5.03% 4/15/12	8,670,000	8,444,176
Capital One Multi-Asset Execution Trust Series 2003-B3 Class B3, 4.5% 6/15/11	15,000,000	14,981,451
Carmax Auto Owner Trust Series 2007-1 Class A3, 5.24% 7/15/11	2,535,000	2,562,636
Carrington Mortgage Loan Trust:
Series 2005-NC4 Class M1, 2.8725% 9/25/35 (g)(i)	1,690,000	1,302,085
Series 2006-NC4 Class M1, 2.6925% 10/25/36 (g)(i)	1,170,000	263,250
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (d)	6,063,602	4,416,149
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Manhattan Auto Owner Trust Series 2005-B Class A4, 4.88% 6/15/12	$ 7,100,000	$ 7,141,661
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	7,127,067	7,156,247
Class C, 5.28% 2/20/13	1,101,052	1,099,624
Series 2006-VT2:
Class A3, 5.07% 2/20/10	15,035,335	15,089,193
Class D, 5.46% 4/20/14	800,032	736,029
Citibank Credit Card Issuance Trust Series 2005-B1 Class B1, 4.4% 9/15/10	30,035,000	30,096,953
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 2.945% 8/26/36 (g)(i)	237,035	228,294
Series 2006-NC2:
Class A2A, 2.935% 9/25/36 (g)(i)	393,192	377,895
Class A2B, 3.055% 9/25/36 (g)(i)	1,430,000	964,804
Series 2006-WF2 Class A2B, 5.735% 5/25/36 (i)	1,387,302	1,371,478
CNH Equipment Trust:
Series 2006-A Class A3, 5.2% 8/16/10	7,937,288	7,962,115
Series 2007-A Class A3, 4.98% 10/15/10	15,000,000	15,077,597
CNH Wholesale Master Note Trust Series 2005-1 Class A, 2.6244% 6/15/11 (g)	4,250,000	4,249,228
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 2.5125% 1/25/37 (g)(i)	126,974	123,542
Series 2007-11 Class 2A1, 2.4525% 6/25/47 (g)(i)	1,476,564	1,360,746
Series 2007-4 Class A1A, 2.5125% 9/25/37 (g)(i)	8,780,557	8,427,965
Series 2007-BC2 Class 2A1, 2.4825% 6/25/37 (g)(i)	1,336,548	1,298,331
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 2.8925% 5/25/34 (g)(i)	5,275,000	4,394,600
Series 2004-3 Class M1, 2.8925% 6/25/34 (g)(i)	1,500,000	1,247,614
CPS Auto Receivables Trust:
Series 2006-D Class A3, 5.157% 5/15/11 (d)	3,835,000	3,767,289
Series 2007-B Class A3, 5.47% 11/15/11 (d)	2,559,999	2,488,337
Series 2007-C Class A3, 5.45% 5/15/12 (d)	1,819,988	1,724,439
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 2.4525% 10/25/36 (g)(i)	1,167,954	1,085,468
DaimlerChrysler Auto Trust Series 2006-D Class A3, 4.98% 2/8/11	2,620,000	2,639,901
DriveTime Auto Owner Trust Series 2006-B Class A2, 5.32% 3/15/10 (d)	762,783	760,161
DT Auto Owner Trust Series 2007-A Class A3, 5.6% 3/15/13 (d)	4,820,000	4,345,625
Asset-Backed Securities - continued
	Principal Amount	Value
Fieldstone Mortgage Investment Corp. Series 2006-3:
Class 2A3, 2.5525% 11/25/36 (g)(i)	$ 8,231,000	$ 4,591,359
Class M1, 2.6525% 11/25/36 (g)(i)	5,480,000	874,060
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 3.2175% 3/25/34 (g)(i)	224,308	164,492
Series 2006-FF12 Class A2, 2.4325% 9/25/36 (g)(i)	1,463,629	1,371,009
Series 2006-FF5 Class 2A2, 2.5025% 4/25/36 (g)(i)	1,055,000	998,458
Series 2007-FF2 Class A2C, 3.045% 3/25/37 (g)(i)	5,525,000	3,683,622
Ford Credit Auto Owner Trust:
Series 2005-A Class B, 3.88% 1/15/10	5,151,000	5,150,280
Series 2006-C Class B, 5.3% 6/15/12	2,000,000	1,893,921
Series 2007-B Class A4A, 5.24% 7/15/12	12,100,000	12,104,767
Fosse Master Issuer PLC Series 2007-1A Class C2, 3.2838% 10/18/54 (d)(g)	1,680,000	1,376,206
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14	375,000	316,575
Class C, 5.41% 7/21/14	3,340,000	2,377,412
Series 2007-1:
Class A4, 5.03% 2/16/15	2,625,000	2,518,359
Class C, 5.43% 2/16/15	3,215,000	2,126,723
Fremont Home Loan Trust:
Series 2005-A Class M1, 2.8225% 1/25/35 (g)(i)	4,947,842	4,107,064
Series 2006-3 Class 2A1, 2.4625% 2/25/37 (g)(i)	85,683	83,942
Series 2006-D Class M1, 2.6225% 11/25/36 (g)(i)	1,695,000	269,081
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3.4725% 9/25/30 (d)(g)	2,810,000	2,255,817
GE Business Loan Trust Series 2006-2A:
Class A, 2.6944% 11/15/34 (d)(g)	6,349,871	5,686,107
Class B, 2.7944% 11/15/34 (d)(g)	2,295,471	1,891,242
Class C, 2.8944% 11/15/34 (d)(g)	3,811,789	2,773,567
Class D, 3.2644% 11/15/34 (d)(g)	1,449,244	972,977
GE Commercial Equipment Financing LLC Series 2004-A Class B, 3.65% 5/22/14 (d)	1,289,835	1,278,332
GE Equipment Midticket LLC Series 2006-1:
Class B, 2.6644% 9/15/17 (g)	2,765,000	2,577,375
Class C, 2.8344% 9/15/17 (g)	1,610,000	1,461,518
Goal Capital Funding Trust Series 2007-1 Class C1, 2.9988% 6/25/42 (g)	3,865,000	2,648,186
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	1,070,772	1,030,116
Class C, 5.74% 12/15/14	3,960,000	3,807,168
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust:
Series 2004-AR1 Class M1, 3.0425% 6/25/34 (g)(i)	$ 2,775,000	$ 1,816,621
Series 2004-FM2 Class M1, 3.1425% 1/25/34 (g)(i)	2,601,611	2,076,894
Series 2006-FM3 Class ABS, 2.5925% 11/25/36 (g)(i)	6,635,000	4,280,610
Series 2007-HE1 Class M1, 2.6425% 3/25/47 (g)(i)	975,000	236,681
GSR Mortgage Loan Trust Series 2006-6 Class AV1, 2.895% 3/25/36 (g)	242,691	240,171
Helios Finance L.P. Series 2007-S1 Class B1, 3.1788% 10/20/14 (d)(g)	4,005,000	2,626,079
Holmes Master Issuer PLC:
Series 2006-1A Class 2C, 3.1031% 7/15/40 (d)(g)	720,000	645,975
Series 2007-2A Class 1C, 2.9431% 7/15/40 (g)	2,865,000	2,811,728
Home Equity Asset Trust:
Series 2003-2 Class M1, 3.7125% 8/25/33 (g)(i)	3,190,607	2,582,308
Series 2003-4 Class M1, 3.5925% 10/25/33 (g)(i)	7,378,646	5,474,705
Series 2006-1 Class 2A3, 2.6175% 4/25/36 (g)(i)	6,095,000	4,329,736
Series 2006-7:
Class B1, 4.2925% 1/25/37 (g)(i)	675,000	22,376
Class M4, 2.7725% 1/25/37 (g)(i)	1,320,000	69,881
Series 2006-8 Class 2A1, 2.4425% 3/25/37 (g)(i)	122,129	114,572
Home Equity Loan Trust Series 2007-FRE1 Class M1, 2.8925% 4/25/37 (g)(i)	7,165,000	1,918,429
HSBC Automotive Trust:
Series 2006-3 Class A3, 5.28% 9/19/11	4,125,564	4,135,878
Series 2007-1 Class A3, 5.3% 11/17/11	2,520,000	2,525,514
HSBC Home Equity Loan Trust:
Series 2006-3 Class A1V, 2.5588% 3/20/36 (g)(i)	1,727,438	1,676,695
Series 2007-2 Class A3V, 2.6988% 7/21/36 (g)(i)	1,055,000	858,506
HSI Asset Securitization Corp. Trust:
Series 2006-HE1 Class 2A3, 2.5525% 10/25/36 (g)(i)	2,445,000	1,739,388
Series 2007-HE1 Class 2A3, 2.5825% 1/25/37 (g)(i)	1,485,000	1,037,875
Hyundai Auto Receivables Trust:
Series 2006-1:
Class B, 5.29% 11/15/12	1,529,989	1,544,306
Class C, 5.34% 11/15/12	1,982,300	1,973,669
Series 2007-A Class A3A, 5.04% 1/17/12	4,070,000	4,096,009
JPMorgan Mortgage Acquisition Trust:
Series 2006-CH1:
Class A4, 2.5325% 1/25/35 (g)(i)	1,645,000	1,166,409
Class M1, 2.6125% 5/25/36 (g)(i)	765,000	182,835
Series 2006-NC2 Class M2, 2.6925% 7/25/36 (g)(i)	1,070,000	226,840
Asset-Backed Securities - continued
	Principal Amount	Value
JPMorgan Mortgage Acquisition Trust: - continued
Series 2006-WF1:
Class A1A, 5.6% 7/25/36 (i)	$ 237,653	$ 239,844
Class A1B, 2.4925% 7/25/36 (g)(i)	793,820	786,378
Series 2007-CH1:
Class AV4, 2.5225% 11/25/36 (g)(i)	1,450,000	979,882
Class MV1, 2.6225% 11/25/36 (g)(i)	1,180,000	329,456
Series 2007-CH3 Class M1, 2.6925% 3/25/37 (g)(i)	3,000,000	795,000
Keycorp Student Loan Trust Series 2006-A Class 2C, 6.0075% 3/27/42 (g)	11,300,000	6,027,849
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	9,242,500	8,602,743
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M1, 2.9225% 6/25/34 (g)(i)	5,225,000	3,713,682
Series 2005-WL1 Class M2, 2.9425% 6/25/35 (g)(i)	2,340,000	1,834,037
Series 2006-1 Class 2A2, 2.5325% 2/25/36 (g)(i)	594,847	582,950
Series 2006-10 Class 2A3, 2.5525% 11/25/36 (g)(i)	2,270,000	1,186,786
Series 2006-2 Class 2A2, 2.5225% 3/25/36 (g)(i)	2,624,670	2,564,384
Series 2006-4 Class 2A2, 2.4925% 5/25/36 (g)(i)	935,000	883,868
Series 2006-8 Class 2A1, 2.4325% 9/25/36 (g)(i)	886,841	851,229
Series 2006-9:
Class M10, 4.8925% 11/25/36 (g)(i)	2,420,000	82,183
Class M4, 2.7625% 11/25/36 (g)(i)	815,000	42,967
Class M5, 2.7925% 11/25/36 (g)(i)	1,570,000	74,041
Class M7, 3.1925% 11/25/36 (g)(i)	740,000	29,748
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 2.6525% 10/25/36 (g)(i)	500,000	92,500
Series 2006-HE1 Class A2, 2.5325% 1/25/36 (g)(i)	1,260,889	1,241,385
Series 2006-HE3 Class A2, 2.4925% 8/25/36 (g)(i)	3,345,000	3,030,884
Series 2006-HE5 Class M1, 2.6225% 11/25/36 (g)(i)	9,900,000	1,646,370
Series 2006-WMC3 Class A2, 2.4425% 8/25/36 (g)(i)	760,796	723,826
MBNA Credit Card Master Note Trust Series 2006-A1 Class A1, 4.9% 7/15/11	8,330,000	8,408,878
MBNA Master Credit Card Trust II Series 1999-B Class A, 5.9% 8/15/11	3,650,000	3,715,862
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.1425% 7/25/34 (g)(i)	1,537,665	957,319
Class M2, 3.2175% 7/25/34 (g)(i)	56,456	11,365
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.4463% 6/30/12 (d)(g)	4,000,000	3,796,400
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Auto Trust Securitization Series 2007-1:
Class A2, 5.43% 1/15/10	$ 3,720,005	$ 3,740,667
Class B, 5.79% 12/16/13	3,847,394	3,595,640
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 2.5625% 2/25/37 (g)	2,223,477	1,778,782
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 3.0425% 7/25/34 (g)(i)	6,338,689	5,444,874
Series 2006-FM1 Class A2B, 2.5025% 4/25/37 (g)(i)	3,101,000	2,717,251
Series 2006-MLN1 Class A2A, 2.4625% 7/25/37 (g)(i)	1,439,834	1,370,318
Series 2006-OPT1 Class A1A, 2.6525% 6/25/35 (g)(i)	9,304,719	7,706,922
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 4.0425% 12/27/32 (g)(i)	1,737,359	1,361,602
Series 2003-NC8 Class M1, 3.4425% 9/25/33 (g)(i)	3,669,721	2,856,225
Series 2006-HE6 Class A2A, 2.4325% 9/25/36 (g)(i)	2,816,569	2,680,582
Series 2006-NC1 Class A2, 2.5325% 12/25/35 (g)(i)	37,417	37,335
Series 2006-NC5 Class A2C, 2.5425% 10/25/36 (g)(i)	1,285,000	927,609
Series 2007-HE2:
Class A2A, 2.4325% 1/25/37 (g)(i)	245,263	226,676
Class M1, 2.6425% 1/25/37 (g)(i)	1,375,000	219,570
Series 2007-HE4 Class A2A, 2.5025% 2/25/37 (g)(i)	230,596	212,149
Series 2007-NC3:
Class A2A, 2.4525% 5/25/37 (g)(i)	108,370	104,950
Class A2C, 2.5825% 5/25/37 (g)(i)	5,815,000	4,035,063
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 3.8925% 1/25/32 (g)(i)	233,392	231,626
Series 2002-NC1 Class M1, 3.5925% 2/25/32 (d)(g)(i)	3,452,689	2,585,820
Series 2002-NC3 Class M1, 3.4725% 8/25/32 (g)(i)	1,972,772	1,410,767
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 2.4925% 4/25/37 (g)(i)	2,093,016	1,963,511
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 2.4425% 11/25/36 (g)(i)	365,167	353,471
National Collegiate Student Loan Trust:
Series 2004-1 Class AIO, 5.5% 4/25/11 (h)	2,440,000	324,637
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	16,950,000	1,763,478
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust: - continued
Series 2006-2 Class AIO, 6% 8/25/11 (h)	$ 1,210,000	$ 193,233
Series 2006-3 Class AIO, 7.1% 1/25/12 (h)	1,945,000	422,532
Series 2006-4:
Class AIO, 6.35% 2/27/12 (h)	6,185,000	1,243,556
Class D, 3.4925% 5/25/32 (g)	8,700,000	1,740,000
Series 2007-1 Class AIO, 7.27% 4/25/12 (h)	8,315,000	2,014,891
Series 2007-2 Class AIO, 6.7% 7/25/12 (h)	7,070,000	1,653,744
New Century Home Equity Loan Trust:
Series 2005-A Class A2, 4.461% 8/25/35 (g)(i)	461,088	455,468
Series 2005-D Class M2, 2.8625% 2/25/36 (g)(i)	2,775,000	2,349,216
Newcastle CDO VIII Series 2006-8A Class 4, 2.9925% 11/1/52 (d)(g)	7,900,000	3,555,000
Nissan Auto Receivables Owner Trust Series 2008-A Class A4, 3.89% 8/15/11	3,110,000	3,085,711
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36 (i)	559,341	540,988
NovaStar Mortgage Funding Trust:
Series 2006-5 Class A2A, 2.4625% 11/25/36 (g)(i)	301,489	297,909
Series 2006-6 Class A2A, 2.4625% 1/25/37 (g)(i)	492,864	450,872
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 2.4825% 5/25/37 (g)(i)	567,500	536,111
Series 2007-6 Class 2A1, 2.4525% 7/25/37 (g)(i)	625,414	585,153
Ownit Mortgage Loan Trust:
Series 2006-2 Class A2A, 2.4725% 1/25/37 (g)(i)	294,493	289,754
Series 2006-6 Class A2A, 2.4525% 9/25/37 (g)(i)	2,774,113	2,651,444
Series 2006-7 Class A2C, 2.5525% 10/25/37 (g)(i)	1,975,000	1,369,848
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 2.9125% 1/25/35 (g)(i)	9,300,000	6,647,803
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 2.4625% 9/25/36 (g)(i)	2,237,989	2,168,052
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (d)	658,587	659,614
Class C, 5.77% 5/25/10 (d)	915,000	914,499
Popular ABS Mortgage Trust pass-thru certificates Series 2005-6 Class A1, 5.5% 1/25/36 (i)	31,303	31,185
Providian Master Note Trust Series 2006-C1A Class C1, 3.0644% 3/16/15 (d)(g)	11,090,000	7,848,393
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	2,775,000	2,547,506
Residential Asset Securities Corp. Series 2006-EMX8 Class 1A2, 2.5125% 10/25/36 (g)(i)	2,455,000	2,324,961
Asset-Backed Securities - continued
	Principal Amount	Value
Santander Drive Auto Receivables Trust Series 2007-3 Class A4A, 5.52% 10/15/14	$ 3,500,000	$ 2,870,350
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 4.1125% 1/25/36 (g)(i)	500,000	101,350
Series 2006-FR4 Class A2A, 2.4725% 8/25/36 (g)(i)	1,028,941	996,947
Series 2006-WM4 Class A2A, 2.4725% 11/25/36 (g)(i)	653,531	603,904
Series 2007-NC1 Class A2A, 2.4425% 12/25/36 (g)(i)	704,553	656,996
Sierra Receivables Funding Co. Series 2007-1A Class A2, 2.6288% 3/20/19 (d)(g)	1,844,611	1,549,473
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36 (i)	660,979	654,473
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)(i)	3,435,088	34,351
Structured Asset Securities Corp.:
Series 2004-1 Class 1A, 2.6925% 4/25/34 (g)(i)	9,216,491	7,423,598
Series 2006-BC3 Class M7, 3.1925% 10/25/36 (g)(i)	1,522,000	71,823
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 2.4825% 6/25/37 (g)(i)	2,329,851	2,084,124
Superior Wholesale Inventory Financing Trust:
Series 2004-A10 Class B, 2.7944% 9/15/11 (g)	4,825,000	4,410,050
Series 2007-AE1:
Class A, 2.6144% 1/15/12 (g)	1,570,000	1,485,768
Class B, 2.8144% 1/15/12 (g)	1,060,000	954,000
Class C, 3.1144% 1/15/12 (g)	1,330,000	1,097,782
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.9644% 3/15/11 (d)(g)	9,345,000	9,275,756
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 3.7144% 6/15/10 (g)	1,910,000	1,908,797
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	9,977,507	9,550,669
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 2.6144% 6/15/12 (g)	3,570,000	3,374,859
Class B, 2.7344% 6/15/12 (g)	2,220,000	1,855,698
Class C, 3.0144% 6/15/12 (g)	1,330,000	990,850
Series 2007-2 Class A, 3.1644% 10/15/12 (g)	15,000,000	14,376,632
Trapeza CDO XII Ltd./, Inc. Series 2007-12A:
Class A3, 5.1063% 4/6/42 (d)(g)	860,000	583,777
Class B, 5.2063% 4/6/42 (d)(g)	5,720,000	3,445,556
Turquoise Card Backed Securities PLC Series 2006-2:
Class B, 2.6644% 10/17/11 (g)	4,060,000	3,758,671
Asset-Backed Securities - continued
	Principal Amount	Value
Turquoise Card Backed Securities PLC Series 2006-2: - continued
Class C, 2.8644% 10/17/11 (g)	$ 3,815,000	$ 3,397,139
UPFC Auto Receivables Trust Series 2007-A Class A3, 5.53% 7/15/13	1,865,000	1,778,262
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	5,252,000	5,201,943
Series 2006-2A:
Class A3, 5.23% 8/22/11 (d)	5,303,766	5,284,704
Class B, 5.29% 6/20/12 (d)	2,140,000	1,991,204
Class D, 5.54% 12/20/12 (d)	3,050,000	2,343,925
Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Class LXR2, 3.3144% 6/15/20 (d)(g)	2,558,451	2,046,761
WaMu Asset-Backed Certificates Series 2006-HE5 Class M9, 4.8925% 10/25/36 (g)(i)	1,680,000	118,894
WaMu Master Note Trust:
Series 2006-C2A Class C2, 3.0144% 8/15/15 (d)(g)	8,000,000	5,462,504
Series 2006-C3A Class C3A, 2.8944% 10/15/13 (d)(g)	5,750,000	4,917,147
Series 2007-C1 Class C1, 2.9144% 5/15/14 (d)(g)	5,370,000	4,295,893
Wells Fargo Home Equity Trust Series 2007-2 Class A1, 2.4825% 4/25/37 (g)(i)	1,962,183	1,760,447
WFS Financial Owner Trust:
Series 2005-1 Class D, 4.09% 8/15/12	184,336	184,084
Series 2005-2 Class C, 4.62% 11/19/12	10,000,000	9,973,994
World Omni Auto Receivables Trust Series 2007-B Class A3A, 5.28% 1/17/12	1,945,000	1,959,478
TOTAL ASSET-BACKED SECURITIES (Cost $796,960,581)		646,030,651
Collateralized Mortgage Obligations - 21.3%

Private Sponsor - 21.3%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 3.1088% 2/17/52 (d)(g)	1,415,000	1,285,439
Series 2006-2A:
Class 2B, 2.8388% 2/17/52 (d)(g)	2,890,000	2,694,925
Class 2C, 3.0988% 2/17/52 (d)(g)	3,535,000	3,153,883
Class 2M, 2.9188% 2/17/52 (d)(g)	1,965,000	1,815,783
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1396% 10/25/33 (g)	10,750,000	10,522,404
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2003-K:
Class 1A1, 7.1078% 12/25/33 (g)	$ 467,940	$ 459,092
Class 2A1, 4.1599% 12/25/33 (g)	10,769,475	10,618,986
Series 2003-L Class 2A1, 3.976% 1/25/34 (g)	16,090,457	15,702,428
Series 2004-1 Class 2A2, 4.6835% 10/25/34 (g)	8,338,142	8,104,710
Series 2004-A:
Class 2A1, 3.5442% 2/25/34 (g)	813,580	783,872
Class 2A2, 4.0952% 2/25/34 (g)	3,511,984	3,456,114
Series 2004-B:
Class 1A1, 6.4065% 3/25/34 (g)	835,419	794,836
Class 2A2, 4.0853% 3/25/34 (g)	8,457,634	8,183,862
Series 2004-C Class 1A1, 5.8524% 4/25/34 (g)	639,747	623,559
Series 2004-D:
Class 1A1, 5.5184% 5/25/34 (g)	2,182,080	2,132,326
Class 2A2, 4.1978% 5/25/34 (g)	20,993,503	20,284,057
Series 2004-G Class 2A7, 4.5273% 8/25/34 (g)	15,052,701	14,699,976
Series 2004-H Class 2A1, 4.4718% 9/25/34 (g)	15,217,984	14,965,842
Series 2004-J:
Class 1A2, 6.3792% 11/25/34 (g)	1,269,554	1,220,279
Class 2A1, 4.76% 11/25/34 (g)	15,599,233	14,962,784
Series 2005-H Class 2A2, 4.8052% 9/25/35 (g)	975,080	906,225
Series 2005-J Class 2A4, 5.0915% 11/25/35 (g)	7,646,000	7,528,549
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 2.6725% 1/25/35 (g)	178,061	121,081
Series 2005-2 Class 1A1, 2.6425% 3/25/35 (g)	244,834	175,455
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6023% 10/12/41 (d)(g)(h)	27,168,800	473,340
Citigroup Mortgage Loan Trust:
floater Series 2006-FX1 Class A2, 2.5925% 10/25/36 (g)(i)	5,758,000	5,032,855
Series 2004-UST1 Class A4, 4.4058% 8/25/34 (g)	3,863,590	3,779,750
Countrywide Home Loans Inc. Series 2005-HYB3 Class 2A6B, 4.4078% 6/20/35 (g)	1,440,000	1,179,648
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-4 Class 5A2, 2.7925% 3/25/35 (g)	623,677	504,659
Series 2005-10 Class 5A2, 2.7125% 1/25/36 (g)	415,817	282,289
Series 2005-8 Class 7A2, 2.6725% 11/25/35 (g)	176,678	115,421
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.1325% 4/25/34 (g)	31,640	25,253
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR6 Class 9A2, 3.1325% 10/25/34 (g)	$ 374,125	$ 362,599
Series 2005-6 Class 1A2, 2.6625% 7/25/35 (g)	5,209,288	4,631,469
Series 2007-AR7 Class 2A1, 4.6228% 11/25/34 (g)	1,366,877	1,328,338
DT Auto Owner Trust sequential payer Series 2007-A Class A2, 5.53% 8/15/10 (d)	2,448,360	2,403,983
Fosse Master Issuer PLC floater Series 2006-1A:
Class A1, 2.5088% 10/18/31 (d)(g)	156,483	155,847
Class B1, 2.8238% 10/18/54 (d)(g)	1,435,000	1,424,525
Class B2, 2.8938% 10/18/54 (d)(g)	3,315,000	2,836,397
Class C2, 3.2038% 10/18/54 (d)(g)	1,110,000	826,617
Class M1, 2.9038% 10/18/54 (d)(g)	830,000	819,884
Class M2, 2.9838% 10/18/54 (d)(g)	1,900,000	1,631,625
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 3.165% 11/20/56 (d)(g)	2,270,000	1,744,518
Granite Master Issuer PLC floater:
Series 2005-1 Class A4, 2.6419% 12/20/54 (g)	6,429,227	6,299,099
Series 2005-4 Class C2, 3.245% 12/20/54 (g)	1,995,000	1,820,837
Series 2006-1A:
Class A5, 2.765% 12/20/54 (d)(g)	11,030,999	10,850,146
Class C2, 3.295% 12/20/54 (d)(g)	2,685,000	1,745,250
Series 2006-2 Class C1, 3.2875% 12/20/54 (g)	240,000	136,056
Series 2006-4:
Class B1, 2.6319% 12/20/54 (g)	3,540,000	3,178,920
Class C1, 2.9219% 12/20/54 (g)	2,165,000	1,870,127
Class M1, 2.7119% 12/20/54 (g)	930,000	833,299
Series 2007-1:
Class 1C1, 2.8419% 12/20/54 (g)	1,975,000	1,705,215
Class 1M1, 2.6919% 12/20/54 (g)	1,490,000	1,338,467
Class 2C1, 2.9719% 12/20/54 (g)	880,000	570,592
Class 2M1, 2.7919% 12/20/54 (g)	1,915,000	1,460,762
Series 2007-2 Class 2C1, 3.1459% 12/17/54 (g)	2,645,000	1,713,699
Granite Mortgages PLC floater Series 2004-3 Class 2A1, 2.6819% 9/20/44 (g)	1,066,092	1,046,092
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8359% 4/25/35 (g)	1,299,626	1,276,894
JPMorgan Mortgage Trust Series 2006-A3 Class 6A1, 3.7653% 8/25/34 (g)	2,267,184	2,222,968
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3053% 5/25/17 (g)	11,510,690	11,526,701
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 2.6625% 3/25/35 (g)	$ 35,234	$ 25,610
MASTR Asset Backed Securities Trust floater Series 2006-NC3 Class M1, 2.6225% 10/25/36 (g)(i)	2,860,000	483,340
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2431% 8/25/17 (g)	12,027,757	12,094,207
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 2.8859% 6/15/22 (d)(g)	230,000	200,675
Class C, 2.9059% 6/15/22 (d)(g)	1,495,000	1,406,790
Class D, 2.9159% 6/15/22 (d)(g)	575,000	541,238
Class E, 2.9259% 6/15/22 (d)(g)	920,000	834,921
Class F, 2.9559% 6/15/22 (d)(g)	690,000	548,550
Class G, 3.0259% 6/15/22 (d)(g)	345,000	300,799
Class H, 3.0459% 6/15/22 (d)(g)	690,000	590,347
Class J, 3.0859% 6/15/22 (d)(g)	805,000	674,625
Class TM, 3.2159% 6/15/22 (d)(g)	16,183,978	13,756,382
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-E Class A2, 3.4006% 10/25/28 (g)	135,090	129,347
Series 2004-B Class A2, 5.125% 6/25/29 (g)	105,983	102,701
Nomura Home Equity Loan Trust floater Series 2006-FM2 Class M7, 3.1925% 7/25/36 (g)(i)	910,000	38,038
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 2.6925% 3/25/37 (g)(i)	2,880,000	763,200
Permanent Financing No. 4 PLC Class 3C, 3.79% 6/10/42 (g)	2,380,000	2,262,671
Permanent Financing No. 8 PLC floater Class 3C, 3.51% 6/10/42 (g)	1,050,000	907,515
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 2.7931% 10/15/33 (g)	10,110,000	9,639,582
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 4.94% 7/10/35 (d)(g)	8,514,046	8,216,055
Class B6, 5.44% 7/10/35 (d)(g)	3,712,668	2,982,048
Series 2003-CB1:
Class B3, 4.04% 6/10/35 (d)(g)	4,160,911	3,703,211
Class B4, 4.24% 6/10/35 (d)(g)	3,717,684	3,032,782
Class B5, 4.84% 6/10/35 (d)(g)	2,537,251	2,039,044
Class B6, 5.34% 6/10/35 (d)(g)	1,506,069	1,186,044
Series 2004-B:
Class B4, 3.69% 2/10/36 (d)(g)	1,518,107	1,022,940
Class B5, 4.14% 2/10/36 (d)(g)	1,027,641	657,650
Class B6, 4.59% 2/10/36 (d)(g)	373,688	228,329
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-C:
Class B4, 3.54% 9/10/36 (d)(g)	$ 1,889,750	$ 1,387,027
Class B5, 3.94% 9/10/36 (d)(g)	2,078,725	1,482,228
Class B6, 4.34% 9/10/36 (d)(g)	283,463	184,261
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 2.4925% 9/25/46 (g)	2,573,908	2,187,822
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	8,240,913	7,941,299
Series 2004-SL2 Class A1, 6.5% 10/25/16	2,038,404	1,928,603
Series 2004-SL3 Class A1, 7% 8/25/16	1,256,088	1,254,165
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 2.8425% 6/25/33 (d)(g)(i)	1,594,357	1,244,595
Securitized Asset Backed Receivables LLC Trust floater Series 2006-FR3 Class A1, 2.4425% 5/25/36 (g)(i)	71,584	70,723
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.1413% 9/20/33 (g)	235,185	217,193
Series 2004-12 Class 1A2, 5.115% 1/20/35 (g)	125,254	112,729
Series 2004-4 Class A, 4.0713% 5/20/34 (g)	116,730	104,681
Series 2004-5 Class A3, 2.6625% 6/20/34 (g)	127,936	120,759
Series 2004-6 Class A3A, 5.1225% 6/20/35 (g)	110,251	98,632
Series 2004-7 Class A3A, 4.1363% 8/20/34 (g)	110,789	100,621
Series 2005-1 Class A2, 4.0613% 2/20/35 (g)	128,509	100,108
SG Mortgage Securities Trust floater Series 2006-OPT2 Class A3C, 2.5425% 10/25/36 (g)(i)	4,415,000	2,695,909
Structured Asset Securities Corp. floater Series 2007-MLN1 Class M1, 2.7425% 1/25/37 (d)(g)(i)	1,175,000	170,375
Triad Auto Receivables Owner Trust sequential payer Series 2007-A Class A3, 5.28% 2/13/12	15,000,000	14,890,514
WaMu Mortgage pass-thru certificates:
sequential payer:
Series 2002-S6 Class A25, 6% 10/25/32	331,200	331,464
Series 2004-RA2 Class 2A, 7% 7/25/33	3,366,657	3,237,252
Series 2003-AR10 Class A7, 4.0541% 10/25/33 (g)	1,835,000	1,686,446
Series 2003-AR12 Class A5, 4.043% 2/25/34	2,805,294	2,775,253
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 6.1507% 9/25/34 (g)	4,525,605	4,334,386
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	$ 26,758,149	$ 25,716,607
Series 2005-AR4 Class 2A2, 4.5236% 4/25/35 (g)	11,976,104	11,730,026
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $412,797,616)		378,822,927
Commercial Mortgage Securities - 12.3%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A1, 5.363% 5/10/11 (g)	3,713,983	3,731,060
Series 2006-5 Class A1, 5.185% 7/10/11	785,216	787,788
Series 2007-2 Class A1, 5.421% 1/10/12	1,952,247	1,959,190
Series 2006-5 Class XP, 0.832% 9/10/47 (h)	27,065,107	643,140
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2 Class A2, 3.52% 11/10/38	1,896,191	1,886,512
Series 2006-1 Class A1, 5.219% 9/10/45 (g)	8,660,379	8,696,344
Series 2002-2 Class XP, 2.009% 7/11/43 (d)(g)(h)	8,781,005	228,765
Series 2003-2 Class XP, 0.3997% 3/11/41 (d)(g)(h)	119,788,219	842,411
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class F, 2.8244% 10/15/19 (d)(g)	820,000	688,800
Class G, 2.8444% 10/15/19 (d)(g)	870,000	724,275
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 2.7525% 4/25/34 (d)(g)	2,485,340	2,172,336
Class B, 4.2925% 4/25/34 (d)(g)	286,770	172,062
Class M1, 2.9525% 4/25/34 (d)(g)	223,043	181,780
Class M2, 3.5925% 4/25/34 (d)(g)	223,043	168,398
Series 2004-2 Class A, 2.8225% 8/25/34 (d)(g)	2,749,616	2,419,662
Series 2004-3:
Class A1, 2.7625% 1/25/35 (d)(g)	4,928,189	4,188,961
Class A2, 2.8125% 1/25/35 (d)(g)	701,081	602,488
Class M1, 2.8925% 1/25/35 (d)(g)	845,422	676,337
Series 2005-2A Class A1, 2.7025% 8/25/35 (d)(g)	1,878,402	1,610,730
Series 2005-3A Class A2, 2.7925% 11/25/35 (d)(g)	657,631	526,250
Series 2006-4A:
Class A1, 2.6225% 12/25/36 (d)(g)	2,030,953	1,803,927
Class A2, 2.6625% 12/25/36 (d)(g)	4,831,837	4,301,273
Class B1, 3.0925% 12/25/36 (d)(g)	149,824	83,767
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class B2, 3.6425% 12/25/36 (d)(g)	$ 141,501	$ 82,765
Class B3, 4.8425% 12/25/36 (d)(g)	258,031	151,929
Class M1, 2.6825% 12/25/36 (d)(g)	328,781	254,059
Class M2, 2.7025% 12/25/36 (d)(g)	208,089	144,372
Class M3, 2.7325% 12/25/36 (d)(g)	211,419	142,475
Class M4, 2.7925% 12/25/36 (d)(g)	253,869	166,919
Class M5, 2.8325% 12/25/36 (d)(g)	233,060	147,038
Class M6, 2.9125% 12/25/36 (d)(g)	208,089	143,280
Series 2007-1:
Class A2, 2.6625% 3/25/37 (d)(g)	902,004	749,972
Class B1, 3.0625% 3/25/37 (d)(g)	287,782	129,502
Class B2, 3.5425% 3/25/37 (d)(g)	206,172	92,778
Class B3, 5.7425% 3/25/37 (d)(g)	592,746	266,736
Class M1, 2.6625% 3/25/37 (d)(g)	240,535	176,853
Class M2, 2.6825% 3/25/37 (d)(g)	180,401	127,197
Class M3, 2.7125% 3/27/37 (d)(g)	163,220	110,593
Class M4, 2.7625% 3/25/37 (d)(g)	120,267	72,160
Class M5, 2.8125% 3/25/37 (d)(g)	201,877	111,032
Class M6, 2.8925% 3/25/37 (d)(g)	283,487	141,744
Series 2007-2A:
Class A1, 2.6625% 7/25/37 (d)(g)	749,833	562,375
Class A2, 2.7125% 7/25/37 (d)(g)	703,260	499,315
Class B1, 3.9925% 7/25/37 (d)(g)	209,581	98,503
Class B2, 4.6425% 7/25/37 (d)(g)	181,637	81,737
Class B3, 5.7425% 7/25/37 (d)(g)	200,266	90,120
Class M1, 2.7625% 7/25/37 (d)(g)	237,525	147,265
Class M2, 2.8025% 7/25/37 (d)(g)	121,091	71,444
Class M3, 2.8825% 7/25/37 (d)(g)	121,091	65,389
Class M4, 3.0425% 7/25/37 (d)(g)	260,812	151,271
Class M5, 3.1425% 7/25/37 (d)(g)	228,210	125,516
Class M6, 3.3925% 7/25/37 (d)(g)	288,756	150,153
Series 2007-3:
Class B1, 3.3425% 7/25/37 (d)(g)	218,603	125,085
Class B2, 3.9925% 7/25/37 (d)(g)	570,082	313,545
Class B3, 6.3925% 7/25/37 (d)(g)	291,471	163,224
Class M1, 2.7025% 7/25/37 (d)(g)	188,599	128,587
Class M2, 2.7325% 7/25/37 (d)(g)	201,458	132,458
Class M3, 2.7625% 7/25/37 (d)(g)	330,048	206,676
Class M4, 2.8925% 7/25/37 (d)(g)	518,646	311,188
Class M5, 2.9925% 7/25/37 (d)(g)	261,466	160,383
Class M6, 3.1925% 7/25/37 (d)(g)	197,171	115,720
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-4A:
Class B1, 4.9425% 9/25/37 (d)(g)	$ 296,983	$ 133,642
Class B2, 5.8425% 9/25/37 (d)(g)	1,116,080	502,236
Class M1, 3.3425% 9/25/37 (d)(g)	273,033	191,123
Class M2, 3.4425% 9/25/37 (d)(g)	273,033	177,471
Class M4, 3.9925% 9/25/37 (d)(g)	728,087	436,852
Class M5, 4.1425% 9/25/37 (d)(g)	728,087	400,448
Class M6, 4.3425% 9/25/37 (d)(g)	732,877	388,425
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 2.7644% 3/15/22 (d)(g)	490,000	418,950
Class E, 2.8144% 3/15/22 (d)(g)	2,550,000	2,142,000
Class F, 2.8644% 5/15/22 (d)(g)	1,565,000	1,283,300
Class G, 2.9144% 3/15/22 (d)(g)	400,000	320,000
Class H, 3.0644% 3/15/22 (d)(g)	490,000	369,329
Class J, 3.2144% 3/15/22 (d)(g)	490,000	363,646
Class X-1M, 1.12% 3/15/22 (d)(h)	29,854,200	9,329
sequential payer:
Series 2006-T24 Class A1, 4.905% 10/12/41 (g)	2,319,492	2,309,166
Series 2007-PW17 Class A1, 5.282% 6/11/50	3,412,514	3,398,979
Series 2007-PW15:
Class A1, 5.016% 2/11/44	1,541,513	1,532,025
Class X2, 0.547% 2/11/44 (d)(g)(h)	113,638,227	1,933,566
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A2, 2.6244% 11/15/36 (d)(g)	2,055,000	1,941,975
Class G, 2.8444% 11/15/36 (d)(g)	515,000	412,000
Class H, 2.8844% 11/15/36 (d)(g)	410,000	319,800
Series 2007-C6 Class A1, 5.622% 12/10/49 (g)	4,583,200	4,606,928
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2006-C1 Class A1, 5.043% 8/15/48	7,867,489	7,857,161
COMM sequential payer Series 1999-1 Class A2, 6.455% 5/15/32	3,869,657	3,870,875
COMM pass-thru certificates:
floater Series 2007-FL14:
Class F, 3.0144% 6/15/22 (d)(g)	1,204,593	886,140
Class G, 3.0644% 6/15/22 (d)(g)	333,867	250,281
Class H, 3.2144% 6/15/22 (d)(g)	333,867	227,668
sequential payer Series 2006-C8 Class A1, 5.11% 12/10/46	1,902,286	1,903,892
Series 2004-LBN2 Class X2, 1.0307% 3/10/39 (d)(g)(h)	27,635,693	496,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
Series 2006-C8 Class XP, 0.6927% 12/10/46 (g)(h)	$ 136,399,138	$ 2,759,150
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A1, 5.297% 12/15/39	5,653,054	5,692,458
Series 2007-C3 Class A1, 5.664% 6/15/39 (g)	1,191,792	1,204,828
Series 2006-C5 Class ASP, 0.8687% 12/15/39 (g)(h)	81,979,242	2,279,334
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	1,263,597	1,239,287
Series 2003-C4 Class ASP, 0.4769% 8/15/36 (d)(g)(h)	75,535,713	729,403
DLJ Commercial Mortgage Corp. sequential payer Series 1999-CG1 Class A1B, 6.46% 3/10/32	4,177,677	4,215,997
GE Capital Commercial Mortgage Corp.:
Series 2004-C1 Class X2, 1.2295% 11/10/38 (g)(h)	88,460,189	1,832,718
Series 2007-C1 Class XP, 0.4272% 12/10/49 (g)(h)	94,655,463	940,960
Global Signal Trust III Series 2006-1 Class B, 5.588% 2/15/36	5,440,000	5,284,960
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class X2, 0.8273% 12/10/38 (d)(g)(h)	98,127,090	1,256,017
Greenwich Capital Commercial Funding Corp.:
sequential payer:
Series 2007-GG11 Class A1, 5.358% 12/10/49	5,018,612	4,984,213
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,365,346	1,369,095
Series 2003-C1 Class XP, 2.1757% 7/5/35 (d)(g)(h)	55,857,340	1,869,584
Series 2003-C2 Class XP, 1.1229% 1/5/36 (d)(g)(h)	100,589,265	1,953,584
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 3.0438% 3/1/20 (d)(g)	4,615,000	4,153,500
Class D, 3.0938% 3/1/20 (d)(g)	5,460,000	4,914,000
Class E, 3.1638% 3/1/20 (d)(g)	765,000	688,500
Class F, 3.2038% 3/1/20 (d)(g)	380,000	338,200
Class G, 3.2438% 3/1/20 (d)(g)	190,000	168,150
Class H, 3.3738% 3/1/20 (d)(g)	315,000	278,381
Class J, 3.5738% 3/1/20 (d)(g)	450,000	398,250
sequential payer Series 2004-C1 Class A1, 3.659% 10/10/28	15,278,112	15,225,502
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	1,823,287	1,831,392
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class A, 6.98% 8/3/15 (d)	1,539,478	1,568,438
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.146% 1/15/38 (d)(g)(h)	$ 23,137,745	$ 489,731
Series 2004-CB8 Class X2, 1.267% 1/12/39 (d)(g)(h)	23,911,509	580,447
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2:
Class D, 2.7444% 11/15/18 (d)(g)	249,655	219,696
Class E, 2.7944% 11/15/18 (d)(g)	374,482	325,799
Class F, 2.8444% 11/15/18 (d)(g)	561,723	483,082
Class G, 2.8744% 11/15/18 (d)(g)	486,170	413,244
Class H, 3.0144% 11/15/18 (d)(g)	374,482	314,565
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C7 Class A2, 5.533% 12/15/25	1,218,492	1,220,534
Series 2003-C3 Class A2, 3.086% 5/15/27	597,275	595,444
Series 2006-C7 Class A1, 5.279% 11/15/38	670,952	674,852
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	857,135	860,578
Series 2007-C2 Class A1, 5.226% 2/15/40	740,055	743,056
Series 2004-C2 Class XCP, 1.2241% 3/1/36 (d)(g)(h)	195,498,006	3,818,917
Series 2004-C4 Class A2, 4.567% 6/15/29 (g)	2,825,000	2,827,752
Merrill Lynch Mortgage Trust:
sequential pay Series 2004-MKB1 Class A2, 4.353% 2/12/42	5,185,000	5,174,615
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	4,885,424	4,788,413
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-8 Class A1, 4.622% 8/12/49	1,516,574	1,495,112
Series 2006-4 Class XP, 0.8374% 12/12/49 (g)(h)	44,597,075	1,188,360
Morgan Stanley Capital I Trust:
floater:
Series 2007-XLCA Class B, 3.0144% 7/17/17 (d)(g)	2,088,625	1,462,037
Series 2007-XLFA:
Class MHRO, 3.205% 10/15/20 (d)(g)	931,091	698,319
Class MJPM, 3.515% 10/15/20 (d)(g)	283,498	206,954
Class MSTR, 3.215% 10/15/20 (d)(g)	505,000	348,450
Class NHRO, 3.405% 10/15/20 (d)(g)	1,433,151	1,046,200
Class NSTR, 3.365% 10/15/20 (d)(g)	460,000	308,200
sequential payer:
Series 1998-HF2 Class A2, 6.48% 11/15/30	1,217,240	1,215,946
Series 2006-HQ8 Class A1, 5.124% 3/12/44	530,874	532,548
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-HQ11 Class A1, 5.246% 2/20/44	$ 1,440,881	$ 1,444,423
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,404,609	1,396,171
Series 2007-IQ14 Class A1, 5.38% 4/15/49	3,326,215	3,329,070
Series 2007-T25 Class A1, 5.391% 11/12/49	2,132,978	2,136,874
Series 2006-HQ10 Class X2, 0.6882% 11/1/41 (d)(g)(h)	64,988,073	1,197,405
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (g)	2,001,679	2,012,769
Series 2007-XLC1:
Class C, 3.1144% 7/17/17 (d)(g)	2,580,749	1,754,910
Class D, 3.2144% 7/17/17 (d)(g)	1,212,875	800,497
Class E, 3.3144% 7/17/17 (d)(g)	988,125	632,400
Mortgage Capital Funding, Inc. sequential payer Series 1998-MC2 Class A2, 6.423% 6/18/30	3,414,908	3,407,814
Wachovia Bank Commercial Mortgage Trust:
floater Series 2007-WHL8:
Class AP1, 3.2144% 6/15/20 (d)(g)	142,579	114,063
Class AP2, 3.3144% 6/15/20 (d)(g)	248,088	195,989
Class F, 2.9944% 6/15/20 (d)(g)	3,755,000	2,966,450
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	3,197,861	3,166,757
Series 2006-C29 Class A1, 5.11% 11/15/48	7,531,557	7,523,250
Series 2007-C31 Class A1, 5.14% 4/15/47	1,021,445	1,020,647
Series 2003-C8 Class XP, 0.6729% 11/15/35 (d)(g)(h)	39,249,303	385,067
Series 2003-C9 Class XP, 0.6497% 12/15/35 (d)(g)(h)	43,712,899	418,241
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $236,567,312)		218,202,370
Cash Equivalents - 28.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
2.33%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) #	$ 458,415,981	$ 458,327,000
2.35%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) # (a)	52,885,355	52,875,000
TOTAL CASH EQUIVALENTS (Cost $511,202,000)		511,202,000
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $2,070,134,993)		1,868,834,731
NET OTHER ASSETS - (5.0)%		(88,500,132)
NET ASSETS - 100%		$ 1,780,334,599
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
354 Eurodollar 90 Day Index Contracts	June 2008	$ 351,608,288	$ 1,607,847
354 Eurodollar 90 Day Index Contracts	Sept. 2008	351,486,600	1,440,734
354 Eurodollar 90 Day Index Contracts	Dec. 2008	351,247,650	1,120,084
354 Eurodollar 90 Day Index Contracts	March 2009	351,057,375	947,534
354 Eurodollar 90 Day Index Contracts	June 2009	350,836,125	710,411
354 Eurodollar 90 Day Index Contracts	Sept. 2009	350,637,000	828,859
354 Eurodollar 90 Day Index Contracts	Dec. 2009	350,437,875	706,784
354 Eurodollar 90 Day Index Contracts	March 2010	350,296,275	(280,191)
TOTAL EURODOLLAR CONTRACTS			$ 7,082,062
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Pay monthly a fixed rate of .15% multiplied by the notional amount and receive from Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (j)

	Sept. 2037	$ 3,900,000	$ 2,916,856
Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34 (i)	Oct. 2034	1,092,648	(738,630)
Receive monthly a fixed rate .54% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones ABX A 06-01 Index, par value of the proportional notional amount 11/25/34 (j)	August 2045	3,000,000	(1,194,822)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (j)	Sept. 2037	7,000,000	(5,563,249)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (j)	Sept. 2037	3,000,000	(1,815,137)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (j)	Sept. 2037	3,700,000	(2,868,774)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Merrill Lynch, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (j)	Sept. 2037	7,000,000	(5,700,943)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (j)

	Sept. 2037	$ 3,900,000	$ (2,954,535)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (j)	Sept. 2037	1,400,000	(1,056,018)
Receive monthly a fixed rate of .54% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones ABX A 06-01 Index, par value of the proportional notional amount (j)	August 2045	13,500,000	(7,501,601)
Receive monthly a fixed rate of 1.54% multiplied by the notional amount and pay to Bear Stearns, Inc. upon each credit event of one of the issues of Dow Jones ABX BBB 06-01 Index, par value of the proportional notional amount (j)	August 2045	3,500,000	(615,486)
Receive monthly a fixed rate of 1.54% multiplied by the notional amount and pay to Bear Stearns, Inc. upon each credit event of one of the issues of Dow Jones ABX BBB 06-01 Index, par value of the proportional notional amount (j)	August 2045	6,000,000	(1,482,436)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35 (i)	August 2035	3,000,000	(2,446,721)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34 (i)	Dec. 2034	507,966	(281,640)
TOTAL CREDIT DEFAULT SWAPS		60,500,614	(31,303,136)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.179% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	April 2010	$ 101,000,000	$ (410,474)
Receive semi-annually a fixed rate equal to 5.108% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2009	50,000,000	1,458,045
TOTAL INTEREST RATE SWAPS		151,000,000	1,047,571
		$ 211,500,614	$ (30,255,565)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $279,799,763 or 15.7% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,034,936.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $30,386,908.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities, exclusive of the value of credit default swaps, amounted to $197,670,638 or 11.1% of net assets.

(j) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$458,327,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 65,635,124
Banc of America Securities LLC	59,009,823
Bank of America, NA	162,815,813
Barclays Capital, Inc.	16,097,864
Greenwich Capital Markets, Inc.	10,175,988
ING Financial Markets LLC	36,930,432
J.P. Morgan Securities, Inc.	20,351,977
Societe Generale, New York Branch	84,257,183
WestLB AG	3,052,796
$ 458,327,000
$52,875,000 due 6/02/08 at 2.35%
Barclays Capital, Inc.	$ 52,670,187
Credit Suisse Securities (USA) LLC	204,813
$ 52,875,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 844,369
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 43,706,778	$ -	$ 41,071,890	$ -	0.0%
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,069,304,449. Net unrealized depreciation aggregated $200,469,718, of which $5,019,670 related to appreciated investment securities and $205,489,388 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. A significant portion of the Fund's securities, including securities backed by subprime mortgage loans, are valued at period end by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® 2-5 Year Duration
Securitized Bond Central Fund

May 31, 2008

1.850077.101

25CEN-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency Obligations - 5.7%
	Principal Amount	Value
Fannie Mae 5% 2/16/12 (c)	$ 125,000,000	$ 129,956,241
Freddie Mac:
4.75% 3/5/12 (f)	29,000,000	29,896,332
5.25% 7/18/11 (c)	40,500,000	42,229,269
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $202,462,276)		202,081,842
Asset-Backed Securities - 6.6%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	3,818,472	2,853,712
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	2,895,000	2,681,416
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	5,915,000	4,379,762
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE7 Class A4, 2.5325% 11/25/36 (h)	6,425,000	4,361,971
Axon Financial Funding Ltd. Series 2007-1A Class A1, 3.3% 4/4/17 (b)(d)(h)	10,000,000	1
Bear Stearns Asset Backed Securities I Trust:
Series 2007-AQ1 Class A1, 2.5025% 11/25/36 (h)	2,779,669	2,460,877
Series 2007-HE3 Class 1A1, 2.5125% 4/25/37 (h)	2,098,043	1,961,015
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,880,000	3,970,368
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	997,999	918,159
Citigroup Mortgage Loan Trust Series 2006-NC2 Class A2B, 3.055% 9/25/36 (h)	1,775,000	1,197,571
CPS Auto Receivables Trust:
Series 2006-A Class A4, 5.33% 11/15/12 (d)	13,839,990	13,595,632
Series 2006-D Class A4, 5.115% 8/15/13 (d)	5,324,999	4,833,502
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 2.4525% 10/25/36 (h)	1,531,646	1,423,474
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	14,265,000	13,828,134
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 2.5025% 4/25/36 (h)	1,290,000	1,220,864
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	1,395,000	1,321,010
Fremont Home Loan Trust Series 2006-3 Class 2A1, 2.4625% 2/25/37 (h)	104,562	102,438
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	17,174,814	14,650,459
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust Series 2006-2A:
Class A, 2.6944% 11/15/34 (d)(h)	$ 7,646,906	$ 6,847,560
Class B, 2.7944% 11/15/34 (d)(h)	2,764,940	2,278,038
Class C, 2.8944% 11/15/34 (d)(h)	4,586,277	3,337,108
Class D, 3.2644% 11/15/34 (d)(h)	1,744,932	1,171,492
GE Equipment Midticket LLC Series 2006-1:
Class B, 2.6644% 9/15/17 (h)	3,280,000	3,057,429
Class C, 2.8344% 9/15/17 (h)	1,910,000	1,733,850
GSAMP Trust Series 2006-FM3 Class ABS, 2.5925% 11/25/36 (h)	7,680,000	4,954,798
Holmes Master Issuer PLC Series 2006-1A Class 2C, 3.1031% 7/15/40 (d)(h)	900,000	807,469
Home Equity Asset Trust Series 2006-8 Class 2A1, 2.4425% 3/25/37 (h)	149,269	140,033
Keycorp Student Loan Trust Series 2006-A Class 2C, 6.0075% 3/27/42 (h)	5,700,000	3,040,597
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	15,140,000	12,869,000
Class C, 4.13% 11/20/37 (d)	43,140,000	35,374,800
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	9,242,500	8,602,743
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 2.9425% 6/25/35 (h)	2,905,000	2,276,870
Series 2006-10 Class 2A3, 2.5525% 11/25/36 (h)	2,685,000	1,403,753
Series 2006-8 Class 2A1, 2.4325% 9/25/36 (h)	1,124,506	1,079,350
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	192,020	176,472
Class C, 5.691% 10/20/28 (d)	87,049	76,366
Class D, 6.01% 10/20/28 (d)	1,024,108	861,301
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.4463% 6/30/12 (d)(h)	5,000,000	4,745,500
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1 Class A1A, 2.6525% 6/25/35 (h)	2,449,262	2,028,677
Morgan Stanley ABS Capital I Trust Series 2006-HE6 Class A2A, 2.4325% 9/25/36 (h)	3,552,256	3,380,750
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 2.4925% 4/25/37 (h)	238,708	223,938
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A3, 2.5425% 11/25/36 (h)	5,505,000	3,948,979
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	24,925,000	6,882,291
Series 2006-4 Class D, 3.4925% 5/25/32 (h)	4,300,000	860,000
Newcastle CDO VIII Series 2006-8A Class 4, 2.9925% 11/1/52 (d)(h)	9,300,000	4,185,000
Asset-Backed Securities - continued
	Principal Amount	Value
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	$ 693,954	$ 671,184
Ownit Mortgage Loan Trust Series 2006-6 Class A2A, 2.4525% 9/25/37 (h)	1,399,103	1,337,236
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 2.6225% 12/25/36 (h)	2,970,000	491,535
Santander Drive Auto Receivables Trust Series 2007-3 Class A4A, 5.52% 10/15/14	6,500,000	5,330,650
Structured Asset Securities Corp. Series 2004-1 Class 1A, 2.6925% 4/25/34 (h)	10,910,312	8,787,918
Superior Wholesale Inventory Financing Trust:
Series 2004-A10 Class B, 2.7944% 9/15/11 (h)	5,905,000	5,397,170
Series 2007-AE1 Class C, 3.1144% 1/15/12 (h)	1,700,000	1,403,180
Trapeza CDO XII Ltd./, Inc. Series 2007-12A:
Class A3, 5.1063% 4/6/42 (d)(h)	1,140,000	773,843
Class B, 5.2063% 4/6/42 (d)(h)	7,780,000	4,686,439
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	4,600,000	4,325,182
Turquoise Card Backed Securities PLC Series 2006-2:
Class B, 2.6644% 10/17/11 (h)	5,065,000	4,689,081
Class C, 2.8644% 10/17/11 (h)	4,755,000	4,234,180
Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Class LXR2, 3.3144% 6/15/20 (d)(h)	3,133,494	2,506,795
TOTAL ASSET-BACKED SECURITIES (Cost $296,818,710)		236,738,922
Collateralized Mortgage Obligations - 3.7%

Private Sponsor - 3.7%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6985% 4/10/49 (h)	555,000	424,849
Class C, 5.6985% 4/10/49 (h)	1,480,000	1,097,796
Class D, 5.6985% 4/10/49 (h)	740,000	517,656
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.095% 12/10/49 (h)	10,000,000	10,173,840
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 4.4058% 8/25/34 (h)	4,699,226	4,597,253
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	11,171,000	8,459,262
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 3.2131% 7/16/34 (d)(h)	10,000,000	9,744,915
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.4078% 6/20/35 (h)	$ 1,910,000	$ 1,564,672
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6228% 11/25/34 (h)	1,868,125	1,815,453
Granite Master Issuer PLC floater Series 2006-4:
Class B1, 2.6319% 12/20/54 (h)	4,415,000	3,964,670
Class C1, 2.9219% 12/20/54 (h)	2,700,000	2,332,260
Class M1, 2.7119% 12/20/54 (h)	1,165,000	1,043,863
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (h)	1,610,602	1,614,648
Class A3, 5.447% 6/12/47 (h)	18,965,000	18,197,771
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	3,818,645	3,688,575
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 3.2159% 6/15/22 (d)(h)	22,591,594	19,202,855
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	42,815,000	41,877,433
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (d)	1,897,567	1,638,431
Series 2006-C2 Class H, 6.308% 7/18/33 (d)	1,370,000	1,157,334
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $144,278,052)		133,113,536
Commercial Mortgage Securities - 77.5%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4508% 2/14/43 (h)	11,700,000	12,081,283
Class A2, 7.0808% 2/14/43 (h)	7,355,000	7,788,610
Class A3, 7.1308% 2/14/43 (h)	7,940,000	8,316,923
Class PS1, 1.5971% 2/14/43 (h)(i)	53,410,547	2,287,381
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9115% 5/10/45 (h)	11,675,000	11,909,998
Series 2006-4 Class A1, 5.363% 5/10/11 (h)	5,078,987	5,102,340
Series 2006-5:
Class A1, 5.185% 7/10/11	9,156,566	9,186,551
Class A2, 5.317% 10/10/11	88,595,000	88,553,024
Class A3, 5.39% 2/10/14	13,945,000	13,611,458
Series 2006-6 Class A3, 5.369% 12/10/16	20,000,000	19,481,356
Series 2007-2 Class A1, 5.421% 1/10/12	2,419,185	2,427,789
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-4 Class A3, 6.0028% 2/10/51 (h)	$ 9,973,000	$ 9,833,547
Series 2006-5 Class XP, 0.832% 9/10/47 (i)	168,990,367	4,015,667
Series 2006-6:
Class E, 5.619% 10/10/45 (d)	5,777,000	3,196,038
Class XP, 0.6027% 10/10/45 (h)(i)	61,948,429	1,082,146
Series 2007-3 Class A3, 5.8377% 6/10/49 (h)	16,700,000	16,144,037
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	3,200,000	3,312,839
Series 2004-2:
Class A3, 4.05% 11/10/38	13,527,000	13,360,268
Class A4, 4.153% 11/10/38	12,682,000	12,410,191
Series 2004-4 Class A3, 4.128% 7/10/42	7,860,000	7,820,631
Series 2005-1 Class A3, 4.877% 11/10/42	34,460,023	34,454,982
Series 2006-1 Class A1, 5.219% 9/10/45 (h)	12,659,046	12,711,617
Series 2001-3 Class H, 6.562% 4/11/37 (d)	5,590,000	5,463,263
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	2,500,000	2,336,324
Class K, 6.15% 5/11/35 (d)	4,650,000	4,433,333
Series 2005-3 Series A3B, 5.09% 7/10/43 (h)	31,065,000	30,593,203
Series 2005-6 Class A3, 5.3526% 9/10/47 (h)	18,000,000	17,827,929
Series 2007-1 Class B, 5.543% 1/15/49	6,021,000	4,554,392
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 2.8244% 3/15/22 (d)(h)	4,295,000	3,908,450
Class D, 2.8744% 3/15/22 (d)(h)	4,350,000	3,741,000
Class E, 2.9144% 3/15/22 (d)(h)	3,595,000	3,019,800
Series 2006-BIX1:
Class A1, 2.5844% 10/15/19 (d)(h)	265,350	254,736
Class A2, 2.6244% 10/15/19 (d)(h)	2,860,000	2,650,863
Class B, 2.6544% 10/15/19 (d)(h)	2,855,000	2,587,344
Class C, 2.6944% 10/15/19 (d)(h)	6,425,000	5,766,438
Class D, 2.7244% 10/15/19 (d)(h)	7,850,000	6,495,875
Class E, 2.7544% 10/15/19 (d)(h)	7,275,000	6,038,250
Class F, 2.8244% 10/15/19 (d)(h)	7,405,828	6,220,896
Bayview Commercial Asset Trust:
floater:
Series 2005-2A Class A1, 2.7025% 8/25/35 (d)(h)	2,664,358	2,284,687
Series 2005-3A Class A2, 2.7925% 11/25/35 (d)(h)	1,019,805	816,068
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A Class A1, 2.6225% 7/25/36 (d)(h)	$ 14,422,946	$ 12,113,832
Series 2006-4A Class A2, 2.6625% 12/25/36 (d)(h)	3,121,341	2,778,600
Series 2007-1:
Class A2, 2.6625% 3/25/37 (d)(h)	1,344,416	1,117,815
Class B1, 3.0625% 3/25/37 (d)(h)	390,869	175,891
Class B2, 3.5425% 3/25/37 (d)(h)	283,487	127,569
Class B3, 5.7425% 3/25/37 (d)(h)	803,213	361,446
Class M1, 2.6625% 3/25/37 (d)(h)	365,097	268,438
Class M2, 2.6825% 3/25/37 (d)(h)	270,601	190,796
Class M3, 2.7125% 3/27/37 (d)(h)	240,535	162,979
Class M4, 2.7625% 3/25/37 (d)(h)	180,401	108,241
Class M5, 2.8125% 3/25/37 (d)(h)	300,668	165,367
Class M6, 2.8925% 3/25/37 (d)(h)	420,935	210,468
Series 2007-2A:
Class A1, 2.6625% 7/25/37 (d)(h)	1,066,533	799,900
Class A2, 2.7125% 7/25/37 (d)(h)	996,673	707,638
Class B1, 3.9925% 7/25/37 (d)(h)	293,413	137,904
Class B2, 4.6425% 7/25/37 (d)(h)	256,154	115,269
Class B3, 5.7425% 7/25/37 (d)(h)	288,756	129,940
Class M1, 2.7625% 7/25/37 (d)(h)	335,329	207,904
Class M2, 2.8025% 7/25/37 (d)(h)	171,391	101,120
Class M3, 2.8825% 7/25/37 (d)(h)	172,322	93,054
Class M4, 3.0425% 7/25/37 (d)(h)	367,931	213,400
Class M5, 3.1425% 7/25/37 (d)(h)	326,015	179,308
Class M6, 3.3925% 7/25/37 (d)(h)	409,847	213,120
Series 2007-3:
Class B1, 3.3425% 7/25/37 (d)(h)	274,325	156,969
Class B2, 3.9925% 7/25/37 (d)(h)	715,818	393,700
Class B3, 6.3925% 7/25/37 (d)(h)	368,625	206,430
Class M1, 2.7025% 7/25/37 (d)(h)	261,466	178,268
Class M2, 2.7325% 7/25/37 (d)(h)	278,612	183,187
Class M3, 2.7625% 7/25/37 (d)(h)	454,351	284,515
Class M4, 2.8925% 7/25/37 (d)(h)	715,818	429,491
Class M5, 2.9925% 7/25/37 (d)(h)	355,766	218,227
Class M6, 3.1925% 7/25/37 (d)(h)	270,039	158,486
Series 2007-4A:
Class B1, 4.9425% 9/25/37 (d)(h)	379,372	170,717
Class B2, 5.8425% 9/25/37 (d)(h)	1,432,223	644,500
Class M1, 3.3425% 9/25/37 (d)(h)	383,204	268,242
Class M2, 3.4425% 9/25/37 (d)(h)	383,204	249,082
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M4, 3.9925% 9/25/37 (d)(h)	$ 1,015,489	$ 609,294
Class M5, 4.1425% 9/25/37 (d)(h)	1,015,489	558,519
Class M6, 4.3425% 9/25/37 (d)(h)	1,020,279	540,748
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(i)	34,614,426	830,746
Series 2007-5A Class IO, 1.5496% 10/25/37 (d)(i)	63,859,893	8,174,066
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 2.7644% 3/15/22 (d)(h)	765,000	654,075
Class E, 2.8144% 3/15/22 (d)(h)	3,995,000	3,355,800
Class F, 2.8644% 5/15/22 (d)(h)	2,455,000	2,013,100
Class G, 2.9144% 3/15/22 (d)(h)	630,000	504,000
Class H, 3.0644% 3/15/22 (d)(h)	765,000	576,605
Class J, 3.2144% 3/15/22 (d)(h)	765,000	567,734
Class X-1M, 1.12% 3/15/22 (d)(i)	42,730,158	13,353
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	7,808,762	7,824,850
Series 2004-ESA Class A3, 4.741% 5/14/16 (d)	9,265,000	9,392,580
Series 2004-PWR3 Class A3, 4.487% 2/11/41	12,515,000	12,380,608
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	11,254,758	11,204,657
Series 2007-PW17 Class A1, 5.282% 6/11/50	4,670,002	4,651,479
Series 2007-T26 Class A1, 5.145% 1/12/45 (h)	4,317,052	4,302,962
Series 2003-PWR2 Class X2, 0.628% 5/11/39 (d)(h)(i)	102,137,426	1,307,788
Series 2004-ESA:
Class B, 4.888% 5/14/16 (d)	15,915,000	16,156,130
Class D, 4.986% 5/14/16 (d)	6,265,000	6,365,690
Class E, 5.064% 5/14/16 (d)	19,465,000	19,792,102
Class F, 5.182% 5/14/16 (d)	4,675,000	4,758,744
Series 2006-PW13 Class A3, 5.518% 9/11/41	35,295,000	34,850,099
Series 2006-PW14 Class X2, 0.8419% 12/1/38 (d)(h)(i)	155,967,257	4,127,627
Series 2006-T22 Class A1, 5.415% 4/12/38 (h)	2,660,602	2,678,942
Series 2007-PW15:
Class A1, 5.016% 2/11/44	2,141,236	2,128,057
Class X2, 0.547% 2/11/44 (d)(h)(i)	157,887,799	2,686,477
Series 2007-PW16:
Class B, 5.713% 6/11/40 (d)	1,600,000	1,130,826
Class C, 5.713% 6/11/40 (d)	1,335,000	860,192
Class D, 5.713% 6/11/40 (d)	1,335,000	786,281
Series 2007-PW18 Class X2, 0.5388% 6/11/50 (d)(h)(i)	1,038,000,000	18,651,614
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-T26 Class X2, 0.2991% 1/12/45 (d)(h)(i)	$ 143,295,028	$ 1,076,432
Series 2007-T28:
Class A1, 5.422% 9/11/42	2,000,660	2,001,060
Class X2, 0.3552% 9/11/42 (d)(h)(i)	523,875,000	5,729,883
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	11,750,000	11,526,415
Class XCL, 1.0419% 5/15/35 (d)(h)(i)	184,379,289	7,904,967
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	4,010,000	4,171,745
Class F, 7.734% 1/15/32	2,170,000	2,257,528
Series 2001-245 Class A2, 6.4842% 2/12/16 (d)(h)	10,165,000	10,530,396
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	4,619,195	4,738,868
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A1, 2.5844% 11/15/36 (d)(h)	505,720	482,963
Class B, 2.6544% 11/15/36 (d)(h)	3,570,000	3,337,950
Class C, 2.6844% 11/15/36 (d)(h)	3,570,000	3,320,100
Class D, 2.7244% 11/15/36 (d)(h)	2,855,000	2,626,600
Class E, 2.7544% 11/15/36 (d)(h)	2,145,000	1,930,500
Class F, 2.8244% 8/16/21 (d)(h)	3,570,000	3,034,500
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	17,000,000	14,376,470
Series 2007-C6 Class A1, 5.622% 12/10/49 (h)	11,760,704	11,821,590
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	3,434,344	3,421,626
Class A2A, 5.237% 12/11/49	8,900,000	8,817,980
Series 2007-CD4:
Class A3, 5.293% 12/11/49	9,735,000	9,204,044
Class C, 5.476% 12/11/49	18,828,000	13,719,674
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 9/15/11 (h)	1,805,816	1,798,265
Series 2007-C3 Class A3, 6.0151% 5/15/46 (h)	10,000,000	9,856,910
Series 2006-C1 Class B, 5.359% 8/15/48	30,000,000	22,879,980
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 2.7444% 4/15/17 (d)(h)	$ 22,400,000	$ 20,762,273
Class C, 2.7844% 4/15/17 (d)(h)	8,046,000	7,685,154
Series 2005-FL11:
Class C, 2.8144% 11/15/17 (d)(h)	16,229,374	14,956,850
Class D, 2.8544% 11/15/17 (d)(h)	845,096	788,176
Class E, 2.9044% 11/15/17 (d)(h)	2,994,963	2,720,620
Series 2006-FL12 Class AJ, 2.6444% 12/15/20 (d)(h)	14,250,000	12,406,637
Series 2007-FL14:
Class F, 3.0144% 6/15/22 (d)(h)	1,992,519	1,465,766
Class G, 3.0644% 6/15/22 (d)(h)	472,756	354,399
Class H, 3.2144% 6/15/22 (d)(h)	472,756	322,378
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	940,000	942,123
Series 2006-C8 Class A3, 5.31% 12/10/46	28,495,000	27,726,641
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	16,905,000	17,064,612
Series 2006-C8 Class B, 5.44% 12/10/46	17,318,000	13,745,932
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (h)	9,349,137	9,588,341
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class AJ, 5.373% 12/15/39	20,250,000	17,608,556
Series 2007-C2 Class A1, 5.269% 1/15/49	1,222,441	1,223,419
Series 2007-C3 Class A1, 5.664% 6/15/39 (h)	1,435,467	1,451,168
Series 2006-C4 Class AAB, 5.439% 9/15/39	56,915,000	56,271,360
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 2.8644% 4/15/22 (d)(h)	35,675,000	29,253,500
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2006-TF2A:
Class A2, 4.0144% 7/15/19 (d)(h)	1,406,098	1,124,879
Class SHDC, 3.5144% 7/15/19 (d)(h)	671,136	510,064
Series 2006-TFL2 Class SHDD, 3.8644% 7/15/19 (d)(h)	377,152	320,579
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	21,017,548	21,550,263
Series 2000-C1 Class A2, 7.545% 4/15/62	21,663,403	22,418,812
Series 2001-CK6 Class B, 6.582% 8/15/36	10,000,000	10,404,570
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
sequential payer:
Series 2004-C1:
Class A3, 4.321% 1/15/37	$ 4,960,000	$ 4,918,036
Class A4, 4.75% 1/15/37	4,655,000	4,575,872
Series 1998-C1 Class D, 7.17% 5/17/40	12,300,000	12,838,931
Series 1999-C1 Class E, 8.2265% 9/15/41 (h)	10,335,000	10,658,569
Series 2001-CK6 Class AX, 0.645% 9/15/18 (i)	30,178,871	688,917
Series 2001-CKN5 Class AX, 0.959% 9/15/34 (d)(h)(i)	99,214,491	4,327,151
Series 2006-C1 Class A3, 5.711% 2/15/39 (h)	52,800,000	52,735,278
Series 2006-OMA:
Class H, 5.9985% 5/15/23 (h)	2,825,000	2,202,514
Class J, 5.9985% 5/15/23 (d)(h)	4,770,000	3,578,254
Credit Suisse Mortgage Capital Certificates:
floater Series 200-TFL1 Class B, 2.6644% 2/15/22 (d)(h)	3,785,000	3,255,100
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	1,484,352	1,485,485
Series 2007-C1:
Class ASP, 0.6169% 2/15/40 (h)(i)	205,017,277	3,829,128
Class B, 5.487% 2/15/40 (d)(h)	15,286,000	11,512,645
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 2.7944% 4/15/21 (d)(h)	6,130,000	5,333,100
Class E, 2.8444% 4/15/21 (d)(h)	3,000,000	2,610,000
Class G, 2.9344% 4/15/21 (d)(h)	3,000,000	2,580,000
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	42,201,749	44,033,558
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	3,565,000	3,661,586
Class G, 6.936% 3/15/33 (d)	6,580,000	6,733,374
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	22,000,000	21,262,107
Series 2001-1 Class X1, 0.6646% 5/15/33 (d)(h)(i)	105,634,301	2,714,231
Series 2005-C1 Class B, 4.846% 6/10/48 (h)	2,855,000	2,501,777
Series 2007-C1 Class XP, 0.4272% 12/10/49 (h)(i)	131,879,025	1,310,996
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-22 Class B, 3.963% 5/16/32	20,091,629	19,971,731
Global Signal Trust III Series 2006-1 Class B, 5.588% 2/15/36	19,225,000	18,677,088
Commercial Mortgage Securities - continued
	Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.9222% 5/10/43 (h)(i)	$ 80,747,422	$ 1,303,667
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 2.9138% 11/5/21 (d)(h)	3,760,000	3,159,575
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	6,385,000	6,382,853
Series 2007-GG11:
Class A1, 5.358% 12/10/49	6,904,274	6,856,951
Class A2, 5.597% 12/10/49	20,000,000	19,710,872
Series 2007-GG9:
Class A1, 5.233% 3/10/39	1,816,085	1,821,073
Class A4, 5.444% 3/10/39	10,030,000	9,644,067
Series 2005-GG3 Class XP, 0.9668% 8/10/42 (d)(h)(i)	340,259,641	6,090,171
Series 2006-GG7 Class A3, 6.1101% 7/10/38	26,360,000	26,688,957
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(i)	261,797,000	4,473,587
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 2.9638% 6/6/20 (d)(h)	505,000	454,500
Class D, 3.0038% 6/6/20 (d)(h)	2,385,000	2,027,250
Class E, 3.0938% 6/6/20 (d)(h)	2,765,000	2,322,600
Series 2007-EOP:
Class C, 3.0438% 3/1/20 (d)(h)	5,845,000	5,260,500
Class D, 3.0938% 3/1/20 (d)(h)	15,580,000	14,022,000
Class E, 3.1638% 3/1/20 (d)(h)	965,000	868,500
Class F, 3.2038% 3/1/20 (d)(h)	480,000	427,200
Class G, 3.2438% 3/1/20 (d)(h)	240,000	212,400
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (d)	15,710,000	16,703,818
Series 2004-GG2 Class A4, 4.964% 8/10/38	3,100,000	3,104,590
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	4,945,000	5,272,674
Series 2005-GG4 Class XP, 0.8707% 7/10/39 (d)(h)(i)	262,994,835	5,523,733
Series 2006-GG6 Class A2, 5.506% 4/10/38 (h)	58,640,000	59,281,527
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	15,000,000	15,042,150
Series 2007-GG10:
Class A1, 5.69% 8/10/45	2,209,452	2,219,274
Class A2, 5.778% 8/10/45	4,765,000	4,761,317
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust: - continued
sequential payer:
Series 2007-GG10:
Class A4, 5.9933% 8/10/45 (h)	$ 15,000,000	$ 14,806,250
Series 2006-GG8 Class B, 5.662% 11/10/39	6,070,000	4,918,662
Series 2007-GG10 Class B, 5.9933% 8/10/45 (h)	12,500,000	9,636,604
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (d)	706,010	735,190
Series 2000-HLTA Class D, 7.555% 10/3/15 (d)	18,755,000	20,240,336
Host Marriott Pool Trust:
sequential payer Series 1999-HMTA Class D, 7.97% 8/3/15 (d)	2,420,000	2,513,706
Series 1999-HMTA Class F, 8.31% 8/3/15 (d)	5,400,000	5,625,669
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 2.6844% 11/15/18 (d)(h)	8,406,138	7,649,586
Class C, 2.7244% 11/15/18 (d)(h)	5,972,004	5,374,804
Class D, 2.7444% 11/15/18 (d)(h)	348,203	306,418
Class E, 2.7944% 11/15/18 (d)(h)	519,019	451,547
Class F, 2.8444% 11/15/18 (d)(h)	778,529	669,535
Class G, 2.8744% 11/15/18 (d)(h)	676,696	575,191
Class H, 3.0144% 11/15/18 (d)(h)	519,019	435,976
sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	11,425,000	11,366,395
Series 2006-CB14 Class A3B, 5.6704% 12/12/44 (h)	29,740,000	29,891,314
Series 2006-CB15 Class A3, 5.819% 6/12/43 (h)	15,056,000	15,104,432
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	4,750,000	4,481,968
Series 2007-CB19 Class A4, 5.9372% 2/12/49 (h)	10,000,000	9,816,526
Series 2007-LD11 Class A2, 5.8039% 6/15/49 (h)	28,075,000	28,165,971
Series 2007-LDP10 Class A1, 5.122% 1/15/49	1,355,098	1,355,583
Series 2007-LDPX Class A3, 5.412% 1/15/49	27,520,000	26,322,753
Series 2004-LDP4 Class D, 5.2906% 10/15/42 (h)	9,000,000	7,235,190
Series 2005-CB13 Class E, 5.5417% 1/12/43 (d)(h)	5,060,000	4,080,011
Series 2006-CB17 Class A3, 5.45% 12/12/43	2,850,000	2,829,915
Series 2007-CB19:
Class B, 5.7442% 2/12/49	855,000	624,954
Class C, 5.7462% 2/12/49	2,235,000	1,536,205
Class D, 5.7462% 2/12/49	2,350,000	1,600,562
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (h)	1,910,000	1,547,669
Class CS, 5.466% 1/15/49 (h)	825,000	655,138
Class ES, 5.7355% 1/15/49 (d)(h)	5,170,000	3,779,748
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	$ 4,123,000	$ 3,957,544
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	14,000,000	14,433,054
Series 2007-C3:
Class F, 6.1339% 7/15/44 (h)	1,985,000	1,237,880
Class G, 6.1339% 7/15/44 (d)(h)	3,505,000	2,040,885
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	19,733,192	20,586,852
Series 2001-C2 Class A2, 6.653% 11/15/27	1,920,000	2,005,440
Series 2001-C3 Class A1, 6.058% 6/15/20	1,481,419	1,509,209
Series 2005-C3 Class A2, 4.553% 7/15/30	16,590,000	16,501,482
Series 2006-C1 Class A2, 5.084% 2/15/31	4,797,000	4,808,279
Series 2006-C3 Class A1, 5.478% 3/15/39	1,606,950	1,618,764
Series 2006-C6:
Class A1, 5.23% 9/15/39	1,720,568	1,730,101
Class A2, 5.262% 9/15/39 (h)	17,450,000	17,475,128
Series 2006-C7:
Class A1, 5.279% 11/15/38	836,567	841,429
Class A2, 5.3% 11/15/38	11,000,000	10,990,975
Series 2007-C1 Class A1, 5.391% 2/15/40 (h)	1,219,305	1,224,202
Series 2007-C2 Class A1, 5.226% 2/15/40	1,036,963	1,041,168
Series 2000-C5 Class E, 7.29% 12/15/32	700,000	708,304
Series 2001-C3 Class B, 6.512% 6/15/36	19,330,000	20,137,706
Series 2001-C7 Class D, 6.514% 11/15/33	11,000,000	11,079,235
Series 2003-C3 Class XCP, 1.2166% 3/11/37 (d)(h)(i)	44,323,496	870,194
Series 2004-C4 Class A2, 4.567% 6/15/29 (h)	3,335,000	3,338,249
Series 2005-C3 Class XCP, 0.9262% 7/15/40 (h)(i)	42,718,480	923,360
Series 2006-C6 Class XCP, 0.826% 9/15/39 (h)(i)	65,673,035	1,668,200
Series 2007-C1:
Class C, 5.533% 2/15/40 (h)	22,000,000	16,189,252
Class D, 5.563% 2/15/40 (h)	4,000,000	2,860,735
Class E, 5.582% 2/15/40 (h)	2,000,000	1,389,379
Class XCP, 0.6532% 2/15/40 (h)(i)	25,590,472	546,866
Series 2007-C2 Class XCP, 0.7106% 2/17/40 (h)(i)	120,629,835	2,250,687
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	12,495,000	12,193,944
Series 2007-C7:
Class A3, 5.866% 9/15/45	17,698,000	17,444,510
Class XCP, 0.4785% 9/15/45 (h)(i)	856,910,174	13,001,041
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	2,860,000	2,709,939
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 2.7444% 9/15/21 (d)(h)	$ 3,203,103	$ 2,533,654
Class E, 2.8044% 9/15/21 (d)(h)	11,553,714	9,023,450
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	17,750,000	19,009,778
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	7,430,000	7,447,695
Series 2005-MCP1 Class A2, 4.556% 6/12/43	20,145,000	20,053,963
Series 2007-C1 Class A1, 4.533% 6/12/50	5,967,969	5,849,461
Series 2005-CKI1 Class A3, 5.4162% 11/12/37 (h)	16,420,000	16,296,390
Series 2005-LC1 Class F, 5.5553% 1/12/44 (d)(h)	8,700,000	6,747,314
Series 2006-C1 Class A2, 5.7967% 5/12/39 (h)	14,100,000	14,294,414
Series 2007-C1 Class A4, 6.0228% 6/12/50 (h)	15,000,000	14,847,026
Series 2008-C1 Class A4, 5.69% 2/12/51 (e)	11,345,000	11,180,807
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 2.8375% 12/12/49 (h)	4,660,000	4,150,313
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	10,640,000	10,601,221
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	8,595,000	8,313,523
Series 2007-5:
Class A1, 4.275% 12/12/11	1,086,316	1,069,360
Class A3, 5.364% 8/12/48	3,900,000	3,718,728
Class B, 5.479% 2/12/17	30,000,000	21,900,306
Series 2007-6 Class A1, 5.175% 3/12/51	1,220,824	1,219,816
Series 2007-7 Class A4, 5.81% 6/12/50 (h)	15,000,000	14,793,300
Series 2007-8 Class A1, 4.622% 8/12/49	2,068,878	2,039,600
Series 2006-4 Class XP, 0.8374% 12/12/49 (h)(i)	194,537,035	5,183,751
Series 2007-6 Class B, 5.635% 3/12/51 (h)	10,000,000	7,265,462
Series 2007-7 Class B, 5.75% 6/25/50	870,000	648,528
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class F, 2.835% 8/15/19 (d)(h)	1,321,476	1,255,402
Class G, 2.885% 8/15/19 (d)(h)	990,000	920,700
Class H, 2.905% 8/15/19 (d)(h)	795,000	719,475
Class J, 2.975% 8/15/19 (d)(h)	600,000	540,000
Series 2006-XLF:
Class D, 2.765% 7/15/19 (d)(h)	12,958,714	11,403,668
Class F, 2.835% 7/15/19 (d)(h)	9,626,000	7,700,800
Class G, 2.875% 7/15/19 (d)(h)	5,470,000	4,266,600
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLCA Class B, 3.0144% 7/17/17 (d)(h)	$ 2,654,374	$ 1,858,062
Series 2007-XLFA:
Class C, 2.675% 10/15/20 (d)(h)	5,740,000	4,678,100
Class MHRO, 3.205% 10/15/20 (d)(h)	1,428,586	1,071,440
Class MJPM, 3.515% 10/15/20 (d)(h)	431,203	314,778
Class MSTR, 3.215% 10/15/20 (d)(h)	780,000	538,200
Class NHRO, 3.405% 10/15/20 (d)(h)	2,195,368	1,602,618
Class NSTR, 3.365% 10/15/20 (d)(h)	710,000	475,700
sequential payer:
Series 2003-IQ5 Class X2, 0.9873% 4/15/38 (d)(h)(i)	37,708,686	859,660
Series 2004-HQ3 Class A2, 4.05% 1/13/41	4,661,130	4,615,827
Series 2005-IQ9 Class A3, 4.54% 7/15/56	14,850,000	14,481,003
Series 2006-HQ10 Class A1, 5.131% 11/12/41	4,328,914	4,351,242
Series 2006-T23 Class A1, 5.682% 8/12/41	11,614,972	11,762,722
Series 2007-HQ11:
Class A1, 5.246% 2/20/44	1,918,382	1,923,099
Class A31, 5.439% 2/20/44 (h)	5,065,000	4,935,748
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,976,201	1,964,329
Series 2007-IQ14 Class A1, 5.38% 4/15/49	4,146,622	4,150,181
Series 2007-IQ15 Class A1, 5.519% 6/11/49	19,999,720	20,164,518
Series 2007-T25 Class A2, 5.507% 11/12/49	9,830,000	9,653,225
Series 2003-IQ6 Class X2, 0.7144% 12/15/41 (d)(h)(i)	78,700,692	1,341,642
Series 2005-IQ9 Class X2, 1.17% 7/15/56 (d)(h)(i)	148,395,236	4,339,982
Series 2006-HQ8 Class A3, 5.6131% 3/12/16 (h)	15,510,000	15,594,593
Series 2006-HQ9 Class B, 5.832% 7/12/44 (h)	14,840,000	12,234,834
Series 2006-IQ11 Class A3, 5.9075% 10/15/42 (h)	16,595,000	16,661,426
Series 2006-IQ12 Class B, 5.468% 12/15/43	10,000,000	7,946,044
Series 2006-T23 Class A3, 5.9811% 8/12/41 (h)	5,105,000	5,149,679
Series 2007-HQ11 Class B, 5.538% 2/20/44 (h)	18,133,000	13,722,431
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (h)	2,451,332	2,464,912
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	14,000,000	13,627,249
Class B, 5.914% 4/15/49	2,459,000	1,884,456
Series 2007-XLC1:
Class C, 3.1144% 7/17/17 (d)(h)	3,661,874	2,490,074
Class D, 3.2144% 7/17/17 (d)(h)	1,724,375	1,138,087
Class E, 3.3144% 7/17/17 (d)(h)	1,398,875	895,280
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	493,845	505,680
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	$ 19,357,000	$ 19,930,436
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (d)	955,000	864,620
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	1,960,619	2,062,551
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	8,500,000	8,944,217
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 2.7944% 9/15/21 (d)(h)	1,985,000	1,647,550
Series 2007-WHL8:
Class AP1, 3.2144% 6/15/20 (d)(h)	173,947	139,157
Class AP2, 3.3144% 6/15/20 (d)(h)	302,268	238,792
Class F, 2.9944% 6/15/20 (d)(h)	4,599,000	3,633,210
Class LXR1, 3.2144% 6/15/20 (d)(h)	1,228,057	1,007,006
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	8,090,000	8,078,713
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	29,046,889	28,764,362
Series 2003-C8 Class A3, 4.445% 11/15/35	43,550,000	43,302,571
Series 2005-C16 Class A2, 4.38% 10/15/41	7,263,026	7,219,076
Series 2006-C24 Class A2, 5.506% 3/15/45	9,532,981	9,633,303
Series 2006-C27 Class A2, 5.624% 7/15/45	38,935,000	39,292,723
Series 2006-C29 Class A3, 5.313% 11/15/48	26,560,000	25,402,903
Series 2007-C30:
Class A1, 5.031% 12/15/43	1,887,437	1,886,460
Class A3, 5.246% 12/15/43	8,585,000	8,446,252
Class A4, 5.305% 12/15/43	2,940,000	2,833,108
Class A5, 5.342% 12/15/43	10,000,000	9,528,626
Series 2007-C31 Class A1, 5.14% 4/15/47	1,276,807	1,275,809
Series 2007-C32 Class A2, 5.9235% 6/15/49 (h)	12,000,000	11,978,221
Series 2003-C6 Class G, 5.125% 8/15/35 (d)	4,750,000	4,195,832
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(h)	7,690,000	6,434,497
Class 180B, 5.5782% 10/15/41 (d)(h)	3,500,000	3,158,945
Series 2005-C19 Class B, 4.892% 5/15/44	10,000,000	8,673,586
Series 2005-C22:
Class B, 5.5302% 12/15/44 (h)	22,174,000	20,211,579
Class F, 5.5302% 12/15/44 (d)(h)	16,676,000	11,732,226
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C25 Class AM, 5.9279% 5/15/43 (h)	$ 8,725,000	$ 8,287,388
Series 2006-C29 Class E, 5.516% 11/15/48 (h)	10,000,000	7,129,885
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	30,000,000	21,887,805
Class D, 5.513% 12/15/43 (h)	16,000,000	9,884,078
Class XP, 0.6235% 12/15/43 (d)(h)(i)	128,195,997	2,559,395
Series 2007-C31 Class C, 5.8818% 4/15/47 (h)	2,748,000	2,027,998
Series 2007-C32:
Class D, 5.9285% 6/15/49 (h)	7,515,000	5,521,696
Class E, 5.9285% 6/15/49 (h)	11,844,000	8,169,047
Wachovia Bank Commercial Mortgage Trust pass-thru certificates Series 2007-C33 Class B, 6.1% 2/15/51 (h)	16,815,000	12,978,964
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,922,901,704)		2,768,605,551
Cash Equivalents - 11.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
2.33%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) #	$ 246,070,764	246,023,000
2.35%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) # (a)	177,702,793	177,668,000
TOTAL CASH EQUIVALENTS (Cost $423,691,000)		423,691,000
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $3,990,151,742)		3,764,230,851
NET OTHER ASSETS - (5.4)%		(194,337,823)
NET ASSETS - 100%		$ 3,569,893,028
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .54% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones
ABX A 06-01 Index, par value of the proportional notional amount (g)

	August 2045	$ 4,500,000	$ (3,069,855)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.85% with JPMorgan Chase, Inc.	Dec. 2017	14,500,000	(442,218)
Receive semi-annually a fixed rate equal to 2.661% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	111,000,000	(1,394,415)
Receive semi-annually a fixed rate equal to 3.573% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2013	82,000,000	(2,021,931)
Receive semi-annually a fixed rate equal to 3.797% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	May 2013	50,000,000	(867,060)
Receive semi-annually a fixed rate equal to 3.925% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Dec. 2010	110,000,000	2,049,465
Receive semi-annually a fixed rate equal to 4.12% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Dec. 2009	112,000,000	2,879,699
Receive semi-annually a fixed rate equal to 4.405% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Dec. 2012	79,000,000	2,019,690
Receive semi-annually a fixed rate equal to 5.021% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2012	108,000,000	4,272,361
TOTAL INTEREST RATE SWAPS		666,500,000	6,495,591
		$ 671,000,000	$ 3,425,736
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $817,259,303 or 22.9% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,113,361.
(g) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$246,023,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 35,231,942
Banc of America Securities LLC	31,675,580
Bank of America, NA	87,397,065
Barclays Capital, Inc.	8,641,090
Greenwich Capital Markets, Inc.	5,462,317
ING Financial Markets LLC	19,823,697
J.P. Morgan Securities, Inc.	10,924,633
Societe Generale, New York Branch	45,227,981
WestLB AG	1,638,695
$ 246,023,000
$177,668,000 due 6/02/08 at 2.35%
Barclays Capital, Inc.	$ 176,979,799
Credit Suisse Securities (USA) LLC	688,201
$ 177,668,000
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,989,369,876. Net unrealized depreciation aggregated $225,139,025, of which $20,964,374 related to appreciated investment securities and $246,103,399 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Corporate Bond
1-5 Year Central Fund

May 31, 2008

1.850079.101

CB5CEN-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 90.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 2.8%
DaimlerChrysler NA Holding Corp.:
3.2175% 3/13/09 (c)	$ 6,090,000	$ 6,051,426
3.2975% 3/13/09 (c)	1,100,000	1,095,369
4.05% 6/4/08	3,010,000	3,010,000
4.875% 6/15/10	3,000,000	3,029,274
5.875% 3/15/11	5,050,000	5,147,041
		18,333,110
Diversified Consumer Services - 0.4%
President and Fellows of Harvard College 3.7% 4/1/13	3,000,000	3,005,400
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp. 4.3% 3/1/13	2,000,000	1,974,158
Household Durables - 0.5%
Fortune Brands, Inc. 5.125% 1/15/11	1,158,000	1,142,629
Newell Rubbermaid, Inc. 5.5% 4/15/13	1,930,000	1,913,554
		3,056,183
Media - 3.6%
AOL Time Warner, Inc. 6.75% 4/15/11	6,835,000	7,011,944
Comcast Corp. 5.85% 1/15/10	6,275,000	6,372,852
COX Communications, Inc. 4.625% 1/15/10	9,500,000	9,426,242
Viacom, Inc. 6.125% 10/5/17	755,000	740,650
		23,551,688
TOTAL CONSUMER DISCRETIONARY		49,920,539
CONSUMER STAPLES - 3.6%
Beverages - 0.5%
Diageo Capital PLC 5.2% 1/30/13	3,355,000	3,370,430
Food & Staples Retailing - 0.5%
CVS Caremark Corp. 3.3756% 6/1/10 (c)	3,380,000	3,305,380
Food Products - 1.6%
Cargill, Inc. 3.625% 3/4/09 (b)	2,620,000	2,603,043
Kraft Foods, Inc.:
5.625% 11/1/11	5,635,000	5,706,001
6% 2/11/13	2,000,000	2,028,274
		10,337,318
Personal Products - 0.3%
Avon Products, Inc. 4.8% 3/1/13	1,785,000	1,764,044
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.7%
Philip Morris International, Inc. 4.875% 5/16/13	$ 5,054,000	$ 5,000,316
TOTAL CONSUMER STAPLES		23,777,488
ENERGY - 9.9%
Energy Equipment & Services - 1.2%
Transocean, Inc. 5.25% 3/15/13	4,945,000	4,958,460
Weatherford International Ltd. 5.15% 3/15/13	3,000,000	2,973,552
		7,932,012
Oil, Gas & Consumable Fuels - 8.7%
Canadian Natural Resources Ltd. 5.15% 2/1/13	3,190,000	3,202,479
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	7,390,000	7,397,087
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (b)	1,008,676	1,015,112
Duke Capital LLC:
4.37% 3/1/09	5,059,000	5,052,788
7.5% 10/1/09	680,000	696,988
Duke Energy Field Services:
6.875% 2/1/11	3,394,000	3,490,488
7.875% 8/16/10	1,580,000	1,671,322
EnCana Corp. 6.3% 11/1/11	7,000,000	7,256,487
Enterprise Products Operating LP 4.625% 10/15/09	5,000,000	4,994,715
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	6,220,000	6,169,220
Nexen, Inc. 5.05% 11/20/13	5,200,000	5,160,043
NGPL PipeCo LLC 6.514% 12/15/12 (b)	3,000,000	3,065,898
Petroleum Export Ltd. 4.633% 6/15/10 (b)	502,000	500,911
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	1,200,000	1,325,368
TEPPCO Partners LP 5.9% 4/15/13	2,315,000	2,322,413
XTO Energy, Inc. 5.9% 8/1/12	3,300,000	3,367,825
		56,689,144
TOTAL ENERGY		64,621,156
FINANCIALS - 38.4%
Capital Markets - 10.4%
Bear Stearns Companies, Inc.:
2.9788% 7/16/09 (c)	3,000,000	2,934,900
3.1994% 1/30/09 (c)	2,000,000	1,989,490
4.245% 1/7/10	1,845,000	1,784,907
5.35% 2/1/12	3,000,000	2,966,511
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Bear Stearns Companies, Inc.: - continued
5.85% 7/19/10	$ 5,725,000	$ 5,800,038
6.95% 8/10/12	2,345,000	2,447,732
Goldman Sachs Group, Inc.:
5.25% 10/15/13	1,575,000	1,545,144
5.45% 11/1/12	3,310,000	3,329,155
6.6% 1/15/12	6,805,000	7,071,273
6.875% 1/15/11	275,000	288,448
Janus Capital Group, Inc. 5.875% 9/15/11	5,887,000	5,779,709
Lehman Brothers Holdings E-Capital Trust I 3.4988% 8/19/65 (c)	9,970,000	8,264,023
Lehman Brothers Holdings, Inc.:
2.7738% 4/3/09 (c)	3,000,000	2,926,407
3.01% 1/23/09 (c)	225,000	221,227
4.25% 1/27/10	3,000,000	2,935,128
5.625% 1/24/13	155,000	147,489
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	1,315,000	1,244,891
6.15% 4/25/13	4,680,000	4,597,412
Morgan Stanley:
3.01% 1/9/14 (c)	3,250,000	2,975,086
6.6% 4/1/12	5,435,000	5,545,591
The Bank of New York, Inc.:
4.95% 1/14/11	980,000	988,717
4.95% 11/1/12	2,000,000	2,012,518
		67,795,796
Commercial Banks - 4.6%
American Express Centurion Bank 5.2% 11/26/10	1,710,000	1,723,417
Bank One Corp. 7.875% 8/1/10	675,000	719,956
Chase Manhattan Corp. 7.875% 6/15/10	1,030,000	1,085,598
DBS Bank Ltd. (Singapore) 2.94% 5/16/17 (b)(c)	3,675,000	3,450,458
Fifth Third Bancorp 6.25% 5/1/13	725,000	718,506
HBOS PLC 6.75% 5/21/18 (b)	900,000	877,925
HSBC Holdings PLC 7.5% 7/15/09	795,000	819,023
Korea Development Bank 5.3% 1/17/13	740,000	734,287
National City Bank, Cleveland 4.5% 3/15/10	1,005,000	952,112
PNC Funding Corp.:
3.0394% 1/31/12 (c)	3,515,000	3,325,963
4.5% 3/10/10	2,695,000	2,691,224
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Santander Issuances SA Unipersonal 5.805% 6/20/16 (b)(c)	$ 4,820,000	$ 4,550,822
Wells Fargo & Co. 4.2% 1/15/10	2,925,000	2,934,108
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	5,100,000	5,409,014
		29,992,413
Consumer Finance - 5.1%
Capital One Financial Corp. 3.27% 9/10/09 (c)	1,995,000	1,896,329
Discover Financial Services 3.4313% 6/11/10 (c)	4,053,000	3,558,080
General Electric Capital Corp.:
4.25% 9/13/10	1,915,000	1,910,075
4.8% 5/1/13	9,200,000	9,147,468
Household Finance Corp. 6.375% 10/15/11	2,830,000	2,886,167
HSBC Finance Corp. 5.25% 1/14/11	2,005,000	2,008,001
Nelnet, Inc.:
5.125% 6/1/10	500,000	453,952
7.4% 9/29/36 (c)	5,260,000	3,402,147
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (b)	3,000,000	2,995,065
SLM Corp.:
3% 3/15/11 (c)	75,000	66,050
3.06% 7/27/09 (c)	435,000	408,511
3.08% 7/26/10 (c)	3,841,000	3,447,298
3.15% 10/25/11 (c)	145,000	122,121
3.22% 1/27/14 (c)	145,000	118,447
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (b)	734,234	759,060
		33,178,771
Diversified Financial Services - 9.1%
Bank of America Corp. 7.8% 2/15/10	5,295,000	5,571,881
Citigroup, Inc. 6.5% 1/18/11	1,305,000	1,353,131
Deutsche Bank AG London 5% 10/12/10	5,000,000	5,084,425
ILFC E-Capital Trust I 5.9% 12/21/65 (b)(c)	8,180,000	6,942,333
International Lease Finance Corp. 6.625% 11/15/13	1,805,000	1,761,777
JPMorgan Chase & Co.:
4.75% 5/1/13	2,169,000	2,128,988
4.891% 9/1/15 (c)	5,380,000	5,151,291
5.6% 6/1/11	5,000,000	5,107,215
6.75% 2/1/11	375,000	392,473
Prime Property Funding, Inc.:
5.35% 4/15/12 (b)	4,700,000	4,547,607
5.5% 1/15/14 (b)	1,080,000	1,000,396
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
TIAA Global Markets, Inc. 4.875% 1/12/11 (b)	$ 2,500,000	$ 2,504,685
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(c)	15,990,000	14,575,605
ZFS Finance USA Trust IV 5.88% 5/9/32 (b)(c)	3,845,000	3,497,873
		59,619,680
Insurance - 1.8%
Jackson National Life Global Funding 5.375% 5/8/13 (b)	500,000	493,591
MetLife, Inc. 6.125% 12/1/11	2,620,000	2,725,900
Metropolitan Life Global Funding I 5.125% 4/10/13 (b)	1,135,000	1,118,007
Monumental Global Funding II 5.65% 7/14/11 (b)	1,095,000	1,111,325
Monumental Global Funding III 5.5% 4/22/13 (b)	1,465,000	1,456,682
New York Life Global Funding 4.65% 5/9/13 (b)	1,065,000	1,050,919
Pacific Life Global Funding 5.15% 4/15/13 (b)	2,335,000	2,302,198
Prudential Financial, Inc. 5.15% 1/15/13	1,525,000	1,499,973
		11,758,595
Real Estate Investment Trusts - 4.2%
AvalonBay Communities, Inc. 5.5% 1/15/12	440,000	433,668
Brandywine Operating Partnership LP 5.625% 12/15/10	4,753,000	4,619,022
Camden Property Trust 4.375% 1/15/10	3,395,000	3,311,398
Colonial Properties Trust:
4.75% 2/1/10	6,711,000	6,464,713
4.8% 4/1/11	185,000	175,046
Developers Diversified Realty Corp. 4.625% 8/1/10	6,583,000	6,360,139
Duke Realty LP:
4.625% 5/15/13	430,000	389,196
5.25% 1/15/10	2,000,000	1,984,068
5.625% 8/15/11	2,440,000	2,366,698
Federal Realty Investment Trust 5.4% 12/1/13	640,000	604,785
Mack-Cali Realty LP 7.75% 2/15/11	70,000	72,588
Reckson Operating Partnership LP 5.15% 1/15/11	365,000	344,330
Simon Property Group LP 5.3% 5/30/13	620,000	613,294
		27,738,945
Real Estate Management & Development - 0.1%
ERP Operating LP 5.5% 10/1/12	675,000	664,643
Thrifts & Mortgage Finance - 3.1%
Capmark Financial Group, Inc. 3.3656% 5/10/10 (c)	3,500,000	2,958,347
Countrywide Financial Corp.:
2.8188% 3/24/09 (c)	1,070,000	991,278
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Countrywide Financial Corp.: - continued
4.5% 6/15/10	$ 2,985,000	$ 2,686,016
Countrywide Home Loans, Inc.:
5.625% 7/15/09	3,570,000	3,352,894
6.25% 4/15/09	220,000	209,002
Credit Suisse First Boston (New York Branch) 5% 5/15/13	2,169,000	2,129,604
Independence Community Bank Corp. 3.75% 4/1/14 (c)	7,640,000	6,097,683
Residential Capital Corp. 5.9775% 11/21/08 (c)	1,000,000	920,000
Residential Capital LLC 3.49% 6/9/08 (c)	355,000	347,900
Washington Mutual Bank 2.9628% 5/1/09 (c)	500,000	481,361
		20,174,085
TOTAL FINANCIALS		250,922,928
INDUSTRIALS - 6.3%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (b)	1,275,000	1,307,483
Airlines - 4.0%
American Airlines, Inc. 7.25% 2/5/09	1,600,000	1,576,000
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	407,210	405,174
6.978% 10/1/12	1,962,940	1,933,496
7.024% 4/15/11	4,465,000	4,409,188
Continental Airlines, Inc. pass-thru trust certificates:
6.32% 11/1/08	7,178,000	7,124,165
6.648% 3/15/19	5,366,950	5,152,272
6.795% 2/2/20	2,071,789	1,729,944
7.056% 3/15/11	960,000	948,000
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	1,445,000	1,401,650
United Air Lines, Inc. pass-thru trust certificates 6.201% 3/1/10	1,171,712	1,148,278
		25,828,167
Building Products - 0.2%
Masco Corp. 3.2013% 3/12/10 (c)	1,550,000	1,442,890
Industrial Conglomerates - 1.9%
Covidien International Finance SA:
5.15% 10/15/10 (b)	2,465,000	2,488,851
5.45% 10/15/12 (b)	590,000	589,889
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Hutchison Whampoa International (03/13) Ltd. 6.5% 2/13/13 (b)	$ 860,000	$ 893,864
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (b)	6,660,000	6,765,881
Koninklijke Philips Electronics NV 4.625% 3/11/13	2,000,000	1,970,628
		12,709,113
TOTAL INDUSTRIALS		41,287,653
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Instruments - 0.8%
Tyco Electronics Group SA 6% 10/1/12	5,000,000	5,065,280
MATERIALS - 1.6%
Chemicals - 0.0%
E.I. du Pont de Nemours & Co. 5% 1/15/13	330,000	331,997
Metals & Mining - 1.3%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	1,945,000	1,940,408
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	5,190,000	5,334,801
Nucor Corp. 5% 6/1/13	1,080,000	1,077,614
		8,352,823
Paper & Forest Products - 0.3%
International Paper Co. 7.4% 6/15/14	1,810,000	1,813,638
TOTAL MATERIALS		10,498,458
TELECOMMUNICATION SERVICES - 9.7%
Diversified Telecommunication Services - 8.1%
Ameritech Capital Funding Corp. 6.25% 5/18/09	6,365,000	6,462,811
British Telecommunications PLC 8.625% 12/15/10	4,742,000	5,138,706
France Telecom SA 7.75% 3/1/11 (a)	6,635,000	7,104,566
Sprint Capital Corp. 7.625% 1/30/11	2,006,000	1,940,805
Telecom Italia Capital SA:
4% 1/15/10	3,000,000	2,955,726
4.875% 10/1/10	8,035,000	7,967,546
Telefonica Emisiones SAU 3.1144% 2/4/13 (c)	9,630,000	9,093,513
Telefonos de Mexico SA de CV 4.5% 11/19/08	990,000	990,452
Verizon Communications, Inc.:
4.35% 2/15/13	2,755,000	2,674,730
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
5.25% 4/15/13	$ 800,000	$ 806,670
Verizon New England, Inc. 6.5% 9/15/11	1,105,000	1,140,882
Verizon New York, Inc. 6.875% 4/1/12	6,145,000	6,453,196
		52,729,603
Wireless Telecommunication Services - 1.6%
Vodafone Group PLC:
5.5% 6/15/11	8,385,000	8,453,824
7.75% 2/15/10	1,850,000	1,937,433
		10,391,257
TOTAL TELECOMMUNICATION SERVICES		63,120,860
UTILITIES - 12.4%
Electric Utilities - 6.6%
Alabama Power Co. 4.85% 12/15/12	2,005,000	2,012,811
Appalachian Power Co. 5.65% 8/15/12	5,000,000	4,998,975
EDP Finance BV 5.375% 11/2/12 (b)	4,217,000	4,240,105
Enel Finance International SA 5.7% 1/15/13 (b)	5,000,000	5,079,975
Entergy Corp. 7.75% 12/15/09 (b)	12,500,000	12,998,288
FirstEnergy Corp. 6.45% 11/15/11	5,815,000	5,994,736
Mid-American Energy Co. 5.65% 7/15/12	2,310,000	2,373,446
Oncor Electric Delivery Co. 6.375% 5/1/12	5,150,000	5,197,694
		42,896,030
Gas Utilities - 1.3%
Texas Eastern Transmission Corp. 7.3% 12/1/10	7,915,000	8,466,224
Independent Power Producers & Energy Traders - 1.4%
Exelon Generation Co. LLC 6.95% 6/15/11	2,500,000	2,592,605
PSEG Power LLC:
3.75% 4/1/09	1,425,000	1,422,535
7.75% 4/15/11	5,000,000	5,334,330
		9,349,470
Multi-Utilities - 3.1%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	925,000	989,364
7.5% 9/1/10	1,165,000	1,246,064
Dominion Resources, Inc. 6.3% 9/30/66 (c)	5,750,000	5,288,097
DTE Energy Co. 7.05% 6/1/11	7,770,000	8,097,373
KeySpan Corp. 7.625% 11/15/10	520,000	556,493
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	$ 209,000	$ 215,174
NiSource Finance Corp. 7.875% 11/15/10	3,485,000	3,623,107
NSTAR 8% 2/15/10	465,000	494,318
		20,509,990
TOTAL UTILITIES		81,221,714
TOTAL NONCONVERTIBLE BONDS (Cost $601,041,188)		590,436,076
U.S. Treasury Obligations - 6.1%

U.S. Treasury Notes:
2.5% 3/31/13	27,393,000	26,301,555
4.125% 8/31/12	11,370,000	11,748,405
4.875% 4/30/11	1,850,000	1,952,183
TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,008,638)		40,002,143
Municipal Securities - 0.5%

Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2007 A, 3.2944% 10/15/12 (c) (Cost $3,000,000)	3,000,000	3,000,000
Foreign Government and Government Agency Obligations - 0.3%

United Mexican States 4.625% 10/8/08 (Cost $2,103,764)	2,110,000	2,119,495
Cash Equivalents - 1.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 2.33%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) # (Cost $10,165,000)	$ 10,166,973	$ 10,165,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $656,318,590)		645,722,714
NET OTHER ASSETS - 1.2%		8,127,458
NET ASSETS - 100%		$ 653,850,172
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive from Bank of America upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .68%	Sept. 2012	$ 1,900,000	99,920
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by 1.3%	June 2013	1,600,000	(39,194)
Receive from Barclays Bank upon credit event of Ryder Systems, Inc., par value of the notional amount of Ryder Systems, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	1,500,000	(7,244)
Receive from Citibank upon a credit event of Wachovia Corp., par value of the notional amount of Wachovia Corp. 3.625% 2/17/09, and pay quarterly notional amount multiplied by 1.08%	June 2013	1,900,000	29,664
Receive from Citibank upon credit event of Capital One Financial Corp., par value of the notional amount of Capital One Financial Corp. 6.25% 11/1/13, and pay quarterly notional amount multiplied by 2.35%	June 2013	400,000	2,170
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Citibank upon credit event of Capital One Financial Corp., par value of the notional amount of Capital One Financial Corp. 6.25% 11/15/13, and pay quarterly notional amount multiplied by 2.15%

	June 2013	$ 300,000	$ 3,952
Receive from Citibank upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .50%	March 2013	1,600,000	(10,743)
Receive from Citibank upon credit event of Sara Lee Corp., par value of the notional amount of Sara Lee Corp. 6.125% 11/1/32, and pay quarterly notional amount multiplied by .56%	March 2013	1,600,000	(2,320)
Receive from Credit Suisse First Boston upon credit event of Capital One Financial Corp., par value of the notional amount of Capital One Financial Corp. 6.25% 11/15/13, and pay quarterly notional amount multiplied by 2.3%	June 2013	300,000	2,094
Receive from Deutsche Bank upon credit event of Southwest Airlines Co., par value of the notional amount of Southwest Airlines Co. 5.25% 10/1/14, and pay quarterly notional amount multiplied by 1.35%	June 2013	1,900,000	14,576
Receive from Goldman Sachs upon credit event of CSX Corp., par value of notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	680,000	(8,628)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	680,000	(8,628)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	600,000	(4,445)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of CVS Caremark Corp., par value of the notional amount of CVS Caremark Corp. 4.875% 9/15/14, and pay quarterly notional amount multiplied by ..57%	March 2013	$ 1,600,000	$ (478)
Receive from Goldman Sachs upon credit event of Johnson & Johnson, par value of the notional amount of Johnson & Johnson 3.8% 5/15/13, and pay quarterly notional amount multiplied by .33%	March 2013	2,500,000	(19,482)
Receive from Goldman Sachs upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12, and pay quarterly notional amount multiplied by 1.55%	June 2013	1,500,000	39,235
Receive from JPMorgan Chase, Inc. upon credit event of New York Times Co., par value of the notional amount of New York Times Co. 4.61% 9/26/12, and pay quarterly notional amount multiplied by ..63%	Sept. 2012	3,900,000	204,725
Receive from Lehman Brothers, Inc. upon credit event of CVS Caremark Corp., par value of the notional amount of CVS Caremark Corp. 4.875% 9/15/14, and pay quarterly notional amount multiplied by .62%	March 2013	2,000,000	(5,138)
Receive from Lehman Brothers, Inc. upon credit event of Capital One Financial Corp., par value of the notional amount of Capital One Financial Corp. 6.25% 11/15/13, and pay quarterly notional amount multiplied by 2.27%	June 2013	300,000	2,477
Receive quarterly notional amount multiplied by .9% and pay UBS upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Sept. 2008	1,800,000	(8,070)
Receive quarterly notional amount multiplied by .95% and pay Citibank upon credit event of Rogers Cable, Inc., par value of the notional amount of Rogers Cable, Inc. 5.5% 3/15/14	Sept. 2012	3,900,000	(46,436)
TOTAL CREDIT DEFAULT SWAPS		$ 32,460,000	$ 238,007
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 2.5875% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2010	$ 10,000,000	$ (140,934)
Receive semi-annually a fixed rate equal to 2.7375% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Feb. 2010	15,000,000	(48,276)
Receive semi-annually a fixed rate equal to 3.0825% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2011	15,000,000	(117,998)
Receive semi-annually a fixed rate equal to 4.165% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2009	19,875,000	275,998
Receive semi-annually a fixed rate equal to 4.226% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2010	19,875,000	289,456
Receive semi-annually a fixed rate equal to 4.815% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Sept. 2010	23,000,000	719,813
Receive semi-annually a fixed rate equal to 5.47% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2010	15,000,000	865,617
TOTAL INTEREST RATE SWAPS		$ 117,750,000	$ 1,843,676
		$ 150,210,000	$ 2,081,683
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $109,675,526 or 16.8% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$10,165,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 1,455,688
Banc of America Securities LLC	1,308,749
Bank of America, NA	3,611,009
Barclays Capital, Inc.	357,026
Greenwich Capital Markets, Inc.	225,688
ING Financial Markets LLC	819,061
J.P. Morgan Securities, Inc.	451,376
Societe Generale, New York Branch	1,868,697
WestLB AG	67,706
$ 10,165,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 41,866
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 50,401,012	$ -	$ 50,464,980	$ -	0.0%
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $655,241,365. Net unrealized depreciation aggregated $9,518,651, of which $4,830,958 related to appreciated investment securities and $14,349,609 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Corporate Bond
1-10 Year Central Fund

May 31, 2008

1.850078.101

CB10CEN-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 94.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.8%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 45,785,000	$ 46,268,673
5.875% 3/15/11	17,000,000	17,326,672
		63,595,345
Diversified Consumer Services - 0.5%
Erac USA Finance Co.:
5.8% 10/15/12 (b)	21,690,000	20,426,492
6.375% 10/15/17 (b)	24,264,000	21,676,075
		42,102,567
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp. 5.35% 3/1/18	19,140,000	18,698,459
Household Durables - 1.1%
Fortune Brands, Inc. 5.125% 1/15/11	34,690,000	34,229,525
Newell Rubbermaid, Inc. 5.5% 4/15/13	22,040,000	21,852,197
Whirlpool Corp. 6.125% 6/15/11	32,155,000	32,654,528
		88,736,250
Media - 3.1%
AOL Time Warner, Inc.:
6.75% 4/15/11	15,400,000	15,798,675
6.875% 5/1/12	19,975,000	20,572,352
Comcast Cable Communications, Inc. 6.2% 11/15/08	9,935,000	9,989,513
Comcast Corp.:
4.95% 6/15/16	15,380,000	14,421,134
5.5% 3/15/11	3,125,000	3,116,525
5.7% 5/15/18	19,200,000	18,636,922
5.85% 1/15/10	500,000	507,797
COX Communications, Inc.:
4.625% 1/15/10	17,520,000	17,383,975
4.625% 6/1/13	46,016,000	43,719,203
Gannett Co., Inc. 2.8381% 5/26/09 (d)	20,025,000	19,503,169
News America, Inc. 4.75% 3/15/10	2,000,000	1,997,148
Time Warner Cable, Inc. 5.4% 7/2/12	20,000,000	19,745,600
Time Warner, Inc. 5.875% 11/15/16	50,069,000	48,066,490
Viacom, Inc. 6.125% 10/5/17	11,327,000	11,111,719
		244,570,222
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.4%
The May Department Stores Co. 4.8% 7/15/09	$ 30,192,000	$ 29,673,875
TOTAL CONSUMER DISCRETIONARY		487,376,718
CONSUMER STAPLES - 5.1%
Beverages - 0.9%
Diageo Capital PLC:
5.2% 1/30/13	8,490,000	8,529,046
5.75% 10/23/17	38,370,000	38,240,923
FBG Finance Ltd. 5.125% 6/15/15 (b)	24,025,000	22,574,491
		69,344,460
Food & Staples Retailing - 1.2%
CVS Caremark Corp.:
3.3756% 6/1/10 (d)	18,790,000	18,375,173
6.036% 12/10/28 (b)	19,149,919	17,342,741
6.302% 6/1/37 (d)	38,760,000	33,721,200
Wal-Mart Stores, Inc. 5.8% 2/15/18	23,552,000	24,506,398
		93,945,512
Food Products - 1.8%
Cargill, Inc. 6% 11/27/17 (b)	19,433,000	19,363,352
General Mills, Inc. 5.2% 3/17/15	7,625,000	7,561,255
H.J. Heinz Co. 6.428% 12/1/08 (b)(d)	30,405,000	30,736,719
Kraft Foods, Inc.:
5.625% 11/1/11	29,951,000	30,328,383
6% 2/11/13	8,660,000	8,782,426
6.125% 2/1/18	28,758,000	28,128,746
6.5% 8/11/17	18,005,000	18,101,633
		143,002,514
Personal Products - 0.2%
Avon Products, Inc. 4.8% 3/1/13	19,743,000	19,511,217
Tobacco - 1.0%
Philip Morris International, Inc.:
4.875% 5/16/13	33,541,000	33,184,728
5.65% 5/16/18	28,800,000	28,178,208
Reynolds American, Inc. 6.75% 6/15/17	23,945,000	23,789,693
		85,152,629
TOTAL CONSUMER STAPLES		410,956,332
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 9.7%
Energy Equipment & Services - 1.5%
Noble Drilling Corp. 5.875% 6/1/13	$ 8,870,000	$ 9,050,992
Petronas Capital Ltd. 7% 5/22/12 (b)	42,845,000	46,287,296
Transocean, Inc. 5.25% 3/15/13	28,360,000	28,437,196
Weatherford International Ltd.:
4.95% 10/15/13	14,255,000	13,981,304
5.15% 3/15/13	18,630,000	18,465,758
		116,222,546
Oil, Gas & Consumable Fuels - 8.2%
BW Group Ltd. 6.625% 6/28/17 (b)	24,199,000	20,960,932
Canadian Natural Resources Ltd.:
5.15% 2/1/13	36,810,000	36,954,001
5.7% 5/15/17	9,485,000	9,356,146
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	33,730,000	33,762,347
Duke Capital LLC:
4.37% 3/1/09	13,045,000	13,028,981
6.25% 2/15/13	24,495,000	24,894,024
Duke Energy Field Services:
5.375% 10/15/15 (b)	10,000,000	9,434,390
6.875% 2/1/11	18,930,000	19,468,161
7.875% 8/16/10	8,489,000	8,979,656
El Paso Natural Gas Co. 5.95% 4/15/17	7,650,000	7,370,637
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	13,864,000	14,404,516
Enbridge Energy Partners LP:
5.875% 12/15/16	14,780,000	14,448,839
6.5% 4/15/18 (b)	19,410,000	19,412,193
EnCana Holdings Finance Corp. 5.8% 5/1/14	23,635,000	24,145,989
Enterprise Products Operating LP:
4.625% 10/15/09	15,930,000	15,913,162
5.6% 10/15/14	18,700,000	18,154,820
Gazstream SA 5.625% 7/22/13 (b)	12,856,078	12,888,218
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	32,715,000	32,447,915
Lukoil International Finance BV 6.656% 6/7/22 (b)	10,000,000	9,225,000
Nakilat, Inc. 6.067% 12/31/33 (b)	23,440,000	20,295,758
Nexen, Inc.:
5.05% 11/20/13	31,465,000	31,223,223
5.2% 3/10/15	7,435,000	7,156,582
NGPL PipeCo LLC 6.514% 12/15/12 (b)	29,155,000	29,795,419
Pemex Project Funding Master Trust:
3.6756% 12/3/12 (b)(d)	170,000	166,940
4.1% 6/15/10 (b)(d)	12,420,000	12,537,990
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust: - continued
6.125% 8/15/08	$ 1,463,000	$ 1,464,902
Plains All American Pipeline LP 7.75% 10/15/12	19,297,000	20,310,459
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	24,445,000	26,998,843
Ras Laffan Liquid Natural Gas Co. Ltd. III 5.832% 9/30/16 (b)	10,990,000	10,616,999
Source Gas LLC 5.9% 4/1/17 (b)	29,000,000	27,283,432
TEPPCO Partners LP 5.9% 4/15/13	26,505,000	26,589,869
Texas Eastern Transmission LP 6% 9/15/17 (b)	13,170,000	12,710,933
TransCanada PipeLines Ltd. 6.35% 5/15/67 (d)	19,400,000	17,057,159
XTO Energy, Inc.:
5% 1/31/15	14,316,000	13,819,135
5.9% 8/1/12	54,850,000	55,977,332
		659,254,902
TOTAL ENERGY		775,477,448
FINANCIALS - 46.8%
Capital Markets - 12.4%
American Capital Strategies Ltd. 6.85% 8/1/12	33,395,000	31,303,905
Bear Stearns Companies, Inc.:
2.7675% 8/21/09 (d)	9,575,000	9,421,072
2.9788% 7/16/09 (d)	4,708,000	4,605,836
3.0475% 10/22/10 (d)	19,146,000	18,357,319
3.1994% 1/30/09 (d)	32,850,000	32,677,373
3.25% 3/25/09	5,616,000	5,540,504
3.26% 9/9/09 (d)	10,400,000	10,203,367
4.245% 1/7/10	9,960,000	9,635,593
4.5% 10/28/10	15,000,000	14,794,290
5.3% 10/30/15	9,575,000	9,065,629
5.85% 7/19/10	30,840,000	31,244,220
6.95% 8/10/12	11,050,000	11,534,089
BlackRock, Inc. 6.25% 9/15/17	33,450,000	33,695,021
Goldman Sachs Group, Inc.:
5.25% 10/15/13	48,310,000	47,394,236
5.45% 11/1/12	27,065,000	27,221,625
5.95% 1/18/18	14,388,000	14,080,845
6.15% 4/1/18	53,450,000	52,881,399
6.6% 1/15/12	33,200,000	34,499,083
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.875% 1/15/11	$ 2,230,000	$ 2,339,051
Janus Capital Group, Inc.:
5.875% 9/15/11	19,633,000	19,275,189
6.25% 6/15/12	24,465,000	23,795,760
6.7% 6/15/17	4,770,000	4,555,603
Lazard Group LLC:
6.85% 6/15/17	23,854,000	21,685,194
7.125% 5/15/15	11,265,000	10,502,438
Legg Mason, Inc. 6.75% 7/2/08	20,285,000	20,343,603
Lehman Brothers Holdings E-Capital Trust I 3.4988% 8/19/65 (d)	50,105,000	41,531,483
Lehman Brothers Holdings, Inc.:
2.7738% 4/3/09 (d)	9,684,000	9,446,442
2.94% 1/12/12 (d)	10,000,000	9,239,690
3.01% 1/23/09 (d)	1,825,000	1,794,393
4.25% 1/27/10	14,363,000	14,052,414
5% 1/14/11	2,395,000	2,341,522
5.625% 1/24/13	1,765,000	1,679,472
5.75% 7/18/11	4,355,000	4,237,872
6.2% 9/26/14	32,364,000	31,236,794
6.75% 12/28/17	11,252,000	10,614,102
6.875% 5/2/18	23,995,000	23,286,332
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	14,785,000	13,996,738
6.15% 4/25/13	26,600,000	26,130,590
6.875% 4/25/18	21,290,000	20,870,523
Morgan Stanley:
3.01% 1/9/14 (d)	40,930,000	37,467,772
4.75% 4/1/14	6,500,000	5,992,344
5.05% 1/21/11	24,915,000	24,346,440
6.6% 4/1/12	66,565,000	67,919,465
6.625% 4/1/18	47,997,000	47,243,447
Scotland International Finance No. 2 BV 7.7% 8/15/10 (b)	8,000,000	8,340,144
The Bank of New York, Inc. 4.95% 11/1/12	38,380,000	38,620,220
UBS AG Stamford Branch:
5.75% 4/25/18	33,590,000	32,719,213
5.875% 12/20/17	24,440,000	24,309,148
		998,068,804
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 6.8%
American Express Bank FSB 5.5% 4/16/13	$ 23,976,000	$ 23,681,095
Bank of America NA 5.3% 3/15/17	12,538,000	11,945,191
Bank One Corp.:
5.25% 1/30/13	7,610,000	7,554,751
7.875% 8/1/10	8,265,000	8,815,457
BB&T Corp. 6.5% 8/1/11	10,170,000	10,412,595
Chase Manhattan Corp. 7.875% 6/15/10	12,705,000	13,390,803
Credit Suisse First Boston 6% 2/15/18	12,840,000	12,516,971
DBS Bank Ltd. (Singapore) 2.94% 5/16/17 (b)(d)	40,825,000	38,330,593
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	2,670,000	2,667,464
5.125% 2/14/11	23,895,000	23,961,667
5.25% 2/10/14 (b)	4,620,000	4,497,399
5.5% 10/17/12	18,460,000	18,456,548
Fifth Third Bancorp 6.25% 5/1/13	8,900,000	8,820,283
HBOS PLC 6.75% 5/21/18 (b)	10,665,000	10,403,409
JPMorgan Chase Bank 6% 10/1/17	26,669,000	26,622,303
KeyBank NA:
5.8% 7/1/14	12,790,000	12,114,010
7% 2/1/11	21,125,000	21,549,570
Korea Development Bank:
3.875% 3/2/09	50,780,000	50,521,885
4.625% 9/16/10	15,000,000	15,003,855
4.75% 7/20/09	7,670,000	7,714,793
5.3% 1/17/13	8,525,000	8,459,187
National City Bank, Cleveland 4.5% 3/15/10	12,114,000	11,476,501
PNC Bank NA 6% 12/7/17	9,594,000	9,208,312
PNC Funding Corp.:
3.0394% 1/31/12 (d)	20,275,000	19,184,611
7.5% 11/1/09	16,580,000	17,140,852
Rabobank Capital Funding Trust II 5.26% (b)(d)	4,655,000	4,246,058
Santander Issuances SA Unipersonal 5.805% 6/20/16 (b)(d)	34,405,000	32,483,618
Standard Chartered Bank 6.4% 9/26/17 (b)	40,690,000	40,272,968
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(d)	24,000,000	23,046,240
Union Planters Corp. 7.75% 3/1/11	7,500,000	7,665,743
UnionBanCal Corp. 5.25% 12/16/13	5,420,000	5,080,421
Wachovia Bank NA 4.875% 2/1/15	11,520,000	10,815,218
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co. 4.2% 1/15/10	$ 21,560,000	$ 21,627,138
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	4,750,000	4,993,205
		544,680,714
Consumer Finance - 4.9%
American Express Co. 6.15% 8/28/17	4,835,000	4,796,020
American Express Credit Corp. 5.875% 5/2/13	4,770,000	4,755,690
American General Finance Corp. 6.9% 12/15/17	38,375,000	36,401,681
Capital One Financial Corp. 3.27% 9/10/09 (d)	26,815,000	25,488,757
Discover Financial Services 3.4313% 6/11/10 (d)	32,911,000	28,892,172
General Electric Capital Corp.:
4.8% 5/1/13	63,110,000	62,749,642
5.625% 9/15/17	11,560,000	11,454,584
5.625% 5/1/18	47,950,000	47,366,640
Household Finance Corp.:
6.375% 10/15/11	15,220,000	15,522,071
7% 5/15/12	3,830,000	4,013,319
HSBC Finance Corp.:
5.25% 1/14/11	10,705,000	10,721,025
5.25% 1/15/14	8,625,000	8,490,916
MBNA America Bank NA 7.125% 11/15/12	5,675,000	6,047,286
MBNA Corp. 7.5% 3/15/12	13,160,000	14,151,330
Nelnet, Inc. 7.4% 9/29/36 (d)	22,000,000	14,229,512
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (b)	34,740,000	34,682,853
ORIX Corp. 5.48% 11/22/11	3,150,000	3,078,892
SLM Corp.:
3% 3/15/11 (d)	915,000	805,804
3.08% 7/26/10 (d)	14,959,000	13,425,703
3.12% 1/26/09 (d)	6,135,000	6,005,969
4% 1/15/09	10,000,000	9,845,480
4.5% 7/26/10	24,850,000	22,885,856
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (b)	3,881,156	4,012,390
		389,823,592
Diversified Financial Services - 6.9%
Bank of America Corp.:
7.4% 1/15/11	80,500,000	84,897,715
7.8% 2/15/10	3,305,000	3,477,822
BTM Curacao Holding NV 2.8988% 12/19/16 (b)(d)	3,800,000	3,412,552
Citigroup, Inc. 6.5% 1/18/11	10,699,000	11,093,601
Deutsche Bank AG London 5% 10/12/10	38,300,000	38,946,696
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	$ 23,998,000	$ 23,727,687
ILFC E-Capital Trust I 5.9% 12/21/65 (b)(d)	36,320,000	30,824,639
International Lease Finance Corp.:
4.375% 11/1/09	21,415,000	21,073,645
5.4% 2/15/12	23,440,000	22,720,720
5.625% 9/15/10	23,880,000	23,780,038
6.625% 11/15/13	22,265,000	21,731,842
JPMorgan Chase & Co.:
4.75% 5/1/13	26,711,000	26,218,262
4.891% 9/1/15 (d)	6,715,000	6,429,539
5.6% 6/1/11	34,785,000	35,530,895
5.75% 1/2/13	37,830,000	38,749,723
6.125% 6/27/17	24,640,000	24,612,034
6.75% 2/1/11	3,075,000	3,218,277
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	10,290,000	10,421,609
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	8,920,000	7,725,621
5.5% 1/15/14 (b)	5,685,000	5,265,976
5.7% 4/15/17 (b)	13,880,000	12,122,681
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	26,500,000	25,674,525
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(d)	19,010,000	17,328,470
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(d)	40,985,000	36,389,270
ZFS Finance USA Trust IV 5.88% 5/9/32 (b)(d)	20,465,000	18,617,420
		553,991,259
Insurance - 4.4%
American International Group, Inc.:
4.25% 5/15/13	26,500,000	24,800,926
5.85% 1/16/18	28,790,000	27,774,807
Assurant, Inc.:
5.625% 2/15/14	15,645,000	14,737,606
6.75% 2/15/34	16,093,000	14,389,926
Axis Capital Holdings Ltd. 5.75% 12/1/14	4,570,000	4,322,151
Genworth Financial, Inc. 5.65% 6/15/12	14,295,000	13,711,650
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	12,198,000	10,907,220
Jackson National Life Global Funding 5.375% 5/8/13 (b)	6,160,000	6,081,041
MetLife, Inc. 6.125% 12/1/11	16,200,000	16,854,804
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I:
4.625% 8/19/10 (b)	$ 27,000,000	$ 27,213,246
5.125% 4/10/13 (b)	13,475,000	13,273,252
Monumental Global Funding II 5.65% 7/14/11 (b)	13,520,000	13,721,570
Monumental Global Funding III 5.5% 4/22/13 (b)	18,020,000	17,917,682
New York Life Global Funding 4.65% 5/9/13 (b)	13,135,000	12,961,329
Pacific Life Global Funding 5.15% 4/15/13 (b)	27,705,000	27,315,800
Prudential Financial, Inc. 5.15% 1/15/13	17,730,000	17,439,033
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(d)	27,351,000	27,171,413
Symetra Financial Corp. 6.125% 4/1/16 (b)	42,400,000	37,726,460
The Chubb Corp. 6.375% 3/29/67 (d)	15,022,000	14,127,891
The St. Paul Travelers Companies, Inc.:
6.38% 12/15/08	2,200,000	2,226,039
8.125% 4/15/10	10,225,000	10,767,804
		355,441,650
Real Estate Investment Trusts - 7.7%
AMB Property LP 5.9% 8/15/13	29,030,000	28,377,870
Arden Realty LP:
5.2% 9/1/11	10,960,000	11,058,826
5.25% 3/1/15	1,210,000	1,183,530
AvalonBay Communities, Inc. 5.5% 1/15/12	19,590,000	19,308,100
Brandywine Operating Partnership LP:
4.5% 11/1/09	26,690,000	25,875,822
5.625% 12/15/10	33,380,000	32,439,085
5.75% 4/1/12	15,206,000	14,309,545
BRE Properties, Inc.:
4.875% 5/15/10	21,140,000	20,709,949
5.75% 9/1/09	5,000,000	4,980,890
Camden Property Trust:
4.375% 1/15/10	12,100,000	11,802,038
5.375% 12/15/13	5,370,000	4,894,771
5.875% 11/30/12	24,210,000	23,134,737
Colonial Properties Trust:
4.75% 2/1/10	50,894,000	49,026,241
5.5% 10/1/15	27,155,000	23,405,709
6.25% 6/15/14	3,000,000	2,721,828
CPG Partners LP 6% 1/15/13	8,325,000	8,337,363
Developers Diversified Realty Corp.:
3.875% 1/30/09	16,715,000	16,504,257
4.625% 8/1/10	24,655,000	23,820,330
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
5% 5/3/10	$ 18,340,000	$ 17,748,627
5.25% 4/15/11	19,905,000	19,059,137
5.375% 10/15/12	10,520,000	9,776,320
Duke Realty LP:
4.625% 5/15/13	5,130,000	4,643,194
5.25% 1/15/10	3,710,000	3,680,446
5.4% 8/15/14	4,520,000	4,135,334
5.625% 8/15/11	24,200,000	23,472,984
5.875% 8/15/12	935,000	907,732
Equity One, Inc.:
6% 9/15/17	3,985,000	3,458,968
6.25% 1/15/17	4,040,000	3,596,158
Federal Realty Investment Trust:
5.4% 12/1/13	3,380,000	3,194,022
6% 7/15/12	24,000,000	23,709,696
6.2% 1/15/17	5,075,000	4,822,976
Hospitality Properties Trust 5.625% 3/15/17	9,820,000	8,291,763
HRPT Properties Trust:
5.75% 11/1/15	7,280,000	6,704,036
6.25% 6/15/17	10,085,000	9,334,363
6.65% 1/15/18	5,055,000	4,748,500
Liberty Property LP:
5.125% 3/2/15	6,940,000	6,162,220
5.5% 12/15/16	8,230,000	7,283,459
Mack-Cali Realty LP:
5.05% 4/15/10	5,675,000	5,598,927
7.25% 3/15/09	23,865,000	24,184,314
7.75% 2/15/11	870,000	902,165
Reckson Operating Partnership LP 5.15% 1/15/11	1,935,000	1,825,419
Simon Property Group LP:
4.6% 6/15/10	8,970,000	8,847,622
4.875% 8/15/10	5,520,000	5,404,124
5% 3/1/12	1,460,000	1,425,772
5.375% 6/1/11	5,080,000	5,025,055
5.6% 9/1/11	22,240,000	22,074,223
5.75% 5/1/12	10,365,000	10,394,685
7.75% 1/20/11	6,720,000	7,002,986
Tanger Properties LP 6.15% 11/15/15	200,000	183,443
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
United Dominion Realty Trust, Inc. 5.25% 1/15/15	$ 9,905,000	$ 8,877,406
Washington (REIT) 5.95% 6/15/11	29,760,000	28,518,056
		616,885,023
Real Estate Management & Development - 0.8%
ERP Operating LP 5.5% 10/1/12	3,620,000	3,564,455
Post Apartment Homes LP:
5.45% 6/1/12	11,090,000	10,328,627
6.3% 6/1/13	19,615,000	18,695,527
Regency Centers LP:
4.95% 4/15/14	5,000,000	4,540,575
5.25% 8/1/15	17,455,000	15,816,953
5.875% 6/15/17	14,305,000	13,248,519
		66,194,656
Thrifts & Mortgage Finance - 2.9%
Capmark Financial Group, Inc. 5.875% 5/10/12	48,940,000	39,417,940
Countrywide Financial Corp.:
2.8188% 3/24/09 (d)	18,885,000	17,495,593
4.5% 6/15/10	3,920,000	3,527,365
5.8% 6/7/12	13,605,000	12,586,353
Countrywide Home Loans, Inc.:
4.125% 9/15/09	30,550,000	28,125,796
6.25% 4/15/09	4,970,000	4,721,535
Credit Suisse First Boston (New York Branch) 5% 5/15/13	26,675,000	26,190,502
Independence Community Bank Corp.:
3.5% 6/20/13 (d)	3,030,000	2,429,151
3.75% 4/1/14 (d)	34,515,000	27,547,319
4.9% 9/23/10	21,280,000	19,396,018
Residential Capital Corp. 8.125% 11/21/08 (a)	17,900,000	16,468,000
Residential Capital LLC 3.49% 6/9/08 (d)	1,645,000	1,612,100
Washington Mutual Bank 2.9628% 5/1/09 (d)	35,500,000	34,176,631
		233,694,303
TOTAL FINANCIALS		3,758,780,001
HEALTH CARE - 1.8%
Biotechnology - 0.6%
Amgen, Inc. 5.85% 6/1/17	48,375,000	47,220,918
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 6% 6/15/11	$ 10,609,000	$ 10,396,820
Health Care Providers & Services - 0.7%
Coventry Health Care, Inc.:
5.95% 3/15/17	14,300,000	12,976,478
6.3% 8/15/14	29,610,000	28,386,426
UnitedHealth Group, Inc. 3.75% 2/10/09	17,550,000	17,394,612
		58,757,516
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co. 5.45% 5/1/18	23,995,000	23,420,248
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	7,840,000	7,701,953
		31,122,201
TOTAL HEALTH CARE		147,497,455
INDUSTRIALS - 4.8%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (b)	21,605,000	21,871,714
6.4% 12/15/11 (b)	6,693,000	6,863,518
		28,735,232
Airlines - 2.5%
American Airlines, Inc. 7.25% 2/5/09	13,307,000	13,107,395
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	847,014	842,779
6.978% 10/1/12	4,597,725	4,528,759
7.024% 4/15/11	23,155,000	22,865,563
7.858% 4/1/13	44,460,000	43,626,375
Continental Airlines, Inc. pass-thru trust certificates:
6.648% 3/15/19	26,959,104	25,880,740
6.795% 2/2/20	899,321	750,933
6.82% 5/1/18	1,812,226	1,712,554
6.9% 7/2/19	7,452,294	6,949,264
7.056% 3/15/11	14,391,000	14,211,113
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	3,312,517	3,001,992
7.57% 11/18/10	13,475,000	13,070,750
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	18,613,707	17,683,022
8.36% 7/20/20	12,639,906	12,671,506
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 7/2/22	$ 4,839,761	$ 4,162,194
6.071% 9/1/14	5,139,456	5,158,729
6.201% 3/1/10	3,276,984	3,211,444
6.602% 9/1/13	9,261,576	9,168,960
		202,604,072
Building Products - 0.1%
Masco Corp. 3.2013% 3/12/10 (d)	8,910,000	8,294,292
Commercial Services & Supplies - 0.0%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	2,580,000	2,434,604
Industrial Conglomerates - 1.7%
Covidien International Finance SA:
5.15% 10/15/10 (b)	20,685,000	20,885,148
5.45% 10/15/12 (b)	5,060,000	5,059,049
6% 10/15/17 (b)	23,970,000	24,298,533
General Electric Co. 5.25% 12/6/17	17,265,000	16,885,343
Hutchison Whampoa International (03/13) Ltd. 6.5% 2/13/13 (b)	21,875,000	22,736,372
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (b)	23,540,000	23,914,239
Koninklijke Philips Electronics NV 4.625% 3/11/13	23,940,000	23,588,417
		137,367,101
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (b)	5,000,000	4,863,735
Road & Rail - 0.0%
Canadian National Railway Co. 5.85% 11/15/17	2,830,000	2,850,914
TOTAL INDUSTRIALS		387,149,950
INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Instruments - 0.9%
Tyco Electronics Group SA:
6% 10/1/12	31,725,000	32,139,202
6.55% 10/1/17	43,450,000	44,058,604
		76,197,806
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.3%
Xerox Corp.:
5.5% 5/15/12	$ 13,106,000	$ 13,012,659
9.75% 1/15/09	9,500,000	9,829,574
		22,842,233
Semiconductors & Semiconductor Equipment - 0.4%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	16,350,000	15,947,528
National Semiconductor Corp. 6.15% 6/15/12	12,140,000	12,092,739
		28,040,267
TOTAL INFORMATION TECHNOLOGY		127,080,306
MATERIALS - 2.3%
Chemicals - 0.1%
Dow Chemical Co. 5.7% 5/15/18	4,565,000	4,489,961
E.I. du Pont de Nemours & Co. 5% 1/15/13	3,860,000	3,883,353
		8,373,314
Construction Materials - 0.2%
CRH America, Inc. 6% 9/30/16	15,000,000	13,974,615
Containers & Packaging - 0.4%
Pactiv Corp.:
5.875% 7/15/12	14,020,000	13,905,653
6.4% 1/15/18	14,310,000	13,961,938
Sealed Air Corp. 6.95% 5/15/09 (b)	5,315,000	5,421,300
		33,288,891
Metals & Mining - 1.0%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	16,165,000	16,126,834
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	16,380,000	17,374,692
Nucor Corp. 5% 6/1/13	13,360,000	13,330,488
United States Steel Corp. 5.65% 6/1/13	12,140,000	11,785,937
Vale Overseas Ltd. 6.25% 1/23/17	19,000,000	19,140,486
		77,758,437
Paper & Forest Products - 0.6%
International Paper Co.:
4.25% 1/15/09	23,315,000	23,247,340
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Paper & Forest Products - continued
International Paper Co.: - continued
5.85% 10/30/12	$ 1,216,000	$ 1,165,885
7.4% 6/15/14	22,260,000	22,304,743
		46,717,968
TOTAL MATERIALS		180,113,225
TELECOMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 5.6%
Ameritech Capital Funding Corp. 6.25% 5/18/09	10,640,000	10,803,505
AT&T Broadband Corp. 8.375% 3/15/13	21,152,000	23,327,124
British Telecommunications PLC 8.625% 12/15/10	22,235,000	24,095,136
Deutsche Telekom International Finance BV 5.25% 7/22/13	20,035,000	19,678,117
KT Corp. 5.875% 6/24/14 (b)	8,420,000	8,440,023
SBC Communications, Inc.:
5.1% 9/15/14	17,750,000	17,610,467
5.875% 2/1/12	22,365,000	23,045,545
5.875% 8/15/12	8,000,000	8,260,480
Sprint Capital Corp. 7.625% 1/30/11	13,750,000	13,303,125
Telecom Italia Capital SA:
4% 1/15/10	30,045,000	29,601,596
4.95% 9/30/14	36,251,000	33,377,637
5.25% 10/1/15	21,407,000	19,751,040
6.999% 6/4/18	24,670,000	24,745,564
Telefonica Emisiones SAU:
3.1144% 2/4/13 (d)	32,370,000	30,566,667
6.421% 6/20/16	9,505,000	9,789,409
Telefonos de Mexico SA de CV 4.75% 1/27/10	53,455,000	53,719,282
Verizon Communications, Inc.:
5.25% 4/15/13	33,100,000	33,375,955
6.1% 4/15/18	10,675,000	10,882,373
Verizon Global Funding Corp. 7.25% 12/1/10	22,430,000	23,999,494
Verizon New England, Inc. 6.5% 9/15/11	7,290,000	7,526,721
Verizon New York, Inc. 6.875% 4/1/12	23,384,000	24,556,801
		450,456,061
Wireless Telecommunication Services - 1.5%
America Movil SAB de CV:
4.125% 3/1/09	9,945,000	9,946,283
5.625% 11/15/17	34,007,000	33,127,171
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp. 6% 12/1/16	$ 13,484,000	$ 11,124,300
Vodafone Group PLC:
5% 12/16/13	26,375,000	25,748,910
5.5% 6/15/11	26,770,000	26,989,728
7.75% 2/15/10	15,120,000	15,834,586
		122,770,978
TOTAL TELECOMMUNICATION SERVICES		573,227,039
UTILITIES - 9.2%
Electric Utilities - 4.8%
Alabama Power Co. 4.85% 12/15/12	23,280,000	23,370,699
AmerenUE 6.4% 6/15/17	24,445,000	24,699,472
Cleveland Electric Illuminating Co. 5.65% 12/15/13	37,155,000	36,716,014
Commonwealth Edison Co. 5.4% 12/15/11	14,258,000	14,306,263
EDP Finance BV:
5.375% 11/2/12 (b)	20,413,000	20,524,843
6% 2/2/18 (b)	35,000,000	35,029,610
Enel Finance International SA:
5.7% 1/15/13 (b)	5,125,000	5,206,974
6.25% 9/15/17 (b)	25,000,000	25,531,525
Exelon Corp.:
4.9% 6/15/15	26,185,000	24,272,395
6.75% 5/1/11	5,441,000	5,608,926
FirstEnergy Corp. 6.45% 11/15/11	16,146,000	16,645,057
Illinois Power Co. 6.125% 11/15/17	3,405,000	3,281,610
Oncor Electric Delivery Co. 6.375% 5/1/12	5,720,000	5,772,973
Pennsylvania Electric Co. 6.05% 9/1/17	6,255,000	6,062,240
Pepco Holdings, Inc.:
4% 5/15/10	18,255,000	17,933,073
6.125% 6/1/17	9,817,000	9,571,153
6.45% 8/15/12	30,525,000	31,476,953
PPL Capital Funding, Inc. 6.7% 3/30/67 (d)	46,775,000	40,191,653
Progress Energy, Inc. 7.1% 3/1/11	27,698,000	29,202,195
West Penn Power Co. 5.95% 12/15/17 (b)	7,500,000	7,501,433
		382,905,061
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.4%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	$ 3,615,000	$ 3,471,376
Texas Eastern Transmission Corp. 7.3% 12/1/10	25,370,000	27,136,843
		30,608,219
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc. 7% 4/1/12	22,367,000	23,348,934
Duke Capital LLC 5.668% 8/15/14	16,820,000	16,453,997
Exelon Generation Co. LLC 5.35% 1/15/14	12,500,000	12,032,100
PSEG Power LLC 3.75% 4/1/09	7,555,000	7,541,930
		59,376,961
Multi-Utilities - 3.3%
CenterPoint Energy, Inc. 5.95% 2/1/17	14,630,000	13,919,114
Dominion Resources, Inc.:
4.75% 12/15/10	32,170,000	32,467,058
6.3% 9/30/66 (d)	32,660,000	30,036,390
7.5% 6/30/66 (d)	40,900,000	38,098,105
DTE Energy Co. 7.05% 6/1/11	8,050,000	8,389,171
KeySpan Corp. 7.625% 11/15/10	4,045,000	4,328,874
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	23,900,000	24,606,030
National Grid PLC 6.3% 8/1/16	12,085,000	12,162,513
NiSource Finance Corp.:
5.4% 7/15/14	11,024,000	10,236,214
5.45% 9/15/20	1,620,000	1,408,007
6.4% 3/15/18	12,660,000	12,189,175
7.875% 11/15/10	8,360,000	8,691,298
NSTAR 8% 2/15/10	3,815,000	4,055,536
Sempra Energy 7.95% 3/1/10	14,454,000	15,288,805
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	50,505,000	43,918,138
WPS Resources Corp. 6.11% 12/1/66 (d)	9,365,000	7,956,214
		267,750,642
TOTAL UTILITIES		740,640,883
TOTAL NONCONVERTIBLE BONDS (Cost $7,743,296,372)		7,588,299,357
U.S. Treasury Obligations - 2.3%
	Principal Amount	Value
U.S. Treasury Notes:
2.5% 3/31/13	$ 52,800,000	$ 50,696,237
4.75% 8/15/17 (c)	126,109,000	132,710,029
TOTAL U.S. TREASURY OBLIGATIONS (Cost $185,678,627)		183,406,266
Foreign Government and Government Agency Obligations - 0.5%

Chilean Republic 7.125% 1/11/12	24,915,000	27,095,063
Israeli State 4.625% 6/15/13	5,650,000	5,689,833
United Mexican States 4.625% 10/8/08	5,540,000	5,564,930
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $36,449,263)		38,349,826
Supranational Obligations - 0.1%

Corporacion Andina de Fomento:
5.2% 5/21/13	3,560,000	3,513,613
6.875% 3/15/12	5,970,000	6,287,049
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $9,449,281)		9,800,662
Preferred Securities - 0.7%

FINANCIALS - 0.7%
Diversified Financial Services - 0.7%
ING Groep NV 5.775% (a)(d)	8,610,000	7,586,880
MUFG Capital Finance 1 Ltd. 6.346% (d)	51,670,000	47,070,195
TOTAL PREFERRED SECURITIES (Cost $60,125,037)		54,657,075
Cash Equivalents - 1.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 2.33%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) # (Cost $93,077,000)	$ 93,095,070	$ 93,077,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $8,128,075,580)		7,967,590,186
NET OTHER ASSETS - 0.8%		63,089,744
NET ASSETS - 100%		$ 8,030,679,930
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive from Bank of America upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	$ 8,890,000	58,905
Receive from Bank of America upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .68%	Sept. 2012	21,100,000	1,109,634
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by 1.3%	June 2013	18,400,000	(450,734)
Receive from Barclays Bank upon credit event of Ryder Systems, Inc., par value of the notional amount of Ryder Systems, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	18,500,000	(89,344)
Receive from Citibank upon a credit event of Wachovia Corp., par value of the notional amount of Wachovia Corp. 3.625% 2/17/09, and pay quarterly notional amount multiplied by 1.08%	June 2013	23,100,000	360,651
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Citibank upon credit event of Capital One Financial Corp., par value of the notional amount of Capital One Financial Corp. 6.25% 11/1/13, and pay quarterly notional amount multiplied by 2.35%

	June 2013	$ 5,200,000	$ 28,206
Receive from Citibank upon credit event of Capital One Financial Corp., par value of the notional amount of Capital One Financial Corp. 6.25% 11/15/13, and pay quarterly notional amount multiplied by 2.15%	June 2013	3,400,000	44,787
Receive from Citibank upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .50%	March 2013	18,400,000	(123,549)
Receive from Citibank upon credit event of Noble Drilling Corp., par value of the notional amount of Noble Drilling Corp. 5.875% 6/1/13, and pay quarterly notional amount multiplied by .42%	Dec. 2012	9,000,000	24,555
Receive from Citibank upon credit event of Sara Lee Corp., par value of the notional amount of Sara Lee Corp. 6.125% 11/1/32, and pay quarterly notional amount multiplied by .56%	March 2013	18,400,000	(26,676)
Receive from Credit Suisse First Boston upon credit event of Boeing Co., par value of the notional amount of Boeing Co. 8.75% 8/15/21, and pay quarterly notional amount multiplied by .77%	June 2013	25,000,000	(173,670)
Receive from Credit Suisse First Boston upon credit event of Capital One Financial Corp., par value of the notional amount of Capital One Financial Corp. 6.25% 11/15/13, and pay quarterly notional amount multiplied by 2.3%	June 2013	3,400,000	23,730
Receive from Deutsche Bank upon credit event of Boston Scientific Corp., par value of the notional amount of Boston Scientific Corp. 5.45% 6/15/14, and pay quarterly notional amount multiplied by .49%	March 2011	10,609,000	355,322
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Deutsche Bank upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	$ 11,135,000	$ 68,535
Receive from Deutsche Bank upon credit event of Genworth Financial, Inc., par value of the notional amount of Genworth Financial, Inc. 5.75% 6/15/14, and pay quarterly notional amount multiplied by 2.75%	March 2013	15,000,000	(963,495)
Receive from Deutsche Bank upon credit event of Southwest Airlines Co., par value of the notional amount of Southwest Airlines Co. 5.25% 10/1/14, and pay quarterly notional amount multiplied by 1.35%	June 2013	23,100,000	177,209
Receive from Deutsche Bank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.19%	Sept. 2012	5,800,000	422,185
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.3% 2/15/14, and pay quarterly notional amount multiplied by 1.08%	March 2013	20,000,000	(163,918)
Receive from Goldman Sachs upon credit event of CVS Caremark Corp., par value of the notional amount of CVS Caremark Corp. 4.875% 9/15/14, and pay quarterly notional amount multiplied by ..57%	March 2013	18,400,000	(5,494)
Receive from Goldman Sachs upon credit event of Johnson & Johnson, par value of the notional amount of Johnson & Johnson 3.8% 5/15/13, and pay quarterly notional amount multiplied by .33%	March 2013	17,500,000	(136,372)
Receive from Goldman Sachs upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12, and pay quarterly notional amount multiplied by 1.55%	June 2013	18,500,000	483,899
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	$ 3,700,000	$ (93,149)
Receive from JPMorgan Chase, Inc. upon credit event of New York Times Co., par value of the notional amount of New York Times Co. 4.61% 9/26/12, and pay quarterly notional amount multiplied by ..63%	Sept. 2012	21,100,000	1,107,613
Receive from Lehman Brothers, Inc. upon credit event of CVS Caremark Corp., par value of the notional amount of CVS Caremark Corp. 4.875% 9/15/14, and pay quarterly notional amount multiplied by .62%	March 2013	18,000,000	(46,246)
Receive from Lehman Brothers, Inc. upon credit event of New York Times Co., par value of the notional amount of New York Times Co. 4.61% 9/26/12, and pay quarterly notional amount multiplied by 2.22%	March 2013	18,300,000	(132,620)
Receive from Lehman Brothers, Inc. upon credit event of Capital One Financial Corp., par value of the notional amount of Capital One Financial Corp. 6.25% 11/15/13, and pay quarterly notional amount multiplied by 2.27%	June 2013	3,400,000	28,074
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%	March 2013	3,700,000	(86,428)
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	1,545,000	(43,166)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%

	Sept. 2013	$ 1,035,000	$ (51,010)
Receive from UBS upon credit event of Union Pacific Corp., par value of the notional amount of Union Pacific Corp. 6.625% 2/1/2029 and pay quarterly notional amount multiplied by .35%.	Dec. 2012	25,000,000	133,240
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	29,000,000	(12,084)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	9,800,000	11,202
Receive quarterly notional amount multiplied by .9% and pay UBS upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Sept. 2008	14,100,000	(63,213)
Receive quarterly notional amount multiplied by .95% and pay Citibank upon credit event of Rogers Cable, Inc., par value of the notional amount of Rogers Cable, Inc. 5.5% 3/15/14	Sept. 2012	21,100,000	(251,229)
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	11,391,000	26,885
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	20,385,000	48,113
TOTAL CREDIT DEFAULT SWAPS		514,390,000	1,600,348
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.6075% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	March 2013	$ 110,000,000	$ (2,558,611)
Receive semi-annually a fixed rate equal to 3.8475% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	May 2013	150,000,000	(2,296,545)
Receive semi-annually a fixed rate equal to 3.87865% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	May 2013	55,000,000	(756,223)
Receive semi-annually a fixed rate equal to 4.80% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	20,000,000	617,290
Receive semi-annually a fixed rate equal to 5.001% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	April 2009	50,000,000	1,033,060
Receive semi-annually a fixed rate equal to 5.257% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	20,000,000	1,166,366
Receive semi-annually a fixed rate equal to 5.337% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	June 2009	120,000,000	5,001,048
Receive semi-annually a fixed-rate equal to 4.802% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2012	75,000,000	2,173,020
TOTAL INTEREST RATE SWAPS		600,000,000	4,379,405
		$ 1,114,390,000	$ 5,979,753
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,295,397,987 or 16.1% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,577,970.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$93,077,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 13,329,174
Banc of America Securities LLC	11,983,709
Bank of America, NA	33,064,618
Barclays Capital, Inc.	3,269,153
Greenwich Capital Markets, Inc.	2,066,539
ING Financial Markets LLC	7,499,828
J.P. Morgan Securities, Inc.	4,133,077
Societe Generale, New York Branch	17,110,940
WestLB AG	619,962
$ 93,077,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 3,050,868
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 199,144,047	$ -	$ 190,280,338	$ -	0.0%
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $8,111,721,567. Net unrealized depreciation aggregated $144,131,381, of which $65,585,531 related to appreciated investment securities and $209,716,912 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Mortgage Backed
Securities Central Fund

May 31, 2008

1.850080.101

MBSCEN-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 104.0%
	Principal Amount	Value
Fannie Mae - 70.4%
3.603% 9/1/33 (e)	$ 3,167,164	$ 3,199,519
3.697% 10/1/33 (e)	34,902	35,202
3.707% 6/1/33 (e)	8,989,239	9,068,048
3.742% 10/1/33 (e)	2,259,273	2,259,006
3.75% 1/1/34 (e)	32,850	33,174
3.777% 7/1/33 (e)	973,459	992,777
3.789% 6/1/33 (e)	10,060,793	10,003,255
3.832% 5/1/34 (e)	6,904,151	6,942,952
3.84% 10/1/33 (e)	3,669,465	3,710,086
3.844% 5/1/34 (e)	28,916,423	29,131,619
3.874% 9/1/33 (e)	9,041,578	9,186,306
3.886% 6/1/33 (e)	1,153,077	1,156,876
3.897% 8/1/33 (e)	783,975	782,206
3.915% 5/1/34 (e)	3,954,741	3,981,059
3.941% 6/1/33 (e)	3,299,622	3,282,758
3.944% 8/1/33 (e)	4,071,023	4,115,441
3.978% 10/1/18 (e)	1,426,507	1,440,974
3.988% 11/1/33 (e)	13,466,267	13,663,238
3.992% 4/1/34 (e)	9,586,312	9,654,729
4.011% 5/1/33 (e)	615,394	617,713
4.013% 4/1/33 (e)	77,817	78,221
4.014% 6/1/34 (e)	18,076,848	17,977,154
4.024% 3/1/34 (e)	19,331,153	19,500,397
4.108% 4/1/34 (e)	11,970,418	11,950,236
4.115% 5/1/34 (e)	9,776,950	9,848,400
4.14% 2/1/34 (e)	4,243,766	4,285,444
4.149% 1/1/34 (e)	4,158,114	4,199,791
4.163% 8/1/34 (e)	4,409,840	4,434,549
4.164% 12/1/33 (e)	8,091,270	8,194,790
4.166% 1/1/35 (e)	5,120,979	5,135,102
4.172% 10/1/33 (e)	9,829,316	9,949,568
4.188% 11/1/33 (e)	3,825,410	3,863,102
4.192% 1/1/34 (e)	3,643,599	3,676,140
4.208% 11/1/34 (e)	34,370,242	34,406,228
4.233% 1/1/34 (e)	2,572,225	2,596,465
4.25% 2/1/35 (e)	2,637,336	2,647,550
4.259% 10/1/33 (e)	406,047	409,839
4.275% 1/1/34 (e)	3,605,364	3,642,982
4.283% 12/1/33 (e)	724,674	733,007
4.29% 3/1/33 (e)	281,282	282,391
4.301% 3/1/33 (e)	1,258,161	1,263,644
4.31% 5/1/35 (e)	1,825,794	1,833,732
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.322% 11/1/34 (e)	$ 1,827,694	$ 1,835,283
4.333% 1/1/35 (e)	2,877,031	2,889,776
4.334% 8/1/33 (e)	4,194,984	4,187,500
4.366% 2/1/34 (e)	4,790,212	4,839,345
4.388% 2/1/35 (e)	4,648,477	4,672,877
4.407% 10/1/34 (e)	4,943,784	4,965,863
4.416% 1/1/34 (e)	4,891,162	4,874,556
4.423% 8/1/34 (e)	6,914,536	6,981,109
4.429% 3/1/35 (e)	4,035,292	4,057,591
4.465% 12/1/34 (e)	173,806	174,639
4.481% 3/1/35 (e)	5,376,523	5,411,680
4.485% 3/1/33 (e)	6,596,545	6,638,723
4.494% 1/1/35 (e)	2,628,929	2,622,585
4.499% 2/1/35 (e)	37,679,061	38,009,092
4.499% 3/1/35 (e)	4,043,321	4,081,963
4.5% 12/1/17 to 9/1/35 (b)	547,117,830	521,823,032
4.502% 3/1/35 (e)	5,092,740	5,127,300
4.529% 7/1/35 (e)	8,221,829	8,292,866
4.532% 7/1/34 (e)	7,500,903	7,582,820
4.536% 5/1/35 (e)	6,401,531	6,409,943
4.558% 11/1/34 (e)	4,410,487	4,433,885
4.573% 7/1/35 (e)	7,894,780	7,875,525
4.577% 6/1/35 (e)	2,828,678	2,857,754
4.584% 9/1/34 (e)	2,130,491	2,143,244
4.595% 1/1/35 (e)	5,648,358	5,686,445
4.601% 2/1/35 (e)	4,194,696	4,225,187
4.622% 4/1/33 (e)	3,039,541	3,049,003
4.632% 4/1/33 (e)	314,908	316,796
4.637% 1/1/35 (e)	5,752,799	5,793,903
4.638% 4/1/35 (e)	874,273	879,883
4.664% 10/1/34 (e)	58,886	59,668
4.664% 11/1/34 (e)	5,179,792	5,213,145
4.673% 8/1/35 (e)	4,946,878	5,001,615
4.684% 6/1/35 (e)	3,357,092	3,385,365
4.685% 11/1/34 (e)	6,121,444	6,163,951
4.695% 2/1/36 (e)	13,381,463	13,468,282
4.697% 12/1/34 (e)	3,439,160	3,462,949
4.708% 7/1/34 (e)	6,946,451	7,028,767
4.73% 12/1/35 (e)	18,732,322	18,873,901
4.732% 9/1/36 (e)	8,542,773	8,601,505
4.769% 6/1/33 (e)	315,895	317,940
4.771% 12/1/34 (e)	2,366,695	2,383,664
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.776% 12/1/35 (e)	$ 3,587,224	$ 3,627,200
4.794% 7/1/34 (e)	7,965,085	8,049,244
4.797% 11/1/34 (e)	4,791,262	4,827,154
4.82% 9/1/34 (e)	4,282,702	4,331,401
4.836% 10/1/34 (e)	9,378,059	9,499,514
4.837% 1/1/35 (e)	3,300,455	3,337,915
4.838% 9/1/34 (e)	4,644,252	4,699,672
4.852% 10/1/34 (e)	31,487,090	31,734,012
4.863% 12/1/35 (a)(e)	21,357,960	21,532,091
4.903% 3/1/33 (e)	2,868,909	2,893,432
4.918% 8/1/34 (a)(e)	6,484,242	6,563,278
4.925% 3/1/35 (e)	17,911,612	18,089,009
4.925% 5/1/35 (e)	5,807,181	5,849,619
4.943% 8/1/34 (e)	1,680,712	1,703,869
5% 6/1/09 to 8/1/37 (a)	1,099,515,460	1,073,165,485
5% 6/1/23 (a)	29,000,000	28,828,274
5.015% 1/1/35 (e)	18,634,364	18,669,899
5.025% 7/1/34 (e)	487,851	493,749
5.054% 9/1/34 (e)	20,895,738	21,150,959
5.055% 8/1/34 (e)	674,904	675,583
5.058% 1/1/37 (e)	5,736,475	5,811,628
5.065% 5/1/35 (e)	1,688,116	1,702,924
5.068% 5/1/35 (e)	13,053,304	13,126,259
5.069% 10/1/36 (e)	20,150,302	20,239,527
5.082% 7/1/34 (e)	1,733,282	1,754,757
5.088% 9/1/34 (e)	1,004,903	1,017,478
5.095% 6/1/35 (e)	12,631,249	12,801,303
5.105% 3/1/34 (e)	21,160,475	21,357,987
5.131% 5/1/35 (e)	2,142,349	2,168,837
5.135% 3/1/35 (e)	466,992	472,407
5.148% 5/1/35 (e)	11,501,326	11,647,220
5.163% 8/1/33 (e)	1,195,192	1,198,229
5.165% 3/1/35 (e)	20,562,354	20,612,403
5.167% 3/1/36 (e)	13,220,304	13,422,271
5.171% 9/1/35 (e)	2,247,864	2,278,871
5.191% 10/1/35 (e)	21,449,791	21,776,836
5.197% 5/1/35 (e)	19,070,155	19,324,246
5.22% 9/1/35 (e)	855,976	869,583
5.24% 6/1/35 (e)	9,249,098	9,336,234
5.256% 12/1/36 (e)	2,559,914	2,594,565
5.275% 3/1/35 (e)	1,652,910	1,668,316
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.302% 7/1/35 (e)	$ 391,563	$ 395,303
5.303% 12/1/34 (e)	1,329,930	1,343,172
5.305% 3/1/36 (e)	35,543,822	36,147,925
5.332% 6/1/36 (e)	7,918,556	8,057,630
5.336% 7/1/35 (e)	2,055,379	2,085,654
5.35% 1/1/36 (e)	10,976,346	11,132,759
5.351% 1/1/32 (e)	793,511	796,747
5.36% 2/1/37 (e)	2,742,392	2,785,722
5.365% 3/1/37 (e)	14,719,972	14,982,459
5.42% 4/1/36 (e)	5,779,200	5,869,107
5.437% 11/1/36 (e)	10,303,724	10,459,764
5.443% 3/1/35 (e)	8,519,650	8,553,882
5.445% 8/1/36 (e)	6,954,855	7,092,582
5.473% 6/1/47 (e)	2,078,421	2,109,495
5.5% 10/1/10 to 1/1/38 (b)	1,198,614,604	1,200,780,939
5.5% 6/1/38 (a)(b)	169,000,000	167,740,916
5.5% 6/1/38 (a)	155,000,000	153,845,219
5.5% 6/12/38 (a)	50,000,000	49,627,490
5.513% 2/1/37 (e)	26,227,960	26,613,826
5.566% 9/1/36 (e)	12,390,285	12,645,525
5.585% 3/1/35 (e)	239,994	242,249
5.611% 4/1/37 (e)	11,551,008	11,744,880
5.634% 4/1/36 (e)	9,953,857	10,153,133
5.648% 9/1/35 (e)	4,055,215	4,127,061
5.665% 6/1/36 (e)	7,457,001	7,603,337
5.673% 4/1/36 (e)	4,461,186	4,516,563
5.692% 1/1/36 (e)	34,484,858	35,162,107
5.699% 3/1/36 (e)	9,814,418	10,009,254
5.769% 4/1/36 (e)	12,224,060	12,480,533
5.788% 2/1/36 (e)	8,266,053	8,437,541
5.797% 4/1/36 (e)	10,201,510	10,426,239
5.802% 1/1/36 (e)	8,281,407	8,442,878
5.824% 7/1/36 (e)	3,347,793	3,408,358
5.849% 12/1/35 (e)	11,055,922	11,184,336
5.869% 3/1/36 (e)	6,414,883	6,553,541
5.876% 7/1/37 (e)	3,383,102	3,417,184
5.877% 9/1/36 (e)	4,971,433	5,070,026
5.906% 5/1/36 (e)	8,624,254	8,808,779
5.924% 5/1/36 (e)	5,451,764	5,579,161
5.95% 5/1/36 (e)	2,957,892	3,027,959
5.978% 2/1/35 (e)	589,166	598,310
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6% 7/1/08 to 12/1/37 (a)(b)	$ 727,183,567	$ 743,190,697
6% 6/1/38 (a)(b)	263,000,000	266,744,068
6% 6/1/38 (a)	72,000,000	73,024,992
6.009% 4/1/36 (e)	52,226,026	53,389,309
6.028% 9/1/36 (a)(e)	33,347,216	34,165,356
6.05% 3/1/33 (e)	441,638	446,892
6.061% 4/1/36 (e)	24,681,173	25,260,663
6.095% 3/1/37 (e)	5,234,001	5,371,755
6.164% 4/1/36 (e)	5,212,461	5,338,237
6.198% 5/1/37 (e)	390,758	401,335
6.201% 3/1/36 (e)	29,699,528	30,432,155
6.226% 3/1/37 (e)	1,678,465	1,722,570
6.235% 5/1/36 (e)	14,633,569	15,016,997
6.236% 2/1/35 (e)	1,544,407	1,557,287
6.239% 6/1/36 (e)	792,061	808,659
6.244% 8/1/46 (e)	1,311,118	1,341,435
6.27% 6/1/36 (e)	14,080,112	14,445,167
6.277% 2/1/33 (e)	37,583	37,668
6.3% 10/1/36 (e)	23,383,817	24,003,628
6.304% 2/1/35 (e)	617,633	618,954
6.335% 5/1/36 (e)	5,686,833	5,840,713
6.356% 9/1/36 (e)	2,638,375	2,713,363
6.375% 1/1/35 (e)	40,041	40,083
6.398% 7/1/36 (e)	18,874,226	19,396,910
6.425% 4/1/37 (e)	4,887,345	5,015,472
6.5% 7/1/08 to 9/1/47 (a)	795,324,634	823,205,575
6.549% 9/1/36 (e)	27,367,381	28,180,384
6.824% 9/1/37 (e)	4,407,240	4,547,721
6.853% 9/1/37 (e)	9,782,139	10,093,945
6.918% 9/1/37 (e)	3,889,702	4,013,687
7% 5/1/13 to 9/1/47	63,831,278	67,205,373
7% 6/1/38 (a)	10,500,000	11,034,857
7.248% 9/1/37 (e)	5,155,980	5,320,327
7.5% 12/1/09 to 2/1/32	13,036,844	13,764,004
8% 9/1/17 to 3/1/37	800,569	846,172
8.5% 12/1/16 to 8/1/23	125,218	133,591
9.5% 12/1/09 to 2/1/25	367,742	403,941
10% 8/1/17	1,411	1,578
10.75% 5/1/14	14,808	16,334
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
11.25% 5/1/14	$ 1,558	$ 1,724
12.5% 1/1/15	3,723	4,201
		6,668,927,154
Freddie Mac - 23.7%
3.762% 10/1/33 (e)	8,484,725	8,574,061
3.916% 6/1/34 (e)	14,375,359	14,444,907
4% 11/1/14 to 2/1/21	21,768,418	20,638,754
4.084% 5/1/33 (e)	11,270,097	11,376,374
4.177% 1/1/35 (e)	13,615,028	13,753,861
4.228% 3/1/34 (e)	7,503,402	7,543,222
4.298% 12/1/34 (e)	3,454,356	3,460,498
4.332% 3/1/35 (e)	3,394,553	3,403,015
4.367% 2/1/35 (e)	4,284,451	4,295,261
4.379% 9/1/36 (e)	40,444,190	40,908,934
4.394% 6/1/35 (e)	3,881,566	3,918,197
4.414% 2/1/34 (e)	2,658,673	2,646,252
4.414% 3/1/35 (e)	3,809,010	3,820,810
4.428% 6/1/33 (e)	12,633,745	12,591,662
4.43% 3/1/35 (e)	3,634,382	3,646,223
4.462% 3/1/35 (e)	3,539,731	3,554,545
4.5% 9/1/18 to 8/1/20	69,321,051	67,945,467
4.681% 5/1/35 (e)	9,113,261	9,047,053
4.733% 6/1/33 (e)	3,947,919	3,924,461
4.765% 10/1/34 (e)	3,360,532	3,378,854
4.772% 9/1/35 (e)	45,333,684	45,602,105
4.785% 2/1/36 (e)	1,329,860	1,340,491
4.797% 3/1/35 (e)	2,856,310	2,871,531
4.816% 9/1/34 (e)	1,545,877	1,554,786
4.872% 10/1/35 (e)	5,587,235	5,674,753
4.962% 10/1/36 (e)	6,486,987	6,619,808
5% 5/1/18 to 1/1/37	199,317,291	193,005,969
5% 1/1/33 (e)	8,357,965	8,431,632
5.022% 4/1/35 (e)	538,156	543,469
5.023% 4/1/35 (e)	13,992,790	14,085,758
5.117% 4/1/35 (e)	10,835,743	10,910,120
5.204% 12/1/35 (e)	5,461,422	5,527,516
5.278% 3/1/36 (e)	4,450,176	4,492,275
5.287% 11/1/35 (e)	4,180,099	4,219,049
5.386% 3/1/35 (e)	2,403,767	2,419,442
5.406% 3/1/37 (e)	1,838,039	1,858,864
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.5% 9/1/09 to 7/1/35	$ 225,995,823	$ 227,690,585
5.5% 6/1/38 (a)	50,000,000	49,639,210
5.5% 6/1/38 (a)	30,000,000	29,783,526
5.5% 6/1/38 (a)	252,000,000	250,181,618
5.525% 1/1/36 (e)	10,271,543	10,422,258
5.526% 1/1/36 (e)	6,338,798	6,460,820
5.528% 4/1/37 (e)	2,396,700	2,429,321
5.573% 1/1/37 (e)	9,873,783	10,004,166
5.612% 3/1/35 (e)	20,364,903	20,495,320
5.633% 4/1/36 (e)	6,116,189	6,221,730
5.754% 5/1/37 (e)	23,720,526	24,104,111
5.756% 10/1/35 (e)	1,400,333	1,424,197
5.757% 1/1/36 (e)	1,842,946	1,871,239
5.776% 3/1/37 (e)	11,221,847	11,371,412
5.799% 11/1/36 (e)	18,596,683	18,963,094
5.799% 6/1/37 (e)	8,341,342	8,482,727
5.8% 4/1/37 (e)	10,920,796	11,095,540
5.829% 5/1/37 (e)	3,622,437	3,678,447
5.841% 5/1/37 (e)	1,936,985	1,964,668
5.943% 4/1/36 (e)	36,596,967	37,305,008
6% 2/1/17 to 5/1/38 (a)	219,268,692	223,984,365
6% 6/1/38 (a)(b)	373,000,000	378,688,847
6.016% 6/1/36 (e)	3,698,045	3,771,403
6.083% 1/1/35 (e)	67,728	68,426
6.133% 4/1/37 (e)	3,510,973	3,576,341
6.18% 6/1/36 (e)	4,875,750	4,992,398
6.196% 7/1/36 (e)	14,819,057	15,163,244
6.224% 5/1/36 (e)	3,117,665	3,188,183
6.257% 6/1/37 (e)	2,103,772	2,147,858
6.258% 3/1/36 (e)	12,028,181	12,287,641
6.282% 3/1/37 (e)	10,238,116	10,483,298
6.287% 12/1/36 (e)	6,827,010	6,988,509
6.353% 7/1/36 (e)	3,616,891	3,700,528
6.417% 6/1/37 (e)	853,451	875,970
6.422% 12/1/36 (e)	6,770,993	6,936,916
6.426% 10/1/36 (e)	27,610,830	28,324,680
6.451% 8/1/36 (e)	6,629,300	6,800,250
6.487% 9/1/36 (e)	18,466,162	18,949,273
6.497% 8/1/37 (e)	1,552,309	1,592,262
6.5% 4/1/11 to 8/1/47 (d)	104,030,046	107,897,401
6.5% 6/1/38 (a)	8,000,000	8,257,386
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6.502% 3/1/33 (e)	$ 287,812	$ 291,708
6.532% 7/1/36 (e)	31,173,428	31,987,709
6.598% 12/1/36 (e)	16,777,474	17,236,254
6.617% 7/1/36 (e)	12,224,837	12,571,472
6.638% 6/1/37 (e)	1,608,135	1,652,521
6.656% 8/1/37 (e)	6,180,759	6,364,390
6.676% 6/1/36 (e)	2,160,611	2,215,224
6.71% 8/1/36 (e)	5,074,321	5,220,598
7% 6/1/21 to 9/1/36	24,285,833	25,591,514
7.126% 2/1/37 (e)	1,174,948	1,212,399
7.5% 9/1/15 to 4/1/37	7,825,412	8,267,767
7.581% 4/1/37 (e)	905,649	934,516
7.7% 8/1/36 (e)	72,060	73,959
8% 7/1/16 to 1/1/37	1,858,238	1,968,931
8.5% 9/1/19 to 1/1/28	639,196	689,046
9% 10/1/16	9,137	9,740
9.5% 10/1/08 to 9/1/18	10,819	10,937
10.5% 5/1/09 to 9/1/13	2,836	2,904
11% 8/1/15 to 9/1/20	124,462	139,175
11.5% 10/1/15	5,647	6,361
12% 2/1/13 to 7/1/15	3,318	3,668
13.5% 12/1/14	27,602	31,695
		2,250,776,643
Government National Mortgage Association - 9.9%
5% 6/19/38 (a)	60,000,000	58,500,000
5.25% 7/20/34 (e)	2,041,690	2,052,070
5.5% 4/15/29 to 3/15/38	34,681,301	34,799,114
5.5% 6/1/38 (a)	20,000,000	19,959,376
5.5% 6/1/38 (a)	13,000,000	12,973,594
5.5% 6/1/38 (a)	40,000,000	39,918,752
5.5% 6/1/38 (a)	20,000,000	19,959,376
5.5% 6/1/38 (a)	9,000,000	8,997,636
5.5% 6/1/38 (a)	47,000,000	46,904,534
5.5% 6/1/38	24,000,000	23,993,695
5.5% 6/1/38 (a)	24,000,000	23,993,695
5.5% 6/1/38 (a)	27,000,000	26,945,158
5.5% 6/1/38 (a)	23,000,000	22,953,282
5.5% 6/1/38 (a)	67,000,000	66,982,399
5.5% 6/19/38 (a)	8,000,000	7,997,898
5.5% 6/19/38 (a)	7,000,000	6,985,782
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
5.5% 6/19/38 (a)	$ 13,000,000	$ 12,973,594
5.5% 6/19/38 (a)	15,000,000	14,996,060
5.5% 6/19/38 (a)	59,000,000	58,984,501
5.5% 7/1/38 (a)	9,000,000	8,968,105
5.5% 7/1/38 (a)	36,000,000	35,872,420
5.5% 7/1/38 (a)	6,500,000	6,476,965
5.5% 7/1/38 (a)	9,000,000	8,970,469
6% 9/15/08 to 12/15/35	49,135,210	50,323,603
6% 6/1/38 (a)	20,000,000	20,345,312
6% 6/1/38 (a)	150,000,000	152,589,840
6.5% 6/15/23 to 10/15/36	94,017,789	97,435,245
7% 6/15/22 to 3/15/33	28,210,696	29,891,962
7.5% 1/15/17 to 1/15/32	12,464,174	13,243,484
8% 8/15/16 to 3/15/32	3,712,220	3,963,188
8.5% 11/15/16 to 1/15/31	639,777	694,975
9% 3/15/10 to 1/15/23	79,795	86,826
9.5% 12/15/20 to 3/15/23	28,978	32,304
10.5% 5/20/16 to 1/20/18	114,221	129,911
11% 7/20/13 to 7/20/20	176,867	198,500
		940,093,625
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,879,921,261)		9,859,797,422
Asset-Backed Securities - 2.8%

ACE Securities Corp. Home Equity Loan Trust Series 2005-HE6 Class A2B, 2.5925% 10/25/35 (e)	503,726	501,286
Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 2.4425% 10/25/36 (e)	3,414,637	3,286,588
Bear Stearns Asset Backed Securities I Trust:
Series 2007-AQ1 Class A1, 2.5025% 11/25/36 (e)	5,533,256	4,898,663
Series 2007-HE3 Class 1A1, 2.5125% 4/25/37 (e)	4,178,123	3,905,241
BNC Mortgage Loan Trust Series 2006-1 Class A3, 2.5525% 10/25/36 (e)	3,000,000	2,076,093
Carrington Mortgage Loan Trust Series 2005-NC4 Class M1, 2.8725% 9/25/35 (e)	4,960,000	3,821,504
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 2.945% 8/26/36 (e)	732,842	705,819
Series 2006-NC2 Class A2A, 2.935% 9/25/36 (e)	1,218,525	1,171,117
Series 2006-WF2 Class A2B, 5.735% 5/25/36	4,397,485	4,347,327
Series 2007-AMC4 Class M1, 2.6625% 5/25/37 (e)	2,235,000	520,196
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 2.5125% 1/25/37 (e)	$ 395,573	$ 384,880
Series 2007-BC2 Class 2A1, 2.4825% 6/25/37 (e)	4,070,523	3,954,131
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 2.4525% 10/25/36 (e)	2,664,317	2,476,150
First Franklin Mortgage Loan Trust:
Series 2005-FF10 Class A4, 2.7125% 11/25/35 (e)	18,066,000	16,273,510
Series 2005-FF9 Class A3, 2.6725% 10/25/35 (e)	59,280,000	55,749,876
Series 2006-FF5 Class 2A2, 2.5025% 4/25/36 (e)	3,165,000	2,995,375
Fremont Home Loan Trust Series 2006-3 Class 2A1, 2.4625% 2/25/37 (e)	257,048	251,827
Home Equity Asset Trust Series 2006-8 Class 2A1, 2.4425% 3/25/37 (e)	366,387	343,717
HSBC Home Equity Loan Trust Series 2007-2 Class A3V, 2.6988% 7/21/36 (e)	3,255,000	2,648,756
JPMorgan Mortgage Acquisition Trust Series 2006-WF1:
Class A1A, 5.6% 7/25/36	722,820	729,484
Class A1B, 2.4925% 7/25/36 (e)	2,415,974	2,393,324
Long Beach Mortgage Loan Trust:
Series 2006-1 Class 2A2, 2.5325% 2/25/36 (e)	1,471,335	1,441,909
Series 2006-10 Class 2A3, 2.5525% 11/25/36 (e)	6,000,000	3,136,878
Series 2006-2 Class 2A2, 2.5225% 3/25/36 (e)	8,254,962	8,065,354
Series 2006-4 Class 2A2, 2.4925% 5/25/36 (e)	2,960,000	2,798,126
Series 2006-8 Class 2A1, 2.4325% 9/25/36 (e)	2,695,733	2,587,483
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 2.6025% 5/25/47 (e)	4,190,000	3,527,357
MASTR Asset Backed Securities Trust:
Series 2006-HE1 Class A2, 2.5325% 1/25/36 (e)	3,685,807	3,628,791
Series 2006-WMC3 Class A2, 2.4425% 8/25/36 (e)	2,458,874	2,339,388
Series 2007-HE1 Class A3, 2.6025% 5/25/37 (e)	17,500,000	11,694,918
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 2.5625% 2/25/37 (e)	10,284,654	8,227,723
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 2.4625% 7/25/37 (e)	4,459,664	4,244,347
Morgan Stanley ABS Capital I Trust:
Series 2006-HE4 Class A1, 2.4325% 6/25/36 (e)	145,940	144,367
Series 2006-HE6 Class A2A, 2.4325% 9/25/36 (e)	8,473,232	8,064,136
Series 2006-NC1 Class A2, 2.5325% 12/25/35 (e)	93,798	93,593
Series 2007-HE2 Class A2A, 2.4325% 1/25/37 (e)	640,231	591,714
Series 2007-HE4 Class A2A, 2.5025% 2/25/37 (e)	593,446	545,971
Series 2007-NC3 Class A2A, 2.4525% 5/25/37 (e)	280,268	271,422
Morgan Stanley Capital I Trust Series 2006-HE1 Class M2, 2.7825% 1/25/36 (e)	3,909,000	1,210,691
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 2.4925% 4/25/37 (e)	$ 6,362,078	$ 5,968,425
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 2.4425% 11/25/36 (e)	1,159,683	1,122,537
National Collegiate Student Loan Trust Series 2007-2 Class AIO, 6.7% 7/25/12 (f)	21,050,000	4,923,806
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (e)	1,463,007	1,445,178
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	1,378,624	1,333,389
NovaStar Mortgage Funding Trust:
Series 2006-5 Class A2A, 2.4625% 11/25/36 (e)	954,407	943,073
Series 2006-6 Class A2A, 2.4625% 1/25/37 (e)	1,567,126	1,433,607
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 2.4825% 5/25/37 (e)	1,730,699	1,634,971
Series 2007-6 Class 2A1, 2.4525% 7/25/37 (e)	1,989,411	1,861,343
Ownit Mortgage Loan Trust:
Series 2006-2 Class A2A, 2.4725% 1/25/37 (e)	801,980	789,073
Series 2006-6 Class A2A, 2.4525% 9/25/37 (e)	8,528,781	8,151,647
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 2.4625% 9/25/36 (e)	7,088,533	6,867,016
Popular ABS Mortgage Trust pass-thru certificates Series 2005-6 Class A1, 5.5% 1/25/36	95,292	94,934
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 2.4625% 2/25/37 (e)	3,534,649	3,432,476
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 2.4725% 8/25/36 (e)	3,258,718	3,157,391
Series 2006-WM4 Class A2A, 2.4725% 11/25/36 (e)	1,937,721	1,790,576
Series 2007-BR1 Class A2A, 2.5025% 2/25/37 (e)	4,084,297	3,752,448
Series 2007-NC1 Class A2A, 2.4425% 12/25/36 (e)	2,231,294	2,080,682
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	2,137,656	2,116,613
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 2.6425% 11/25/37 (e)	20,718,891	19,683,989
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 2.4825% 6/25/37 (e)	10,849,222	9,704,966
WaMu Asset-Backed Certificates Series 2007-HE2 Class 2A1, 2.5025% 4/25/37 (e)	1,883,613	1,721,151
Wells Fargo Home Equity Trust Series 2007-2 Class A1, 2.4825% 4/25/37 (e)	5,977,900	5,363,300
TOTAL ASSET-BACKED SECURITIES (Cost $289,785,659)		265,421,623
Collateralized Mortgage Obligations - 13.8%
	Principal Amount	Value
Private Sponsor - 6.1%
Banc of America Mortgage Securities, Inc.:
sequential payer Series 2004-E Class 2A3, 4.1122% 6/25/34 (e)	$ 6,505,668	$ 6,478,844
Series 2003-H Class 2A3, 4.2953% 9/25/33 (e)	4,900,065	4,780,525
Series 2003-I Class 2A6, 4.1396% 10/25/33 (e)	37,335,000	36,544,555
Series 2003-J Class 2A2, 4.4% 11/25/33 (e)	4,060,353	3,951,883
Series 2003-L Class 2A1, 3.976% 1/25/34 (e)	7,638,056	7,453,861
Series 2004-1 Class 2A2, 4.6835% 10/25/34 (e)	9,012,028	8,759,731
Series 2004-A:
Class 2A1, 3.5442% 2/25/34 (e)	2,585,456	2,491,047
Class 2A2, 4.0952% 2/25/34 (e)	10,666,549	10,496,861
Series 2004-B Class 2A2, 4.0853% 3/25/34 (e)	3,635,932	3,518,238
Series 2004-D Class 2A1, 3.6168% 5/25/34 (e)	1,300,075	1,266,755
Series 2004-F Class 2A6, 4.1452% 7/25/34 (e)	4,258,000	4,164,209
Series 2004-J:
Class 1A2, 6.3792% 11/25/34 (e)	3,604,127	3,464,241
Class 2A1, 4.76% 11/25/34 (e)	4,052,042	3,886,718
Series 2004-L Class 2A1, 4.3675% 1/25/35 (e)	4,685,476	4,561,172
Series 2005-D Class 2A7, 4.7829% 5/25/35 (e)	4,480,000	3,788,588
Series 2005-H:
Class 1A1, 4.9195% 9/25/35 (e)	1,333,286	1,266,074
Class 2A2, 4.8052% 9/25/35 (e)	8,100,074	7,528,086
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2003-6 Class 1A2, 3.9719% 8/25/33 (e)	11,703,517	11,044,609
Series 2004-10 Class 11A1, 6.0426% 1/25/35 (e)	5,244,828	4,525,172
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3547% 2/25/37 (e)	6,160,979	6,060,382
Class 5A1, 4.1696% 2/25/37 (e)	6,921,308	6,736,258
Series 2007-A2:
Class 2A1, 4.2369% 7/25/37 (e)	3,712,448	3,601,075
Class 3A1, 4.5607% 7/25/37 (e)	27,354,724	26,898,447
Citigroup Mortgage Loan Trust:
Series 2003-HYB3 Class 1A, 5.7202% 9/25/34 (e)	3,366,811	3,090,564
Series 2004-UST1:
Class A3, 4.3131% 8/25/34 (e)	14,893,321	14,363,182
Class A4, 4.4058% 8/25/34 (e)	11,364,655	11,118,042
Class A5, 4.6912% 8/25/34 (e)	37,578,264	36,416,118
Series 2006-AR7 Class 1A1, 6.9271% 11/25/36 (e)	1,005,927	747,002
Countrywide Home Loans, Inc. Series 2003-56 Class 6A1, 4.8437% 12/25/33 (e)	9,733,390	9,515,893
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6228% 11/25/34 (e)	$ 4,248,162	$ 4,128,385
First Horizon Mortgage pass-thru Trust Series 2004-AR5:
Class 1A1, 6.7441% 10/25/34 (e)	2,785,723	2,670,266
Class 2A1, 5.1107% 10/25/34 (e)	19,064,010	18,285,585
Granite Master Issuer PLC floater Series 2005-4 Class C2, 3.245% 12/20/54 (e)	6,005,000	5,480,764
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 6.251% 9/25/34 (e)	2,321,448	2,189,016
Series 2005-AR4 Class 3A5, 4.7636% 7/25/35 (e)	4,255,000	3,568,669
Series 2007-AR2 Class 2A1, 4.8359% 4/25/35 (e)	4,116,998	4,044,985
JPMorgan Mortgage Trust:
sequential payer:
Series 2006-A4 Class 1A3, 5.8171% 6/25/36 (e)	8,445,000	7,820,915
Series 2006-A5 Class 3A5, 5.9435% 8/25/36 (e)	12,322,000	11,178,383
Series 2004-A3 Class 4A1, 4.2951% 7/25/34 (e)	24,898,690	23,680,798
Series 2006-A2 Class 5A1, 3.7532% 11/25/33 (e)	27,744,822	27,275,934
Series 2006-A3 Class 6A1, 3.7653% 8/25/34 (e)	6,667,026	6,537,000
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 4.2308% 8/25/34 (e)	17,120,857	16,562,740
Series 2005-A2:
Class A2, 4.4888% 2/25/35 (e)	10,132,333	9,635,849
Class A7, 4.4888% 2/25/35 (e)	13,813,000	13,059,975
Series 2006-A6 Class A4, 4.1747% 10/25/33 (e)	18,113,671	17,869,136
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.8348% 10/25/35 (e)	7,132,669	7,027,685
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2918% 7/25/34 (e)	10,298,931	9,811,763
Securitized Asset Backed Receivables LLC Trust floater Series 2006-FR3 Class A1, 2.4425% 5/25/36 (e)	175,112	173,006
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.4459% 4/25/33 (e)	8,284,703	7,996,354
Series 2003-20 Class 1A1, 5.5% 7/25/33	5,100,083	4,935,927
WaMu Mortgage pass-thru certificates:
Series 2003-AR10 Class A7, 4.0541% 10/25/33 (e)	39,020,000	35,861,093
Series 2003-AR8 Class A, 4.03% 8/25/33 (e)	9,892,318	9,714,347
Series 2004-AR7 Class A6, 3.9414% 7/25/34 (e)	2,045,000	2,022,174
Series 2005-AR3 Class A2, 4.6372% 3/25/35 (e)	18,794,740	18,379,649
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.9885% 12/25/34 (e)	9,201,655	9,046,620
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2004-W:
Class A1, 4.5578% 11/25/34 (e)	$ 7,968,066	$ 7,729,128
Class A9, 4.5578% 11/25/34 (e)	16,510,000	14,844,311
Series 2005-AR10 Class 2A2, 4.1103% 6/25/35 (e)	6,775,738	6,520,317
Series 2005-AR12:
Class 2A5, 4.336% 7/25/35 (e)	4,840,000	4,354,064
Class 2A6, 4.336% 7/25/35 (e)	5,526,530	5,242,953
Series 2005-AR2 Class 1A2, 4.6413% 3/25/35 (e)	8,083,811	7,720,908
Series 2005-AR3 Class 2A1, 4.2062% 3/25/35 (e)	2,017,897	1,952,382
TOTAL PRIVATE SPONSOR		575,839,213
U.S. Government Agency - 7.7%
Fannie Mae:
floater Series 2002-94 Class FB, 2.7925% 1/25/18 (e)	4,562,342	4,532,869
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	2,484,638	2,563,996
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	4,589,641
Series 2006-45 Class OP, 0% 6/25/36 (g)	9,135,129	6,852,774
Series 1993-165 Class SH, 12.9936% 9/25/23 (e)	674,591	699,051
Series 1999-17 Class PG, 6% 4/25/29	25,003,689	25,380,389
Series 2003-22 6% 4/25/33 (f)	18,971,484	4,505,889
Series 2007-116 Class PB, 5.5% 8/25/35	18,482,144	18,407,737
Fannie Mae STRIP:
Series 339:
Class 29, 5.5% 7/1/18 (f)	10,103,677	1,591,329
Class 5, 5.5% 7/1/33 (f)	10,438,427	2,371,480
Series 343 Class 16, 5.5% 5/1/34 (f)	7,502,882	1,681,114
Series 348 Class 14, 6.5% 8/1/34 (f)	4,467,509	876,749
Series 351:
Class 12, 5.5% 4/1/34 (f)	3,368,451	783,165
Class 13, 6% 3/1/34 (f)	4,300,536	1,052,584
Series 359, Class 19 6% 7/1/35 (f)	4,321,179	1,001,973
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2002-18 Class FD, 3.1925% 2/25/32 (e)	1,195,393	1,204,359
Series 2002-39 Class FD, 3.4975% 3/18/32 (e)	1,316,580	1,336,740
Series 2002-60 Class FV, 3.3925% 4/25/32 (e)	3,110,808	3,139,806
Series 2002-63 Class FN, 3.3925% 10/25/32 (e)	3,081,909	3,131,027
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
floater:
Series 2002-7 Class FC, 3.1425% 1/25/32 (e)	$ 1,729,863	$ 1,742,567
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	17,388,763	17,644,914
Series 2001-52 Class YZ, 6.5% 10/25/31	930,759	956,082
Series 2001-63 Class TC, 6% 12/25/31	16,685,000	16,913,195
Series 2001-64 Class QH, 6% 11/25/31	32,809,913	33,140,053
Series 2001-72 Class NZ, 6% 12/25/31	4,795,525	4,868,981
Series 2002-52 Class PB, 6% 2/25/32	14,241,325	14,502,381
Series 2005-14 Class ME, 5% 10/25/33	6,813,000	6,557,198
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	21,917,605	22,299,278
Series 2001-31 Class ZC, 6.5% 7/25/31	9,457,330	9,798,206
Series 2002-79 Class Z, 5.5% 11/25/22	13,517,083	13,327,069
Series 2003-112 Class AN, 4% 11/25/18	16,358,000	15,391,205
Series 2003-80 Class CG, 6% 4/25/30	2,614,459	2,680,002
Series 2004-3 Class BA, 4% 7/25/17	956,088	947,577
Series 2004-70 Class GB, 4.5% 1/25/32	5,961,966	5,625,144
Series 2004-91 Class AH, 4.5% 5/25/29	657,510	645,578
Series 1999-33 Class PK, 6% 7/25/29	11,899,339	12,031,703
Series 2001-63 Class PG, 6% 12/25/31	8,829,969	8,918,334
Series 2001-74 Class QE, 6% 12/25/31	8,419,291	8,503,842
Series 2003-21 Class SK, 5.7075% 3/25/33 (e)(f)	3,820,646	462,233
Series 2003-3 Class HS, 5.2575% 9/25/16 (e)(f)	337,318	16,920
Series 2003-35:
Class BS, 4.6075% 4/25/17 (e)(f)	3,601,270	182,601
Class TQ, 5.1075% 5/25/18 (e)(f)	3,939,215	408,634
Series 2003-42 Class SJ, 4.6575% 11/25/22 (e)(f)	4,916,204	447,580
Series 2004-54 Class SW, 3.6075% 6/25/33 (e)(f)	17,496,745	981,653
Series 2004-56 Class SE, 5.1575% 10/25/33 (e)(f)	24,676,859	3,002,160
Series 2007-36:
Class GO, 4/25/37 (g)	4,708,786	3,460,206
Class PO, 4/25/37 (g)	6,438,014	4,753,308
Class SB, 4.2075% 4/25/37 (e)(f)	83,420,738	6,683,670
Class SG, 4.2075% 4/25/37 (e)(f)	60,972,369	4,643,351
Series 2007-57 Class SA, 26.265% 6/25/37 (e)	17,089,216	21,986,512
Series 2007-66:
Class SA, 25.245% 7/25/37 (e)	14,927,642	18,663,792
Class SB, 25.245% 7/25/37 (e)	6,127,414	7,307,823
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac:
floater:
Series 3033 Class TF, 0% 9/15/35 (e)	$ 573,374	$ 481,634
Series 3318:
Class CY, 0% 11/15/36 (e)	1,033,305	1,067,210
Class GY, 0% 5/15/37 (e)	1,171,389	1,184,201
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	22,055,171	22,371,365
Series 2101 Class PD, 6% 11/15/28	2,065,173	2,096,057
Series 2162 Class PH, 6% 6/15/29	2,262,944	2,297,218
Series 3225 Class EO, 10/15/36 (g)	11,528,622	8,587,158
Series 3030 Class SL, 3.5856% 9/15/35 (e)(f)	46,978,038	2,987,512
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2410 Class PF, 3.4944% 2/15/32 (e)	11,834,801	11,955,329
Series 2412 Class FK, 3.3144% 1/15/32 (e)	896,414	903,278
Series 2423 Class FA, 3.4144% 3/15/32 (e)	2,137,862	2,165,587
Series 2424 Class FM, 3.5144% 3/15/32 (e)	2,022,142	2,053,106
Series 2432:
Class FE, 3.4144% 6/15/31 (e)	2,184,090	2,211,391
Class FG, 3.4144% 3/15/32 (e)	838,564	847,998
Series 2534 Class FI, 3.4144% 2/15/32 (e)	16,560,200	16,628,640
Series 3066 Class HF, 0% 1/15/34 (e)	249,264	241,733
Series 3129 Class MF, 0% 7/15/34 (e)	1,821,336	1,866,797
Series 3222 Class HF, 0% 9/15/36 (e)	2,769,003	2,866,887
Series 3298 Class CF, 0% 8/15/36 (e)	2,041,636	2,424,443
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (g)	11,114,365	7,949,878
Series 2121 Class MG, 6% 2/15/29	8,705,586	8,892,256
Series 2131 Class BG, 6% 3/15/29 (c)(d)	55,529,440	56,317,208
Series 2137 Class PG, 6% 3/15/29	8,810,586	8,999,770
Series 2154 Class PT, 6% 5/15/29	12,944,911	13,218,887
Series 2425 Class JH, 6% 3/15/17	5,546,905	5,687,803
Series 2488 Class PR, 6% 8/15/32	6,986,863	7,083,232
Series 2585 Class KS, 5.0856% 3/15/23 (e)(f)	2,705,472	257,950
Series 2590 Class YR, 5.5% 9/15/32 (f)	574,091	164,923
Series 2640 Class QG, 2% 4/15/22	137,302	137,072
Series 2665 Class PB, 3.5% 6/15/23	906,511	905,743
Series 3258 Class PM, 5.5% 12/15/36	12,847,663	12,952,288
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2274 Class ZM, 6.5% 1/15/31	$ 3,176,347	$ 3,297,089
Series 2303 Class ZV, 6% 4/15/31	6,023,930	6,151,358
Series 2417 Class KZ, 6% 2/15/32	6,163,402	6,282,429
Series 2467 Class NB, 5% 7/15/17	7,939,000	7,891,654
Series 2502 Class ZC, 6% 9/15/32	6,197,591	6,287,632
Series 2504 Class Z, 6% 9/15/32	9,585,593	9,770,893
Series 2564 Class ES, 5.0856% 2/15/22 (e)(f)	4,281,901	352,563
Series 2575 Class ID, 5.5% 8/15/22 (f)	750,904	118,971
Series 2675 Class CB, 4% 5/15/16	418,192	415,286
Series 2683 Class JA, 4% 10/15/16	444,289	440,224
Series 2750 Class ZT, 5% 2/15/34	12,695,982	11,037,758
Series 2817 Class SD, 4.5356% 7/15/30 (e)(f)	7,318,509	594,481
Series 2902 Class LZ, 5.5% 9/15/31	35,890,926	35,619,753
Series 3204 Class VB, 5% 3/15/25	6,632,403	6,288,957
Series 3266 Class D, 5% 1/15/22	11,000,000	10,722,637
Series 2844:
Class SC, 30.4565% 8/15/24 (e)	572,785	729,739
Class SD, 53.7631% 8/15/24 (e)	842,672	1,564,250
Series 2957 Class SW, 3.4856% 4/15/35 (e)(f)	29,028,337	1,533,567
Series 3002 Class SN, 3.9856% 7/15/35 (e)(f)	29,181,703	2,145,760
Ginnie Mae guaranteed REMIC pass-thru securities:
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	13,103,092	13,383,786
Series 2006-50:
Class JC, 5% 6/20/36	31,031,879	29,902,291
Class JD, 5% 9/20/36	2,512,120	2,277,570
Series 2003-11 Class S, 4.045% 2/16/33 (e)(f)	21,249,629	1,512,405
Series 2004-32 Class GS, 3.995% 5/16/34 (e)(f)	6,097,427	385,773
Series 2007-18 Class S, 4.295% 4/16/37 (e)(f)	38,961,963	2,986,076
Series 2007-32 Class XA, 0% 5/20/36 (e)	5,736,077	6,485,201
Series 2007-35 Class SC, 25.17% 6/16/37 (e)	726,094	917,760
TOTAL U.S. GOVERNMENT AGENCY		732,096,841
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,304,107,489)		1,307,936,054
Commercial Mortgage Securities - 0.5%
	Principal Amount	Value
First Horizon Mortgage pass-thru Trust Series 2005-AR4 Class 2A1, 5.3289% 10/25/35 (e)	$ 9,263,989	$ 8,885,086
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8726% 10/16/23 (e)	646,557	655,190
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-59 Class D, 3.654% 10/16/27	35,005,000	34,026,117
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $44,917,114)		43,566,393
Cash Equivalents - 3.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
2.12%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Treasury Obligations) #	$ 21,650,826	21,647,000
2.33%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) #	275,648,505	275,595,000
TOTAL CASH EQUIVALENTS (Cost $297,242,000)		297,242,000
TOTAL INVESTMENT PORTFOLIO - 124.2% (Cost $11,815,973,523)		11,773,963,492
NET OTHER ASSETS - (24.2)%		(2,294,853,086)
NET ASSETS - 100%		$ 9,479,110,406
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
2,032 UST 2 YR Index Contracts	Oct. 2008	$ 427,990,000	$ 436,372

The face value of futures sold as a percentage of net assets - 4.5%
Swap Agreements
		Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal 2.815% with JPMorgan Chase, Inc.	Jan. 2010	$ 159,000,000	$ 205,237
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.71% with Bank of America	April 2010	140,000,000	1,679,174
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.1675% with JPMorgan Chase, Inc.	March 2013	100,000,000	4,297,020
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.53% with Deutsche Bank	Oct. 2009	100,000,000	(1,957,970)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.134% with JPMorgan Chase, Inc.	August 2009	91,000,000	(3,444,522)
Receive semi-annually a fixed rate equal to 4.245% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2018	60,000,000	(1,924,668)
Receive semi-annually a fixed rate equal to 4.758% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	April 2038	17,000,000	(842,629)
Receive semi-annually a fixed rate equal to 4.854% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2038	33,000,000	(1,179,209)
		$ 700,000,000	$ (3,167,567)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,434,048.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,053,737.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$21,647,000 due 6/02/08 at 2.12%
Banc of America Securities LLC	$ 3,398,604
Barclays Capital, Inc.	5,455,706
Credit Suisse Securities (USA) LLC	4,703,195
Merrill Lynch Government Securities, Inc.	8,089,495
$ 21,647,000
$275,595,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 39,466,826
Banc of America Securities LLC	35,482,990
Bank of America, NA	97,902,205
Barclays Capital, Inc.	9,679,750
Greenwich Capital Markets, Inc.	6,118,888
ING Financial Markets LLC	22,206,508
J.P. Morgan Securities, Inc.	12,237,776
Societe Generale, New York Branch	50,664,391
WestLB AG	1,835,666
$ 275,595,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 26,694,131
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 1,501,274,355	$ 125,008,002	$ 1,537,754,931	$ -	0.0%
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $11,814,182,755. Net unrealized depreciation aggregated $40,219,263, of which $77,647,376 related to appreciated investment securities and $117,866,639 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 30, 2008